UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-22641

__Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/15

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
November 30, 2015

Franklin K2 Alternative Strategies Fund

A SERIES OF FRANKLIN ALTERNATIVE STRATEGIES FUNDS

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Contents
Semiannual Report
Franklin K2 Alternative Strategies Fund	3
Performance Summary	7
Your Fund’s Expenses	10
Consolidated Financial Highlights and Consolidated
Statement of Investments	12
Consolidated Financial Statements	71
Notes to Consolidated Financial Statements	75
Shareholder Information	91

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Franklin K2 Alternative Strategies Fund

This semiannual report for Franklin K2 Alternative Strategies Fund covers the period ended November 30, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation with lower volatility relative to the broad equity markets. The Fund seeks to achieve its investment goal by allocating its assets across multiple non-traditional or “alternative” strategies, including but not limited to relative value, long short equity, global macro and event driven. The Fund is structured as a multi-manager fund, meaning the Fund’s assets are independently managed by multiple investment managers (subadvisors), while the Fund’s investment manager retains overall responsibility for the Fund’s investments. The Fund may invest in a wide range of securities and other investments including, but not limited to: equity securities including common stocks, preferred stocks, convertible securities, rights and warrants, private and registered investment vehicles and exchange-traded funds (ETFs); and debt securities including bonds, notes, debentures, banker’s acceptances and commercial paper; loans and loan participations; and mortgage-backed or other asset-backed securities, including collateralized debt obligations; as well as derivatives, commodities and currencies.

Performance Overview

The Fund’s Class A shares had a -2.24% cumulative total return for the six months under review. For comparison, the Fund’s primary benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill (T-Bill) Index, which tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months, posted a +0.01% total return.1 Also for comparison, the Fund’s secondary benchmark, the HFRX Global Hedge Fund Index, which is designed to be representative of the overall composition of the hedge fund universe, had a -4.77% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Strategy Allocation

Based on Total Investments as of 11/30/15

Economic and Market Overview

The global economy expanded moderately during the six months under review although growth slowed in some countries. As measured by the MSCI World Index, stocks in global developed markets declined overall during the period. Weighing on global stocks were worries about China’s slowing economy and tumbling stock market, declining commodity prices, geopolitical tensions between Russia and Turkey, and ongoing uncertainty over the U.S. Federal Reserve’s (Fed’s) timing for raising interest rates. Conversely, stocks gained as economic data in the U.S. and certain eurozone countries improved, Greece reached an agreement with its creditors, certain global central banks sought to boost their respective economies and the Fed kept the federal funds target rate unchanged. For the reporting period, oil prices declined sharply largely due to increased global supply and reduced global demand. Gold and other commodity prices also fell. The U.S. dollar appreciated against most currencies during the period, which reduced returns of many foreign assets in U.S. dollar terms.

1. Source: Morningstar.
2. Source: FactSet. Hedge Fund Research, Inc. – www.hedgefundresearch.com.The HFRX Global Hedge Fund Index is being used under license from Hedge Fund
Research, Inc., which does not endorse or approve of any of the contents of this report.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI).
The Consolidated SOI begins on page 17.

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Amid healthy consumer spending, U.S. economic growth strengthened in the second quarter. The third quarter was less robust as businesses cut back on inventories, exports slowed, and state and local governments reduced their spending. Although global financial markets anticipated a Fed interest rate increase, the Fed kept interest rates unchanged. It said it expected moderate economic expansion but would monitor developments domestically and abroad. The Fed’s October meeting minutes indicated most members acknowledged the possibility of an interest rate increase at their next meeting in December.

Outside the U.S., the U.K. economy’s growth slowed in the third quarter following slight second-quarter growth spurred by the service sector. Weak construction and manufacturing results hampered third-quarter expansion. In the eurozone, despite investor concerns about China’s moderating economy and geopolitical tensions between Russia and Turkey, the region generally benefited during the period from lower oil prices, a weaker euro that supported exports, the European Central Bank’s (ECB’s) accommodative policy, an improved 2015 eurozone growth forecast, and expectations of further ECB stimulus.

After a decline in the second quarter of 2015, Japan’s economy expanded in the third quarter as capital expenditures improved. The Bank of Japan took several actions during the reporting period, including maintaining its monetary policy, lowering its economic growth and inflation forecasts, and increasing its purchases of longer-term debt.

In emerging markets, economic growth generally moderated. At the beginning of the reporting period, Greece’s economic and financial woes weighed on investor sentiment although the country and its creditors reached an agreement for a third bailout package in July. In China, the government’s intervention to cool domestic stock market speculation and its effective currency devaluation led to a severe slump in emerging market stocks from June through August. In October, emerging market equities gained after China expanded its monetary and fiscal stimulus to support its economy, though they retreated in November amid other concerns. In Brazil, falling prices for energy and other commodities coincided with an economic recession, rising unemployment and political uncertainty, leading to equity weakness and currency depreciation. Central bank actions varied across emerging markets during the six months under review, as some banks raised interest rates in response to rising inflation and weakening currencies, while others lowered interest rates to promote economic growth. In the recent global environment, emerging market stocks, as measured by the MSCI Emerging Markets Index, fell significantly for the six-month period.

Investment Strategy

We manage the Fund using a multi-manager approach. While we are responsible for the Fund’s overall investments, we allocate assets to multiple subadvisors, each of whom independently manages a separate portion of the Fund’s portfolio in accordance with some or all of the following strategies: long short equity, relative value, event driven and global macro. We allocate the Fund’s assets among these strategies utilizing a top-down approach, generating the Fund’s strategy weightings by taking into account market conditions, risk factors, diversification, liquidity, transparency, and availability of various subadvisors and other investment options, among other things. The allocations to specific subadvisors may change from time to time based upon our assessment of their correlations to various markets and to each other, their risk profiles and return expectations. Long short equity strategies generally seek to produce returns from investments in the equity markets by taking long and short positions in stocks and common stock indexes (through the use of derivatives or ETFs). Relative value strategies encompass a wide range of investment techniques that are intended to profit from pricing inefficiencies. Event driven strategies generally invest in securities of companies undergoing significant corporate events. Global macro strategies generally focus on broad-based economic opportunities across numerous markets and investments.

The Fund may take long and/or short positions in a wide range of asset classes, including equities, fixed income, commodities and currencies, among others. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price. The Fund may use derivatives for hedging and nonhedging (investment) purposes. Such derivative investments may include futures contracts, swaps, options and currency forward contracts. The Fund may engage in active and frequent trading as part of its investment strategies.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

What is a swap agreement?

A swap agreement, such as an equity total return swap, is a contract between the Fund and a counterparty to exchange on a future date the returns, or differentials in return, that would have been earned or realized if a notional amount were invested in specific instruments.

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A credit default swap, or CDS, is an agreement between two parties whereby the buyer receives credit protection from the seller. The buyer makes periodic payments over the term of the agreement in return for a payment by the seller in the event of a default or other credit event.

An interest rate swap is an agreement between two parties to exchange interest rate obligations, generally one based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper or other benchmarks).

What is an option?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely, the seller (writer) of an option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

Subadvisors
11/30/15

Long Short Equity

Chilton Investment Company, LLC
Impala Asset Management, LLC
Jennison Associates, LLC
Wellington Management Company, LLP

Relative Value

Basso Capital Management, L.P.
Chatham Asset Management, LLC
Lazard Asset Management, LLC
Loomis Sayles & Company, L.P.

Event Driven

P. Schoenfeld Asset Management L.P.
York Registered Holdings, L.P.

Global Macro

EMSO Partners Limited
Graham Capital Management, L.P.

Manager’s Discussion

Two of the four strategies in which the Fund’s assets were allocated, global macro and long short equity, provided positive performance for the period. However, the event driven and relative value strategies declined during the review period, and the Fund’s overall performance was negative.

Our relative value strategy managers were Basso Capital Management, Chatham Asset Management, Lazard Asset Management and Loomis Sayles & Company. While Basso delivered a positive return, the other managers declined for the period, largely due to a notable high yield bond sell-off in the second half of 2015. For Basso, certain corporate bonds in the technology sector benefited returns, as did some consumer noncyclical equity and preferred equity positions. In contrast, certain technology stock positions weighed on performance. Two of Chatham’s corporate bonds, one in the consumer noncyclical sector and one in the financials sector, notably detracted from performance. However, a number of consumer non-cyclical bond positions made positive contributions to returns. For Lazard, long convertible bond positions in renewable energy declined due to increased investor concerns on solar companies. However, since these were set up as convertible arbitrage trades, the losses were partially offset by gains from corresponding short equity positions. For Loomis Sayles, energy sector corporate bonds generally hindered performance. Overall, the relative value strategy managers have noted that the sell-off in late 2015 and increasing volatility provided what they viewed as more robust opportunities. Areas of interest for individual managers included convertibles in Asia, sector differentiation in the broader credit and equity markets, and lower quality issues for high yield bonds.

The Fund’s event driven strategy managers were P. Schoenfeld Asset Management and York Registered Holdings. The managers experienced negative results during the period. As is typical in the event driven space, contributors and detractors tend to be from diverse events, including mergers, restructurings and other corporate events. For P. Schoenfeld, certain basic materials and energy stock positions weighed on performance. A pharmaceutical stock, which had previously been an acquisition target, also detracted from returns. In contrast, select equity swap positions in the basic materials and communications sectors benefited performance. For York, consumer non-cyclical positions declined due to disappointing earnings announcements, restructuring charges and exposure to China’s slowing economy. On the other hand, several equity holdings in the consumer non-cyclical sector rallied with the broader market and added value. Looking forward, both managers expect a robust event driven opportunity set to continue, driven by a combination of corporate need for growth and a potential for increased defaults.

Graham Capital Management and EMSO Partners Limited represented our global macro exposure. EMSO delivered positive performance, while Graham modestly detracted from returns. EMSO benefited from long exposure in Greek and Argentine sovereign bonds. Long exposure in Greece performed

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well throughout the period due to the resolution of the debt crisis and an election that solidified the Syriza party’s power, which stabilized the government. Speculation about further quantitative easing in Europe also helped a rally in Greek bonds. Argentine bonds also performed well due to the anticipation of elections in October and November yielding a new president to replace scandal-plagued Cristina Fernandez de Kirchner. The bonds rallied further when Mauricio Macri, seen as the most pro-market presidential candidate, won the election. Graham suffered losses during the period. Among detractors was short commodity positioning in agricultural commodities in June, which suffered from a price rally due to extreme rain in the Midwest diminishing U.S. crop yields. Graham also experienced significant losses in August and September from long equity positioning, which suffered during the steep market sell-off. The asset manager did not participate in October’s equity market rebound because it had shifted from long to slightly short net positioning in equities.

The Fund’s long short equity strategy managers were Chilton Investment Company, Impala Asset Management, Jennison Associates and Wellington Management Company. Chilton and Wellington contributed positive performance for the period, while Impala’s return was relatively flat. Jennison, which focused on the health care sector, posted negative results given elevated concerns about high valuations and drug pricing practices. For Chilton, select consumer cyclical stocks reported quarterly earnings that exceeded analyst expectations and aided performance. In contrast, select industrials holdings adversely affected results, as one was downgraded in a research report and another reported lower volume in its transportation business. Among the equity positions of Wellington, which focuses on the technology sector, an announced acquisition and positive quarterly earnings surprises notably contributed to performance. Conversely, select holdings with significant revenue exposure in China were challenged by investor concerns about the country’s slowing growth. For Jennison, certain long holdings in pharmaceuticals and biotechnology declined as a U.S. presidential candidate’s comments about regulating drug prices weighed on the industry. In addition, company-specific concerns hampered performance of individual biotechnology and pharmaceutical positions. However, select pharmaceutical long holdings posted gains and helped results, including one company that reported successful results from a Phase 3 trial of a pipeline drug. Among areas the long short equity strategy managers found attractive at period-end were housing/materials, biotechnology, electronic payments and auto parts.

Thank you for your participation in Franklin K2 Alternative Strategies Fund. We look forward to continuing to serve your investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of November 30, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value

Share Class (Symbol)	11/30/15	5/31/15		Change
A (FAAAX)	$10.91	$11.16	-$	0.25
C (FASCX)	$10.80	$11.09	-$	0.29
R (FSKKX)	$10.84	$11.15	-$	0.31
R6 (FASRX)	$10.95	$11.18	-$	0.23
Advisor (FABZX)	$10.94	$11.18	-$	0.24

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PERFORMANCE SUMMARY

Performance as of 11/30/151

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

				Average Annual	Total Annual Operating Expenses[6]
	Cumulative	Average Annual	Value of $10,000	Total Return
Share Class	Total Return[2]	Total Return[3]	Investment[4]	(12/31/15)[5]	(with waiver)	(without waiver)
A					2.85%	3.49%
6-Month	-2.24%	-7.85%	$9,215
1-Year	+0.52%	-5.29%	$9,471	-5.86%
Since Inception (10/11/13)	+10.20%	+1.79%	$10,387	+1.29%
C					3.60%	4.24%
6-Month	-2.61%	-3.59%	$9,641
1-Year	-0.22%	-1.22%	$9,878	-1.82%
Since Inception (10/11/13)	+8.68%	+3.97%	$10,868	+3.34%
R					3.10%	3.74%
6-Month	-2.78%	-2.78%	$9,722
1-Year	-0.18%	-0.18%	$9,982	-0.76%
Since Inception (10/11/13)	+9.23%	+4.22%	$10,923	+3.61%
R6					2.51%	3.15%
6-Month	-2.06%	-2.06%	$9,794
1-Year	+0.79%	+0.79%	$10,079	+0.24%
Since Inception (10/11/13)	+10.90%	+4.96%	$11,090	+4.36%
Advisor					2.60%	3.24%
6-Month	-2.15%	-2.15%	$9,785
1-Year	+0.86%	+0.86%	$10,086	+0.19%
Since Inception (10/11/13)	+10.87%	+4.95%	$11,087	+4.33%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s performance depends on the manager’s skill in selecting, overseeing and allocating fund assets. The Fund is actively managed and could experience losses if the investment manager’s and subadvisors’ judgment about particular investments made for the Fund’s portfolio prove to be incorrect. Some subadvisors may have little or no experience managing the assets of a registered investment company. Foreign investments are subject to greater investment risk such as political, economic, credit and information risks as well as risk of currency fluctuations. Investments in derivatives involve costs and can create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. Currency management strategies could result in losses to the Fund if currencies do not perform as the investment manager or subadvisor expects. Lower rated or high yield debt securities involve greater credit risk, including the possibility of default or bankruptcy. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Merger arbitrage investments risk loss if a proposed reorganization in which the Fund invests is renegotiated or terminated. Liquidity risk exists when securities have become more difficult to sell at the price at which the Fund has valued the securities. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R: Class R6: Advisor Class:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus.

Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 9/30/16 and a fee waiver related to the management fee paid by a subsidiary. The transfer agent has contractually agreed to waive or limit its transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.01% until
9/30/16. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”

If Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 6/1/15	Value 11/30/15	Period* 6/1/15–11/30/15
A
Actual	$1,000	$977.60	$14.29
Hypothetical (5% return before expenses)	$1,000	$1,010.55	$14.53
C
Actual	$1,000	$973.90	$17.86
Hypothetical (5% return before expenses)	$1,000	$1,006.90	$18.16
R
Actual	$1,000	$972.20	$15.38
Hypothetical (5% return before expenses)	$1,000	$1,009.40	$15.67
R6
Actual	$1,000	$979.40	$12.57
Hypothetical (5% return before expenses)	$1,000	$1,012.30	$12.78
Advisor
Actual	$1,000	$978.50	$12.96
Hypothetical (5% return before expenses)	$1,000	$1,011.90	$13.18

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 2.89%;
C: 3.62%; R: 3.12%; R6: 2.54% and Advisor: 2.62%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Highlights
Franklin K2 Alternative Strategies Fund
	Period Ended	Year End May 31,
	November 30, 2015
	(unaudited)	2015	2014 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.16	$10.64	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.04)	(0.11)	(0.02)
Net realized and unrealized gains (losses)	(0.21)	0.70	0.70
Total from investment operations	(0.25)	0.59	0.68
Less distributions from net investment income	—	(0.07)	(0.04)
Net asset value, end of period	$10.91	$11.16	$10.64

Total return[d]	(2.24)%	5.53%	6.82%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	3.25%	3.40%	3.33%
Expenses net of waiver, payments by affiliates and expense reduction[f]	2.89%[g]	2.99%[g]	2.83%
Expenses incurred in connection with securities sold short	0.67%	0.65%	0.56%
Net investment income (loss)	(0.73)%	(0.95)%	(0.35)%

Supplemental data
Net assets, end of period (000’s)	$193,529	$148,991	$96,889
Portfolio turnover rate	118.20%	295.81%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(g).
gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)
	Period Ended	Year End May 31,
	November 30, 2015
	(unaudited)	2015	2014 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.09	$10.60	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.08)	(0.17)	(0.08)
Net realized and unrealized gains (losses)	(0.21)	0.69	0.72
Total from investment operations	(0.29)	0.52	0.64
Less distributions from net investment income	—	(0.03)	(0.04)
Net asset value, end of period	$10.80	$11.09	$10.60

Total return[d]	(2.61)%	4.87%	6.42%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	3.98%	4.04%	4.03%
Expenses net of waiver, payments by affiliates and expense reduction[f]	3.62%[g]	3.63%[g]	3.53%
Expenses incurred in connection with securities sold short	0.67%	0.65%	0.56%
Net investment income (loss)	(1.46)%	(1.59)%	(1.05)%

Supplemental data
Net assets, end of period (000’s)	$73,222	$37,937	$16,618
Portfolio turnover rate	118.20%	295.81%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(g).
gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report 13

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)
	Period Ended	Year End May 31,
	November 30, 2015
	(unaudited)	2015	2014 [a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.15	$10.62	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.07)	(0.16)	(0.05)
Net realized and unrealized gains (losses)	(0.24)	0.73	0.71
Total from investment operations	(0.31)	0.57	0.66
Less distributions from net investment income	—	(0.04)	(0.04)
Net asset value, end of period	$10.84	$11.15	$10.62

Total return[d]	(2.78)%	5.39%	6.62%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	3.48%	3.57%	3.63%
Expenses net of waiver, payments by affiliates and expense reduction[f]	3.12%[g]	3.16%[g]	3.13%
Expenses incurred in connection with securities sold short	0.67%	0.65%	0.56%
Net investment income (loss)	(0.96)%	(1.12)%	(0.65)%

Supplemental data
Net assets, end of period (000’s)	$334	$9,173	$11,660
Portfolio turnover rate	118.20%	295.81%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(g).
gBenefit of expense reduction rounds to less than 0.01%.

14 Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)
	Period Ended	Year End May 31,
	November 30, 2015
	(unaudited)	2015	2014 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.18	$10.66	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.02)	(0.08)	(0.01)
Net realized and unrealized gains (losses)	(0.21)	0.70	0.71
Total from investment operations	(0.23)	0.62	0.70
Less distributions from net investment income	—	(0.10)	(0.04)
Net asset value, end of period	$10.95	$11.18	$10.66

Total return[d]	(2.06)%	5.80%	7.02%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	2.90%	2.98%	3.19%
Expenses net of waiver, payments by affiliates and expense reduction[f]	2.54%[g]	2.60%[g]	2.69%
Expenses incurred in connection with securities sold short	0.67%	0.65%	0.56%
Net investment income (loss)	(0.38)%	(0.56)%	(0.21)%

Supplemental data
Net assets, end of period (000’s)	$261,042	$239,754	$215,526
Portfolio turnover rate	118.20%	295.81%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(g).
gBenefit of expense reduction less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report 15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)
	Period Ended	Year End May 31,
	November 30, 2015
	(unaudited)	2015	2014 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.18	$10.65	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.02)	(0.02)	(0.02)
Net realized and unrealized gains (losses)	(0.22)	0.64	0.71
Total from investment operations	(0.24)	0.62	0.69
Less distributions from net investment income	—	(0.09)	(0.04)
Net asset value, end of period	$10.94	$11.18	$10.65

Total return[d]	(2.15)%	5.88%	6.92%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	2.98%	3.07%	3.21%
Expenses net of waiver, payments by affiliates and expense reduction[f]	2.62%[g]	2.66%[g]	2.71%
Expenses incurred in connection with securities sold short	0.67%	0.65%	0.56%
Net investment income (loss)	(0.46)%	(0.62)%	(0.23)%

Supplemental data
Net assets, end of period (000’s)	$646,012	$329,139	$54,593
Portfolio turnover rate	118.20%	295.81%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(g).
gBenefit of expense reduction less than 0.01%.

16 Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN K2 ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, November 30, 2015 (unaudited)

Franklin K2 Alternative Strategies Fund
	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 36.1%
Aerospace & Defense 1.1%
Northrop Grumman Corp	United States	2,353	$438,505
[a]Precision Castparts Corp	United States	36,542	8,460,935
[a,b]TransDigm Group Inc	United States	15,474	3,630,664
			12,530,104
Air Freight & Logistics 0.4%
[a]FedEx Corp	United States	27,725	4,395,521
Airlines 0.2%
[b]Air Canada	Canada	16,105	125,782
[b,c,d]AMR Corp., Contingent Distribution	United States	3,268	—
[a,e]Delta Air Lines Inc	United States	46,830	2,175,722
[b,f]Wizz Air Holdings PLC, 144A	Switzerland	16,236	431,838
			2,733,342
Auto Components 0.1%
[b,f]Europcar Groupe SA, 144A	France	52,650	661,129
Hota Industrial Manufacturing Co. Ltd	Taiwan	51,000	196,863
Johnson Controls Inc	United States	18,029	829,334
			1,687,326
Automobiles 0.4%
Daimler AG	Germany	10,430	933,706
[b]Peugeot SA	France	194,851	3,481,247
[a,b]Tesla Motors Inc	United States	1,525	351,146
			4,766,099
Banks 0.0%†
[b,f]ABN AMRO Group NV, 144A	Netherlands	5,022	105,483
Bank of America Corp	United States	8,897	155,075
KBC Groep NV	Belgium	1,950	116,405
			376,963
Beverages 0.6%
[a]Brown-Forman Corp., B	United States	20,559	2,108,120
Davide Campari-Milano SpA	Italy	111,885	982,930
Heineken NV	Netherlands	31,444	2,795,967
[a,b]Monster Beverage Corp	United States	6,697	1,035,423
			6,922,440
Biotechnology 2.4%
[b]Adaptimmune Therapeutics PLC, ADR	United States	6,971	63,018
[b]Aduro Biotech Inc	United States	5,798	179,680
[a,b]Agios Pharmaceuticals Inc	United States	2,321	149,913
[a,b]Alexion Pharmaceuticals Inc	United States	10,647	1,899,851
[a,b]Alnylam Pharmaceuticals Inc	United States	14,266	1,484,520
[b]Amicus Therapeutics Inc	United States	24,281	260,535
[b]Applied Genetic Technologies Corp	United States	12,072	205,707
[a]Baxalta Inc	United States	44,804	1,540,362
[b]BioCryst Pharmaceuticals Inc	United States	16,081	170,619
[a,b]Biogen Idec Inc	United States	5,059	1,451,225
[a,b]BioMarin Pharmaceutical Inc	United States	33,007	3,147,878
[b]Bluebird Bio Inc	United States	7,446	660,832
[b]Cara Therapeutics Inc	United States	7,545	124,870
[a,b]Celgene Corp	United States	19,650	2,150,692

franklintempleton.com

Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[b]Chimerix Inc	United States	10,468	$422,907
[b]Coherus Biosciences Inc	United States	6,196	188,173
[b]DBV Technologies SA, ADR	France	7,201	251,099
[b]Dimension Therapeutics Inc	United States	6,007	90,345
[b]Dyax Corp	United States	7,797	262,447
[b]EPIRUS Biopharmaceuticals Inc	United States	29,450	143,421
[b]Epizyme Inc	United States	11,704	188,551
[b]Exelixis Inc	United States	83,321	476,596
[b]Fibrocell Science Inc	United States	33,821	199,544
[b]Flexion Therapeutics Inc	United States	9,318	181,142
[a]Gilead Sciences Inc	United States	8,052	853,190
[b]Global Blood Therapeutics Inc	United States	4,283	201,130
[b]Immune Design Corp	United States	2,878	60,237
[a,b]Incyte Corp. Ltd	United States	23,376	2,670,474
[b]Inotek Pharmaceuticals Corp	United States	20,812	249,536
[b]Insmed Inc	United States	15,519	253,115
[b]Invitae Corp	United States	476	3,660
[b]Kindred Biosciences Inc	United States	9,857	39,329
[b]MacroGenics Inc	United States	3,412	117,987
[b]Medgenics Inc	Israel	23,215	160,648
[b]Mirati Therapeutics Inc	United States	959	36,471
[b]Natera Inc	United States	9,137	81,228
[b]Neurocrine Biosciences Inc	United States	6,361	345,848
[b]Nexvet Biopharma PLC	Ireland	259	1,023
[b]Nivalis Therapeutics Inc	United States	2,935	24,360
[b]Otonomy Inc	United States	16,573	437,361
[a,b]OvaScience Inc	United States	27,910	263,191
PDL BioPharma Inc	United States	2,000	7,570
[b]Portola Pharmaceuticals Inc	United States	11,960	593,336
[b]ProQR Therapeutics NV	Netherlands	5,425	56,528
[b]Prothena Corp. PLC	Ireland	7,156	504,784
[b]PTC Therapeutics Inc	United States	12,794	384,332
[b]Radius Health Inc	United States	3,522	214,173
[b]Regeneron Pharmaceuticals Inc	United States	2,836	1,544,202
[b]REGENXBIO Inc	United States	2,238	53,645
[b]Retrophin Inc	United States	10,248	229,043
[b]Sarepta Therapeutics Inc	United States	8,387	308,306
[b]Seres Therapeutics Inc	United States	4,765	170,730
[b]Tesaro Inc	United States	13,565	692,358
[b]Trevena Inc	United States	8,832	111,195
[b]Ultragenyx Pharmaceutical Inc	United States	10,319	1,014,564
[a,b]Vertex Pharmaceuticals Inc	United States	6,185	800,092
			28,377,573
Capital Markets 0.2%
[a]SEI Investments Co	United States	49,822	2,709,819
Chemicals 1.7%
[a]Air Products & Chemicals Inc	United States	25,686	3,516,156
AirBoss of America Corp	Canada	2,042	29,129
Akzo Nobel NV	Netherlands	20,915	1,487,615
LyondellBasell Industries NV, A	United States	20,709	1,984,336
[a]PPG Industries Inc	United States	9,121	964,455

18 Semiannual Report

franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Chemicals (continued)
[a]The Sherwin-Williams Co	United States	19,508	$5,385,574
[a,b]WR Grace & Co	United States	66,613	6,542,729
			19,909,994
Commercial Services & Supplies 0.2%
[b]Atento SA	Spain	64,855	712,757
Edenred	France	37,201	770,959
West Corp	United States	18,610	474,555
			1,958,271
Communications Equipment 0.4%
[b]Alcatel-Lucent	France	31,275	123,186
[b]Arista Networks Inc	United States	2,905	213,576
[a,b]Ciena Corp	United States	37,340	934,994
[a]Cisco Systems Inc	United States	37,850	1,031,412
[b]NetScout Systems Inc	United States	5,550	183,705
[a]Nokia Corp., ADR	Finland	53,061	382,570
Nokia OYJ, A	Finland	130,347	941,300
QUALCOMM Inc	United States	17,420	849,922
[b]Ruckus Wireless Inc	United States	30,370	347,736
			5,008,401
Construction & Engineering 0.1%
Fluor Corp	United States	15,363	746,642
Construction Materials 0.8%
Buzzi Unicem SpA	Italy	97,033	1,743,863
[a,b]Cemex SAB de CV, ADR	Mexico	16,481	103,830
[a]Eagle Materials Inc	United States	17,571	1,213,805
Italcementi SpA	Italy	166,729	1,807,370
[a]Martin Marietta Materials Inc	United States	28,659	4,510,926
			9,379,794
Consumer Finance 0.3%
[a,b]Synchrony Financial	United States	105,706	3,364,622
Diversified Financial Services 0.4%
Cerved Information Solutions SpA	Italy	39,604	299,181
[a]Moody’s Corp	United States	36,985	3,813,893
[a]MSCI Inc	United States	13,955	978,525
Voya Financial Inc	United States	2,400	97,680
			5,189,279
Diversified Telecommunication Services 0.1%
Swisscom AG	Switzerland	2,151	1,059,977
[b,e]Telecom Italia SpA	Italy	24,847	32,132
Telecom Italia SpA, RSP	Italy	137,677	158,554
			1,250,663
Electric Utilities 0.1%
Pepco Holdings Inc	United States	25,550	655,869
Electrical Equipment 0.0%†
[b]SolarCity Corp	United States	6,489	186,624

franklintempleton.com

Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Energy Equipment & Services 0.6%
[a]Baker Hughes Inc	United States	74,814	$4,045,193
[b]Cameron International Corp	United States	45,616	3,115,117
Halliburton Co	United States	991	39,491
			7,199,801
Food & Staples Retailing 0.6%
[a]Costco Wholesale Corp	United States	33,756	5,448,894
[a]CVS Health Corp	United States	12,436	1,170,103
			6,618,997
Food Products 0.9%
[a]The Kraft Heinz Co	United States	85,389	6,292,315
Lindt & Spruengli AG	Switzerland	66	4,765,972
			11,058,287
Health Care Equipment & Supplies 1.3%
[b]Alere Inc	United States	15,257	629,656
Baxter International Inc	United States	91,978	3,462,972
[a]Becton Dickinson and Co	United States	30,059	4,516,365
[a,b]Derma Sciences Inc	United States	13,030	58,374
[b]DexCom Inc	United States	8,621	732,958
[b]GenMark Diagnostics Inc	United States	25,179	200,677
[a,b]IDEXX Laboratories Inc	United States	51,704	3,661,677
[b]Innocoll AG, ADR	Germany	3,853	29,244
Medtronic PLC	United States	21,464	1,617,098
[b]Novadaq Technologies Inc	Canada	16,778	204,356
[b]TearLab Corp	United States	61,366	91,435
			15,204,812
Health Care Providers & Services 1.6%
[b]Acadia Healthcare Co. Inc	United States	10,364	715,220
[a]Aetna Inc	United States	14,107	1,449,494
[b,f]Attendo AB, 144A	Sweden	5,155	41,373
Celesio AG	Germany	61,856	1,641,032
[a,b]Centene Corp	United States	18,679	1,078,712
[a]Cigna Corp	United States	27,941	3,771,476
[b]Community Health Systems Inc	United States	27,875	237
[b]DaVita HealthCare Partners Inc	United States	7,796	569,420
[a,b]HCA Holdings Inc	United States	4,608	313,621
[b]Health Net Inc	United States	22,836	1,444,605
[a]Humana Inc	United States	25,769	4,346,200
[b]Molina Healthcare Inc	United States	7,376	444,478
[a,b]Premier Inc., A	United States	3,712	127,544
[b]Surgery Partners Inc	United States	5,956	113,819
[a]UnitedHealth Group Inc	United States	13,810	1,556,525
[a]Universal Health Services Inc., B	United States	6,265	761,323
			18,375,079
Health Care Technology 0.0%†
[b]IMS Health Holdings Inc	United States	11,545	320,027
[b]MedAssets Inc	United States	6,569	197,924
			517,951

20 Semiannual Report

franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Hotels, Restaurants & Leisure 1.9%
[a,b]Buffalo Wild Wings Inc	United States	25,263	$4,048,143
Carnival Corp	United States	57,803	2,920,786
[a,b]Chipotle Mexican Grill Inc	United States	1,771	1,026,383
[a]Domino’s Pizza Inc	United States	30,033	3,227,647
[a]Las Vegas Sands Corp	United States	10,558	465,185
[a]Sonic Corp	United States	142,172	4,131,518
[a]Starbucks Corp	United States	76,029	4,667,420
Starwood Hotels & Resorts Worldwide Inc	United States	18,059	1,297,359
			21,784,441
Household Durables 0.7%
[a,b]CalAtlantic Group Inc	United States	50,378	2,120,914
D.R. Horton Inc	United States	13,452	434,634
[b]Hovnanian Enterprises Inc	United States	2,423	4,434
[a,b]Jarden Corp	United States	33,122	1,546,135
[b]Mohawk Industries Inc	United States	8,422	1,606,244
[a]PulteGroup Inc	United States	45,168	879,872
Sony Corp., ADR	Japan	42,941	1,113,031
			7,705,264
Industrial Conglomerates 0.3%
CK Hutchison Holdings Ltd	Hong Kong	73,940	969,852
Danaher Corp	United States	26,574	2,561,468
			3,531,320
Insurance 0.2%
[a]Chubb Corp	United States	16,967	2,214,703
Internet & Catalog Retail 0.8%
[a,b]Amazon.com Inc	United States	6,856	4,557,869
[a]Expedia Inc	United States	7,915	974,416
Travelport Worldwide Ltd	United States	6	80
[a,b]TripAdvisor Inc	United States	11,365	936,135
[a,b]Wayfair Inc., A	United States	75,249	2,852,689
			9,321,189
Internet Software & Services 1.0%
[a,b]Akamai Technologies Inc	United States	15,405	887,482
[a,b]Alibaba Group Holding Ltd., ADR	China	14,175	1,191,834
[a,b]Alphabet Inc., A	United States	890	678,936
[a,b]Alphabet Inc., C	United States	1,051	780,473
[a,b]Benefitfocus Inc	United States	14,810	600,101
[a,b]CoStar Group Inc	United States	5,295	1,107,926
[b]Demandware Inc	United States	4,500	230,175
[a,b]eBay Inc	United States	14,335	424,173
[b]Envestnet Inc	United States	5	162
[a,b]Facebook Inc	United States	9,039	942,225
[b]Marketo Inc	United States	13,650	413,186
Tencent Holdings Ltd	China	13,400	266,671
[b]Twitter Inc	United States	1,665	42,291
[a,b]VeriSign Inc	United States	6,655	595,223
[b]Yahoo! Inc	United States	111,891	3,783,035
[b]Zillow Group Inc., A	United States	2,940	76,528

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Internet Software & Services (continued)
[b]Zillow Group Inc., C	United States	5,580	$137,547
			12,157,968
IT Services 3.3%
Accenture PLC, A	United States	16,460	1,764,841
[a,b]Alliance Data Systems Corp	United States	6,945	1,992,173
Amdocs Ltd	United States	43,106	2,438,506
[a]Automatic Data Processing Inc	United States	26,810	2,312,631
[a,b]Cardtronics Inc	United States	35,210	1,324,248
[a,b]Cognizant Technology Solutions Corp., A	United States	19,650	1,268,997
[a,b]EPAM Systems Inc	United States	7,500	590,475
[b]Euronet Worldwide Inc	United States	7,697	598,211
EVERTEC Inc	Puerto Rico	38,575	662,719
[a,b]ExlService Holdings Inc	United States	81,260	3,800,530
Fidelity National Information Services Inc	United States	2,138	136,127
[b]Gartner Inc	United States	3,600	335,880
[b]Genpact Ltd	United States	135,975	3,426,570
[a]Global Payments Inc	United States	18,030	1,277,426
[a]Heartland Payment Systems Inc	United States	44,760	3,551,258
[a]MasterCard Inc., A	United States	31,573	3,091,628
[a,b]PayPal Holdings Inc	United States	38,555	1,359,449
[b]Syntel Inc	United States	1,500	72,645
[a,b]Vantiv Inc., A	United States	25,275	1,332,245
[a,b]VeriFone Systems Inc	United States	68,750	1,971,750
[a]Visa Inc., A	United States	28,075	2,218,206
[a,b]WEX Inc	United States	25,897	2,441,310
[b,f]Worldpay Group PLC, 144A	United Kingdom	62,471	281,320
			38,249,145
Leisure Products 0.0%†
[b]JAKKS Pacific Inc	United States	1,830	15,061
Life Sciences Tools & Services 0.4%
[b]Fluidigm Corp	United States	12,600	143,262
[a,b]Illumina Inc	United States	7,604	1,398,376
[b]Sequenom Inc	United States	69,498	123,706
[a]Thermo Fisher Scientific Inc	United States	18,141	2,510,714
[a,b]WuXi Pharmatech Cayman Inc., ADR	China	23,425	1,070,523
			5,246,581
Machinery 0.0%†
[b]Navistar International Corp	United States	802	11,637
Marine 0.2%
Irish Continental Group PLC	Ireland	335,601	1,896,992
Media 1.9%
CBS Corp., B	United States	19,277	973,103
[a,b,e]Charter Communications Inc., A,	United States	3,315	621,098
[a,b]Dish Network Corp., A	United States	40,301	2,527,276
[b]Imax Corp	Canada	8,645	327,473
[b]Liberty Global PLC LiLAC, A	United Kingdom	5,227	196,274
[b]Liberty Global PLC LiLAC, C	United Kingdom	1,299	50,947
[b]Liberty Global PLC, A	United Kingdom	9,692	411,038
[b]Liberty Global PLC, C	United Kingdom	25,990	1,065,590

22 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Media (continued)
[a,b]Liberty Media Corp., C	United States	75,706	$2,960,105
[b]Markit Ltd	United States	31,635	933,232
[a]News Corp., B	United States	88,318	1,277,078
SES SA, IDR	Luxembourg	24,396	677,122
[a]Time Warner Cable Inc	United States	37,427	6,915,387
[a]The Walt Disney Co	United States	34,680	3,935,139
			22,870,862
Metals & Mining 0.1%
[b]Impala Platinum Holdings Ltd	South Africa	137,721	301,241
ThyssenKrupp AG	Germany	51,931	1,105,306
			1,406,547
Multi-Utilities 0.0%†
TECO Energy Inc	United States	8,849	232,906
Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy Corp	United States	2,006	10,572
[b]Cobalt International Energy Inc	United States	1,106	8,151
[b]Kinder Morgan Inc., wts., 5/25/17	United States	23,443	7,033
[a]Occidental Petroleum Corp	United States	30,075	2,273,369
[b]Solazyme Inc	United States	20,274	66,904
			2,366,029
Paper & Forest Products 0.1%
[b]Canfor Corp	Canada	82,929	1,293,505
Pharmaceuticals 2.5%
[b]Aerie Pharmaceuticals Inc	United States	34,526	947,393
[b,e]Allergan PLC	United States	34,787	10,919,291
[b]ANI Pharmaceuticals Inc	United States	1,910	83,696
[a,b]Aratana Therapeutics Inc	United States	26,435	154,909
[b]Assembly Biosciences Inc	United States	24,228	238,161
[a]AstraZeneca PLC, ADR	United Kingdom	47,988	1,633,991
[a]Bristol-Myers Squibb Co	United States	36,003	2,412,561
[b,f]Cassiopea SpA, 144A	Italy	4,129	139,660
[b]Dermira Inc	United States	5,583	172,012
Eli Lilly & Co	United States	9,266	760,183
[b]Endo International PLC	United States	4,833	297,133
[b]Flex Pharma Inc	United States	3,708	44,867
[b]Intersect ENT Inc	United States	3,795	74,800
[b]Intra-Cellular Therapies Inc	United States	12,126	646,680
Ipsen SA	France	26,606	1,708,273
[b]Jazz Pharmaceuticals PLC	United States	3,204	469,674
[a,b]The Medicines Co	United States	16,418	689,720
Novartis AG, ADR	Switzerland	4,713	401,736
Novo Nordisk AS, ADR	Denmark	9,019	495,774
[b]Ocular Therapeutix Inc	United States	8,086	76,655
[a,b]Pacira Pharmaceuticals Inc	United States	13,578	879,176
Perrigo Co. PLC	United States	7,855	1,173,459
Pfizer Inc	United States	79,729	2,612,719
[b]SCYNEXIS Inc	United States	5,486	37,195
Shire PLC, ADR	Ireland	10,675	2,224,243
[b]Steadymed Ltd	Israel	6,266	19,801

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Pharmaceuticals (continued)
Theravance Inc	United States	16,834	$155,715
[b]Wave Life Sciences Pte Ltd	United States	2,830	45,988
			29,515,465
Professional Services 1.1%
[a]Equifax Inc	United States	13,485	1,503,577
Experian PLC	United Kingdom	75,854	1,406,333
[b]FTI Consulting Inc	United States	18,050	674,709
[a,b]Huron Consulting Group Inc	United States	41,530	2,409,155
Korn/Ferry International	United States	1,244	45,779
[a]ManpowerGroup Inc	United States	13,370	1,207,044
Nielsen Holdings PLC	United States	18,850	879,918
[a]Robert Half International Inc	United States	8,425	431,191
SThree PLC	United Kingdom	81,933	403,822
[a]Towers Watson & Co., A	United States	9,600	1,291,296
[b]TransUnion	United States	7,300	186,661
[b]TriNet Group Inc	United States	20,510	405,073
[a,b]Verisk Analytics Inc	United States	10,545	790,348
[a,b]WageWorks Inc	United States	23,035	979,909
			12,614,815
Real Estate Investment Trusts (REITs) 0.2%
[a]Apollo Commercial Real Estate Finance Inc	United States	1,493	26,202
BioMed Realty Trust Inc	United States	46,634	1,094,500
Gramercy Property Trust Inc	United States	75	1,792
Iron Mountain Inc	United States	15,200	422,256
RAIT Financial Trust	United States	5,889	25,441
[b]Strategic Hotels & Resorts Inc	United States	74,815	1,059,380
			2,629,571
Real Estate Management & Development 0.0%†
[b]Forest City Enterprises Inc., A	United States	939	20,883
Road & Rail 0.7%
CSX Corp	United States	72,082	2,049,291
[a]Norfolk Southern Corp	United States	13,732	1,305,364
[b]Swift Transportation Co	United States	35,514	567,158
[a]Union Pacific Corp	United States	47,766	4,009,956
			7,931,769
Semiconductors & Semiconductor Equipment 1.9%
Advanced Semiconductor Engineering Inc	Taiwan	187,000	196,785
Altera Corp	United States	83,821	4,425,749
Avago Technologies Ltd	Singapore	2,800	365,260
[a]Broadcom Corp., A	United States	126,858	6,930,253
[a]Cypress Semiconductor Corp	United States	104,450	1,130,149
Globalwafers Co. Ltd	Taiwan	90,678	215,291
[b]Inotera Memories Inc	Taiwan	297,000	201,081
KLA-Tencor Corp	United States	19,890	1,322,088
Maxim Integrated Products Inc	United States	35,104	1,360,982
[b]NXP Semiconductors NV	Netherlands	15,452	1,444,144
[b]ON Semiconductor Corp	United States	126,600	1,387,536
[b]PMC-Sierra Inc	United States	117,361	1,388,381
[b]Siltronic AG	Germany	5,964	149,718

24 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Semiconductors & Semiconductor Equipment (continued)
Sino-American Silicon Products Inc	Taiwan	143,000	$191,882
Sumco Corp	Japan	75,200	797,816
[b]SunEdison Semiconductor Ltd	United States	29,935	285,879
Win Semiconductors Corp	Taiwan	135,000	207,616
			22,000,610
Software 0.9%
[a]Activision Blizzard Inc	United States	18,355	691,249
[b]Adobe Systems Inc	United States	6,270	573,454
[b]Citrix Systems Inc	United States	1,747	133,942
[b]Guidewire Software Inc	United States	2,375	140,909
[b]HubSpot Inc	United States	8,085	438,288
[a]Intuit Inc	United States	7,345	735,969
[a]Microsoft Corp	United States	23,850	1,296,248
[b]Paylocity Holding Corp	United States	1,000	43,940
[b]Red Hat Inc	United States	6,957	566,369
[b]Salesforce.com Inc	United States	12,503	996,364
[b]ServiceNow Inc	United States	700	60,907
Solera Holdings Inc	United States	42,976	2,309,530
SS&C Technologies Holdings Inc	United States	6,085	437,512
[b]Take-Two Interactive Software Inc	United States	13,494	477,283
[a,b]Verint Systems Inc	United States	19,855	930,207
[b,e]VMware Inc., A	United States	3,200	196,512
			10,028,683
Specialty Retail 1.9%
[b]AutoNation Inc	United States	42,748	2,732,452
[a,b]Autozone Inc	United States	5,735	4,494,921
[a]The Home Depot Inc	United States	46,639	6,244,029
Inditex SA	Spain	39,418	1,418,495
[a]Lowe’s Cos. Inc	United States	19,587	1,500,364
[a,b]MarineMax Inc	United States	26,248	476,401
[a]Monro Muffler Brake Inc	United States	17,835	1,320,504
[a,b]O’Reilly Automotive Inc	United States	8,972	2,367,442
[a,e]Staples Inc	United States	99,775	1,204,284
			21,758,892
Technology Hardware, Storage & Peripherals 0.6%
EMC Corp	United States	116,938	2,963,209
[a]Hewlett Packard Enterprise Co	United States	63,334	941,143
[a,b]NCR Corp	United States	82,633	2,240,180
[a,b]Nimble Storage Inc	United States	12,255	128,310
[b]Pure Storage Inc., A	United States	25,100	324,041
[b]Violin Memory Inc	United States	15,244	19,970
Western Digital Corp	United States	7,500	468,075
			7,084,928
Textiles, Apparel & Luxury Goods 0.5%
Luxottica Group SpA	Italy	13,024	871,037
Moncler SpA	Italy	62,088	945,935
[a]NIKE Inc., B	United States	30,656	4,055,176
[b]Skechers USA. Inc., A	United States	15,253	460,641
			6,332,789

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Wireless Telecommunication Services 0.2%
NTT DoCoMo Inc	Japan	36,700	$694,050
[a,b]T-Mobile U.S. Inc	United States	38,796	1,377,258
			2,071,308
Total Common Stocks and Other Equity Interests
(Cost $394,668,794)			423,418,136
Exchange Traded Funds 0.2%
Financial Select Sector SPDR Fund	United States	8,477	208,195
iShares MSCI Emerging Markets ETF	United States	8,908	302,783
SPDR S&P Oil & Gas Exploration & Production ETF	United States	35,755	1,327,583
Total Exchange Traded Funds (Cost $1,884,415)			1,838,561
Convertible Preferred Stocks 0.5%
Capital Markets 0.0%†
[a,f]Cowen Group Inc., cvt. pfd., 144A, Series A, 5.625%	United States	470	404,611
Food Products 0.2%
Bunge Ltd., cvt. pfd., 4.875%	United States	4,466	414,311
[a]Post Holdings Inc., cvt. pfd., 2.50%	United States	13,932	1,830,316
			2,244,627
Multi-Utilities 0.0%†
Dominion Resources Inc., cvt. pfd.,
6.375%	United States	1,155	55,948
Series A, 6.125%	United States	137	7,348
			63,296
Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy Corp., cvt. pfd., 5.75%	United States	341	97,185
[b]Kinder Morgan Inc., cvt. pfd., Series A, 9.75%	United States	42,363	1,859,736
			1,956,921
Tobacco 0.1%
[a]Universal Corp., cvt. pfd., 6.75%	United States	1,068	1,353,957
Total Convertible Preferred Stocks (Cost $5,691,617)			6,023,412
Preferred Stocks 0.3%
Consumer Finance 0.0%†
[f]Ally Financial Inc., pfd., 144A, Series G, 7.00%	United States	202	204,411
Diversified Telecommunication Services 0.0%†
Iridium Communications Inc., pfd., 7.00%	United States	4,063	390,048
Machinery 0.0%†
MAN SE, pfd., zero cpn	Germany	3,542	347,284
Multi-Utilities 0.1%
[b]Black Hills Corp., pfd., 7.75%	United States	7,601	398,673
Pharmaceuticals 0.2%
Allergan PLC, pfd., 5.50%	United States	2,120	2,220,318
Total Preferred Stocks (Cost $3,546,136)			3,560,734

26 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Convertible Bonds 8.9%
Aerospace & Defense 0.1%
[a]AAR Corp., senior note, Series B, 2.25%, 3/01/16	United States	781,000		$783,929
Air Freight & Logistics 0.0%†
Atlas Air Worldwide Holdings Inc., senior note, 2.25%, 6/01/22	United States	496,000		421,600
Biotechnology 0.7%
[g]Ablynx NV, senior note, Reg S, Series ABLX, 3.25%, 5/27/20	Belgium	200,000	EUR	272,272
[a]Acorda Therapeutics Inc., senior note, 1.75%, 6/15/21	United States	1,070,000		1,167,637
AMAG Pharmaceuticals Inc., senior note, 2.50%, 2/15/19	United States	543,000		644,473
BioMarin Pharmaceutical Inc., senior sub. note,
0.75%, 10/15/18	United States	1,258,000		1,550,485
1.50%, 10/15/20	United States	70,000		89,469
Clovis Oncology Inc., senior note, 2.50%, 9/15/21	United States	330,000		268,537
[a]Exelixis Inc., senior sub. note, 4.25%, 8/15/19	United States	784,000		935,410
[f]Ironwood Pharmaceuticals Inc., senior note, 144A, 2.25%, 6/15/22	United States	465,000		449,597
[a]Ligand Pharmaceuticals Inc., senior note, 0.75%, 8/15/19	United States	1,171,000		1,803,340
[a]PDL BioPharma Inc., senior note, 4.00%, 2/01/18	United States	481,000		387,506
[f]PTC Therapeutics Inc., senior note, 144A, 3.00%, 8/15/22	United States	182,000		162,549
				7,731,275
Building Products 0.0%†
[f]Griffon Corp., sub. note, 144A, 4.00%, 1/15/17	United States	33,000		43,746
Capital Markets 0.1%
[a]Cowen Group Inc., senior note, 3.00%, 3/15/19	United States	930,000		1,011,375
[a]FXCM Inc., senior note, 2.25%, 6/15/18	United States	592,000		390,720
Prospect Capital Corp., senior note, 6.25%, 12/15/15	United States	50,000		50,250
				1,452,345
Commercial Services & Supplies 0.0%†
Cenveo Inc., senior note, 7.00%, 5/15/17	United States	665,000		543,222
Communications Equipment 0.3%
[f]CalAmp Corp., senior note, 144A, 1.625%, 5/15/20	United States	483,000		465,793
[f]InterDigital Inc., senior note, 144A, 1.50%, 3/01/20	United States	201,000		200,246
[a]Palo Alto Networks Inc., zero cpn., senior note, 7/01/19	United States	1,846,000		3,242,038
				3,908,077
Construction & Engineering 0.1%
[f]Dycom Industries Inc., senior note, 144A, 0.75%, 9/15/21	United States	287,000		321,081
[g]Fomento de Construcciones y Contratas SA, sub. bond, Reg S, 6.50%, 10/30/20	Spain	1,100,000	EUR	1,117,166
				1,438,247
Construction Materials 0.1%
Cemex SAB de CV, sub. note,
3.25%, 3/15/16	Mexico	274,000		274,342
[a]3.75%, 3/15/18	Mexico	684,000		673,740
				948,082
Consumer Finance 0.1%
Encore Capital Group Inc., senior note, 2.875%, 3/15/21	United States	717,000		580,770
PRA Group Inc., senior note, 3.00%, 8/01/20	United States	545,000		494,928
				1,075,698

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Convertible Bonds (continued)
Diversified Consumer Services 0.1%
[a]Ascent Capital Group Inc., senior note, 4.00%, 7/15/20	United States	725,000		$470,797
[a]Carriage Services Inc., sub. note, 2.75%, 3/15/21	United States	665,000		808,391
				1,279,188
Electric Utilities 0.0%†
Emera Inc., sub. bond, 4.00%, 9/29/25	Canada	796,000	CAD	198,486
Electrical Equipment 0.1%
General Cable Corp., sub. bond, 4.50%, 11/15/29	United States	591,000		400,033
SolarCity Corp., senior note,
1.625%, 11/01/19	United States	473,000		320,458
2.75%, 11/01/18	United States	433,000		347,212
				1,067,703
Electronic Equipment, Instruments & Components 0.1%
[a]Vishay Intertechnology Inc., senior bond, 2.25%, 11/15/40	United States	1,262,000		1,213,886
Energy Equipment & Services 0.1%
[a]SEACOR Holdings Inc., senior bond, 2.50%, 12/15/27	United States	612,000		583,695
Health Care Equipment & Supplies 0.3%
Alere Inc., senior sub. note, 3.00%, 5/15/16	United States	339,000		361,247
[a]Hologic Inc., senior bond, zero cpn., 12/15/43	United States	728,000		941,850
Integra LifeSciences Holdings Corp., senior note, 1.625%, 12/15/16	United States	256,000		316,000
[a]Quidel Corp., senior note, 3.25%, 12/15/20	United States	700,000		693,000
[f]Wright Medical Group Inc., senior note, 144A, 2.00%, 2/15/20	United States	705,000		696,628
				3,008,725
Health Care Providers & Services 0.4%
[f]Aceto Corp., senior note, 144A, 2.00%, 11/01/20	United States	880,000		922,900
HealthSouth Corp., senior sub. bond, 2.00%, 12/01/43	United States	639,000		699,705
Molina Healthcare Inc.,
senior bond, 1.625%, 8/15/44	United States	1,656,000		2,002,725
[a]senior note, 1.125%, 1/15/20	United States	745,000		1,165,925
				4,791,255
Health Care Technology 0.0%†
Allscripts Healthcare Solutions Inc., senior note, 1.25%, 7/01/20	United States	349,000		376,266
Holding Companies 0.0%†
RWT Holdings Inc., senior note, 5.625%, 11/15/19	United States	357,000		339,150
Household Durables 0.4%
[a,f]IAS Operating Partnership LP, senior note, 144A, 5.00%, 3/15/18	United States	430,000		406,619
Jarden Corp.,
senior sub. bond, 1.125%, 3/15/34	United States	155,000		176,700
[a]senior sub. note, 1.875%, 9/15/18	United States	741,000		1,145,308
[a]senior sub. note, 1.50%, 6/15/19	United States	1,573,000		2,049,815
K Hovnanian Enterprises Inc., senior note, 6.00%, 12/01/17	United States	315,000		276,019
[a,f]LGI Homes Inc., sub. note, 144A, 4.25%, 11/15/19	United States	483,000		784,271
				4,838,732
Independent Power & Renewable Electricity Producers 0.1%
[f]Pattern Energy Group Inc., senior note, 144A, 4.00%, 7/15/20	United States	948,000		843,720
Insurance 0.1%
AmTrust Financial Services Inc., senior bond, 2.75%, 12/15/44	United States	629,000		595,584

28 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Convertible Bonds (continued)
Internet & Catalog Retail 0.3%
[a]Ctrip.com International Ltd., senior note, 1.25%, 10/15/18	China	1,462,000	$2,137,261
[a]Priceline Group Inc., senior note, 1.00%, 3/15/18	United States	1,319,000	1,865,561
			4,002,822
Internet Software & Services 0.9%
[a]Blucora Inc., senior note, 4.25%, 4/01/19	United States	572,000	495,495
[a]j2 Global Inc., senior bond, 3.25%, 6/15/29	United States	673,000	877,003
[a]MercadoLibre Inc., senior note, 2.25%, 7/01/19	Argentina	1,227,000	1,443,259
Twitter Inc., senior note, 0.25%, 9/15/19	United States	780,000	679,575
[a]VeriSign Inc., junior sub. bond, 4.297%, 8/15/37	United States	2,583,000	6,794,904
[a]WebMD Health Corp., senior note, 1.50%, 12/01/20	United States	414,000	454,106
			10,744,342
Leisure Products 0.0%†
[f]JAKKS Pacific Inc., senior note, 144A, 4.875%, 6/01/20	United States	460,000	463,737
Life Sciences Tools & Services 0.2%
Albany Molecular Research Inc., senior note, 2.25%, 11/15/18	United States	985,000	1,345,141
Sequenom Inc., senior note, 5.00%, 1/01/18	United States	500,000	404,375
			1,749,516
Machinery 0.3%
[a]Altra Industrial Motion Corp., senior bond, 2.75%, 3/01/31	United States	640,000	738,400
[a]Navistar International Corp., senior sub. note, 4.75%, 4/15/19	United States	268,000	195,807
[a]Trinity Industries Inc., senior sub. bond, 3.875%, 6/01/36	United States	1,706,000	2,213,535
Wabash National Corp., senior note, 3.375%, 5/01/18	United States	240,000	305,400
			3,453,142
Media 0.0%†
Liberty Media Corp., senior bond, 1.375%, 10/15/23	United States	225,000	231,047
Metals & Mining 0.0%†
RTI International Metals Inc., senior note, 1.625%, 10/15/19	United States	145,000	150,166
Oil, Gas & Consumable Fuels 0.5%
Aegean Marine Petroleum Network Inc., senior note, 4.00%, 11/01/18	Greece	537,000	497,732
[a]Alon USA Energy Inc., senior note, 3.00%, 9/15/18	United States	610,000	812,062
Chesapeake Energy Corp., senior bond,
2.50%, 5/15/37	United States	885,000	570,825
2.25%, 12/15/38	United States	319,000	145,145
Cobalt International Energy Inc., senior bond, 3.125%, 5/15/24	United States	303,000	200,738
Green Plains Inc., senior note, 3.25%, 10/01/18	United States	265,000	345,494
Renewable Energy Group Inc., senior note, 2.75%, 6/15/19	United States	495,000	417,037
[f]Scorpio Tankers Inc., senior note, 144A, 2.375%, 7/01/19	Monaco	385,000	380,428
[g]Ship Finance International Ltd., senior note, Reg S, 3.75%, 2/10/16	Norway	500,000	526,000
[a]Solazyme Inc., senior sub. note, 5.00%, 10/01/19	United States	1,390,000	823,575
[f]Whiting Petroleum Corp., senior note, 144A, 1.25%, 4/01/20	United States	605,000	535,425
			5,254,461
Pharmaceuticals 0.2%
ANI Pharmaceuticals Inc., senior note, 3.00%, 12/01/19	United States	523,000	510,906
[a]The Medicines Co., senior note, 1.375%, 6/01/17	United States	954,000	1,500,165
Theravance Inc., senior note, 2.125%, 1/15/23	United States	516,000	381,517
			2,392,588

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Convertible Bonds (continued)
Professional Services 0.0%†
51job Inc., senior note, 3.25%, 4/15/19	China	253,000	$255,372
Real Estate Investment Trusts (REITs) 1.0%
[f]American Residential Properties Inc., senior note, 144A, 3.25%, 11/15/18	United States	510,000	510,956
Apollo Commercial Real Estate Finance Inc., senior note, 5.50%, 3/15/19	United States	618,000	634,226
[a,f]Empire State Realty OP LP, senior note, 144A, 2.625%, 8/15/19	United States	735,000	779,559
[a,f]GPT Property Trust LP, senior note, 144A, 3.75%, 3/15/19	United States	1,975,000	2,157,687
[a]National Health Investors Inc., senior note, 3.25%, 4/01/21	United States	766,000	753,553
RAIT Financial Trust, senior bond, 4.00%, 10/01/33	United States	635,000	531,813
[a]Redwood Trust Inc., senior note, 4.625%, 4/15/18	United States	271,000	258,805
[a]Spirit Realty Capital Inc., senior note,
2.875%, 5/15/19	United States	1,492,000	1,420,205
3.75%, 5/15/21	United States	59,000	55,718
Starwood Property Trust Inc., senior note,
[a]3.75%, 10/15/17	United States	2,582,000	2,561,021
4.55%, 3/01/18	United States	215,000	218,628
[a]Starwood Waypoint Residential Trust, senior note, 3.00%, 7/01/19	United States	739,000	710,364
VEREIT Inc., senior note, 3.75%, 12/15/20	United States	769,000	713,732
			11,306,267
Real Estate Management & Development 0.0%†
[a]Forest City Enterprises Inc., senior note, 3.625%, 8/15/20	United States	470,000	512,006
Semiconductors & Semiconductor Equipment 0.9%
[f]Integrated Device Technology Inc., senior note, 144A, 0.875%, 11/15/22	United States	605,000	654,913
[a]Intel Corp., junior sub. bond,
2.95%, 12/15/35	United States	344,000	445,265
3.25%, 8/01/39	United States	1,038,000	1,740,601
Novellus Systems Inc., senior bond, 2.625%, 5/15/41	United States	60,000	138,525
[a]NVIDIA Corp., senior note, 1.00%, 12/01/18	United States	1,845,000	2,969,297
[f]NXP Semiconductors NV, senior note, 144A, 1.00%, 12/01/19	Netherlands	737,000	854,920
Photronics Inc., senior note,
3.25%, 4/01/16	United States	595,000	656,359
3.25%, 4/01/19	United States	468,000	563,940
SunEdison Inc., senior note,
2.00%, 10/01/18	United States	225,000	96,188
2.75%, 1/01/21	United States	945,000	369,731
[a,f]144A, 0.25%, 1/15/20	United States	1,155,000	356,606
[f]144A, 2.375%, 4/15/22	United States	247,000	77,342
[a]Xilinx Inc., senior note, 2.625%, 6/15/17	United States	803,000	1,378,651
			10,302,338
Software 1.0%
Bottomline Technologies de Inc., senior note, 1.50%, 12/01/17	United States	392,000	455,700
BroadSoft Inc., senior note,
1.50%, 7/01/18	United States	68,000	78,328
[f]144A, 1.00%, 9/01/22	United States	389,000	460,722
[a]Electronic Arts Inc., senior note, 0.75%, 7/15/16	United States	1,138,000	2,421,095
[f]FireEye Inc., senior bond, 144A, Series B, 1.625%, 6/01/35	United States	683,000	558,352
[f]Interactive Intelligence Group Inc., senior note, 144A, 1.25%, 6/01/20	United States	454,000	390,440
[a]NetSuite Inc., senior note, 0.25%, 6/01/18	United States	840,000	846,300
[a]Proofpoint Inc., senior note, 1.25%, 12/15/18	United States	581,000	1,115,157
[f]Rovi Corp., senior note, 144A, 0.50%, 3/01/20	United States	880,000	650,650

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Convertible Bonds (continued)
Software (continued)
Salesforce.com Inc., senior note, 0.25%, 4/01/18	United States	697,000	$910,892
Take-Two Interactive Software Inc., senior note,
1.75%, 12/01/16	United States	323,000	603,202
[a]1.00%, 7/01/18	United States	930,000	1,565,306
[f]TiVo Inc., senior note, 144A, 4.00%, 3/15/16	United States	903,000	917,674
[a]Workday Inc., senior note, 0.75%, 7/15/18	United States	445,000	528,994
			11,502,812
Specialty Retail 0.0%†
[f]Restoration Hardware Holdings Inc., senior note, zero cpn., 144A, 6/15/19	United States	225,000	222,469
Technology Hardware, Storage & Peripherals 0.1%
[a]Electronics For Imaging Inc., senior note, 0.75%, 9/01/19	United States	508,000	561,022
Violin Memory Inc., senior note, 4.25%, 10/01/19	United States	710,000	504,988
			1,066,010
Textiles, Apparel & Luxury Goods 0.1%
Iconix Brand Group Inc., senior sub. note,
2.50%, 6/01/16	United States	467,000	426,137
1.50%, 3/15/18	United States	278,000	184,349
			610,486
Thrifts & Mortgage Finance 0.1%
[a]MGIC Investment Corp.,
senior note, 2.00%, 4/01/20	United States	213,000	314,441
[f]junior sub. bond, 144A, 9.00%, 4/01/63	United States	540,000	676,688
			991,129
Tobacco 0.1%
[a]Vector Group Ltd., senior note, 1.75%, 4/15/20	United States	777,000	920,745
Trading Companies & Distributors 0.0%†
[a,f]Kaman Corp., senior note, 144A, 3.25%, 11/15/17	United States	397,000	504,438
Total Convertible Bonds (Cost $102,821,065)			104,118,504
Convertible Bonds in Reorganization (Cost $559,046) 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
[a,h]Alpha Natural Resources Inc., senior note, 4.875%, 12/15/20	United States	1,670,000	33,400
Corporate Bonds and Notes 15.8%
Aerospace & Defense 0.2%
[f]Bombardier Inc., senior note, 144A, 7.50%, 3/15/18	Canada	778,000	778,000
[f]KLX Inc., senior note, 144A, 5.875%, 12/01/22	United States	50,000	48,750
Kratos Defense & Security Solutions Inc., first lien, 7.00%, 5/15/19	United States	388,000	273,540
[f]Meccanica Holdings USA Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	555,000	539,738
[i]Rockwell Collins Inc., senior note, FRN, 0.687%, 12/15/16	United States	40,000	39,987
			1,680,015
Auto Components 0.0%†
[f,i]Daimler Finance North America LLC, senior note, 144A, FRN, 0.682%, 3/10/17	Germany	150,000	149,176
[f]Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc.,
senior note, 144A, 7.875%, 10/01/22	United States	170,000	165,750
			314,926

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Corporate Bonds and Notes (continued)
Banks 0.4%
Bank of America Corp.,
[i]senior note, FRN, 1.361%, 1/15/19	United States	20,000	$20,127
sub. bond, 4.20%, 8/26/24	United States	135,000	136,575
sub. bond, Series L, 3.95%, 4/21/25	United States	335,000	332,013
[f,i]The Bank of Tokyo-Mitsubishi UFJ Ltd., senior note, 144A, FRN,
1.356%, 9/14/18	Japan	335,000	336,042
[f]Intesa Sanpaolo SpA, sub. bond, 144A, 5.017%, 6/26/24	Italy	955,000	957,965
Royal Bank of Scotland Group PLC, sub. bond, 6.125%, 12/15/22	United Kingdom	70,000	77,129
Royal Bank of Scotland Group PLC,
[i,j]FRN, 8.00%, Perpetual	United Kingdom	600,000	634,500
[f]Santander UK Group Holdings PLC, sub. bond, 144A, 4.75%, 9/15/25	United Kingdom	270,000	271,007
[i,j]Societe Generale SA, FRN, Perpetual
[f]junior sub., 144A, 7.875%	France	950,000	963,015
[g]Reg S, 7.875%	France	425,000	430,822
[i]Toyota Motor Credit Corp., senior note, FRN, 0.705%, 1/17/19	United States	40,000	39,679
			4,198,874
Beverages 0.0%†
[i]Anheuser-Busch InBev NV, senior note, FRN, 0.513%, 1/27/17	Belgium	45,000	44,883
[i]The Coca-Cola Co., senior note, FRN, 0.429%, 11/01/16	United States	80,000	80,033
			124,916
Biotechnology 0.0%†
[f]AMAG Pharmaceuticals Inc., senior note, 144A, 7.875%, 9/01/23	United States	400,000	335,000
[i]Amgen Inc., senior note, FRN, 0.758%, 5/22/17	United States	125,000	124,741
			459,741
Building Products 0.1%
[f]Atrium Windows & Doors Inc., secured note, 144A, 7.75%, 5/01/19	United States	75,000	55,875
[f]NCI Building Systems Inc., senior note, 144A, 8.25%, 1/15/23	United States	50,000	53,000
[f]NWH Escrow Corp., secured note, 144A, 7.50%, 8/01/21	United States	720,000	615,600
Owens Corning, senior bond, 4.20%, 12/01/24	United States	65,000	64,100
			788,575
Capital Markets 0.1%
Brixmor Operating Partnership LP, senior bond, 3.85%, 2/01/25	United States	265,000	260,151
Deutsche Bank AG, sub. bond, 4.50%, 4/01/25	Germany	225,000	212,672
Morgan Stanley, sub. bond, 4.35%, 9/08/26	United States	150,000	153,448
			626,271
Chemicals 0.0%†
Albemarle Corp., senior bond, 4.15%, 12/01/24	United States	56,000	55,488
Commercial Services & Supplies 0.4%
[f]iPayment Inc., senior note, 144A, 9.50%, 12/15/19	United States	4,330,000	4,449,075
Communications Equipment 0.0%†
Alcatel-Lucent USA Inc., senior bond,
6.50%, 1/15/28	France	150,000	151,313
6.45%, 3/15/29	France	175,000	180,031
[i]Cisco Systems Inc., senior note, FRN, 0.696%, 3/03/17	United States	100,000	100,130
			431,474

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Corporate Bonds and Notes (continued)
Construction Materials 0.0%†
[f]Cemex SAB de CV, senior bond, 144A, 6.125%, 5/05/25	Mexico	365,000		$335,691
Consumer Finance 0.1%
[i]Caterpillar Financial Services Corp., senior note, FRN,
0.646%, 3/03/17	United States	110,000		110,007
0.506%, 6/09/17	United States	300,000		299,558
[i]John Deere Capital Corp., senior note, FRN, 0.452%, 12/10/15	United States	80,000		80,000
[f,i]Nissan Motor Acceptance Corp., senior note, 144A, FRN, 0.966%, 3/03/17	Japan	105,000		104,863
				594,428
Containers & Packaging 0.0%†
[f]Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging
Holdings II Issuer Inc., senior sub. note, 144A, 6.00%, 6/15/17	United States	115,000		114,856
Diversified Consumer Services 0.1%
[f]Sotheby’s, senior bond, 144A, 5.25%, 10/01/22	United States	1,120,000		1,080,800
Diversified Financial Services 1.6%
[i]American Honda Finance Corp., senior note, FRN, 0.777%, 9/20/17	Japan	180,000		180,232
[f]Corp. Financiera de Desarrollo SA, 144A,
senior note, 3.25%, 7/15/19	Peru	200,000		200,300
sub. bond, 5.25% to 7/15/24, FRN thereafter, 7/15/29	Peru	200,000		198,500
[f]Dresdner Funding Trust I, junior sub. bond, 144A, 8.151%, 6/30/31	Germany	169,000		208,081
[f]Financiera de Desarrollo Territorial SA Findeter, senior bond, 144A,
7.875%, 8/12/24	Colombia	795,000,000	COP	227,986
[i]Ford Motor Credit Co. LLC, senior note, FRN, 1.095%, 1/17/17	United States	40,000		39,781
[i]General Electric Capital Corp., senior note, FRN, 0.551%, 1/14/16	United States	20,000		20,002
[f]Global Cash Access Inc., senior note, 144A, 10.00%, 1/15/22	United States	4,577,000		4,062,087
[f,i]Hyundai Capital Services Inc., senior note, 144A, FRN, 1.14%, 3/18/17	South Korea	200,000		199,590
[f]Ladder Capital Finance Holdings LLP, senior note, 144A, 5.875%, 8/01/21	United States	225,000		210,094
[f,i,j]LBG Capital No.1 PLC, junior sub., 144A, FRN, 8.00%, Perpetual	United Kingdom	600,000		676,500
NewStar Financial Inc., senior note, 7.25%, 5/01/20	United States	3,257,000		3,236,644
[f]Opal Acquisition Inc., senior note, 144A, 8.875%, 12/15/21	United States	1,174,000		1,016,977
[f]Quicken Loans Inc., senior note, 144A, 5.75%, 5/01/25	United States	350,000		339,500
[a,f]ROC Finance LLC/ROC Finance 1 Corp., secured note, second lien, 144A,
12.125%, 9/01/18	United States	7,245,000		7,679,700
[i]Shell International Finance BV, senior note, FRN,
0.572%, 11/15/16	Netherlands	80,000		80,037
0.661%, 5/10/17	Netherlands	390,000		390,030
[f]Solvay Finance America LLC, senior bond, 144A, 4.45%, 12/03/25	Belgium	200,000		199,760
				19,165,801
Diversified Telecommunication Services 1.1%
Frontier Communications Corp.,
senior bond, 9.00%, 8/15/31	United States	9,856,000		8,402,240
[a,f]senior note, 144A, 11.00%, 9/15/25	United States	1,040,000		1,021,800
[f]Level 3 Financing Inc., senior note, 144A, 5.125%, 5/01/23	United States	155,000		154,419
[f]Oi SA, senior note, 144A, 9.75%, 9/15/16	Brazil	300,000	BRL	67,630
Sprint Capital Corp., senior bond, 8.75%, 3/15/32	United States	1,106,000		857,150
Sprint Communications Inc., senior bond, 6.00%, 12/01/16	United States	225,000		224,859
Telecom Italia Capital SA, senior bond,
7.20%, 7/18/36	Italy	408,000		422,280
7.721%, 6/04/38	Italy	492,000		523,980

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Corporate Bonds and Notes (continued)
Diversified Telecommunication Services (continued)
[i]Verizon Communications Inc., senior note, FRN, 0.733%, 6/09/17	United States	125,000		$124,761
[f]Wind Acquisition Finance SA, senior note, 144A, 7.375%, 4/23/21	Italy	800,000		774,000
Windstream Services LLC, senior note, 7.75%, 10/15/20	United States	735,000		620,156
				13,193,275
Electric Utilities 0.3%
[i]Duke Energy Corp., senior note, FRN, 0.704%, 4/03/17	United States	100,000		99,806
[i]Duke Energy Progress Inc., secured note, FRN, 0.534%, 3/06/17	United States	50,000		49,865
[f]Enel SpA, sub. bond, 144A, 8.75% to 9/24/23, FRN thereafter, 9/24/73	Italy	745,000		858,613
[a,f]Real Alloy Holding Inc., senior note, 144A, 10.00%, 1/15/19	United States	2,656,000		2,695,840
				3,704,124
Electronic Equipment, Instruments & Components 0.0%†
[f]Flextronics International Ltd., senior bond, 144A, 4.75%, 6/15/25	United States	85,000		82,073
Keysight Technologies Inc., senior note, 4.55%, 10/30/24	United States	400,000		382,990
				465,063
Energy Equipment & Services 0.3%
Diamond Offshore Drilling Inc., senior bond, 4.875%, 11/01/43	United States	15,000		10,746
[f]Paragon Offshore PLC, 144A,
senior bond, 7.25%, 8/15/24	United States	1,550,000		298,375
senior note, 6.75%, 7/15/22	United States	1,110,000		213,675
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
senior bond, 6.375%, 8/01/22	United States	25,000		24,375
senior bond, 5.25%, 5/01/23	United States	15,000		13,650
senior bond, 4.25%, 11/15/23	United States	5,000		4,238
[f]senior note, 144A, 5.00%, 1/15/18	United States	125,000		123,438
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
[f]senior note, 144A, 6.75%, 3/15/24	United States	1,889,000		1,799,272
Transocean Inc., senior bond, 6.80%, 3/15/38	United States	900,000		553,500
Weatherford International Ltd., senior bond, 5.95%, 4/15/42	United States	335,000		211,887
				3,253,156
Food & Staples Retailing 0.2%
New Albertsons Inc., senior bond,
7.45%, 8/01/29	United States	1,335,000		1,264,913
8.00%, 5/01/31	United States	92,000		89,700
Safeway Inc., senior bond, 7.25%, 2/01/31	United States	284,000		270,510
Tesco PLC, senior bond, 5.125%, 4/10/47	United Kingdom	750,000	EUR	706,108
				2,331,231
Gas Utilities 0.0%†
NGL Energy Partners LP / NGL Energy Finance Corp., senior note,
5.125%, 7/15/19	United States	215,000		192,425
Health Care Equipment & Supplies 0.5%
[a]Universal Hospital Services Inc., senior note, 7.625%, 8/15/20	United States	6,441,000		6,054,540
Health Care Providers & Services 0.0%†
[a]Community Health Systems Inc., senior note, 7.125%, 7/15/20	United States	350,000		351,750
Hotels, Restaurants & Leisure 1.2%
[a]Caesars Entertainment Resort Properties LLC, secured note, second lien,
11.00%, 10/01/21	United States	2,255,000		2,080,238

34 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Corporate Bonds and Notes (continued)
Hotels, Restaurants & Leisure (continued)
Choice Hotels International Inc., senior bond, 5.70%, 8/28/20	United States	125,000		$134,375
[f]Golden Nugget Escrow Inc., senior note, 144A, 8.50%, 12/01/21	United States	2,105,000		2,173,412
[f]Greektown Holdings LLC/Greektown Mothership Corp., secured note, 144A,
8.875%, 3/15/19	United States	1,214,000		1,253,455
[f]International Game Technology PLC, secured note, 144A, 6.50%, 2/15/25	United States	1,124,000		1,039,700
MGM Resorts International, senior note, 6.00%, 3/15/23	United States	490,000		486,631
[a,f]Downstream Development Authority of the Quapaw Tribe of Oklahoma, secured
note, 144A, 10.50%, 7/01/19	United States	5,950,000		6,217,750
Wyndham Worldwide Corp., senior bond, 5.10%, 10/01/25	United States	230,000		235,073
				13,620,634
Household Durables 0.0%†
Sharp Corp., senior note, 1.604%, 9/13/19	Japan	100,000,000	JPY	498,691
Household Products 0.0%†
[i]The Procter & Gamble Co., senior note, FRN, 0.414%, 11/04/16	United States	80,000		80,017
Independent Power & Renewable Electricity Producers 0.3%
NRG Energy Inc., senior note,
6.625%, 3/15/23	United States	1,168,000		1,080,400
6.25%, 5/01/24	United States	2,984,000		2,715,440
				3,795,840
Insurance 0.1%
[g,i]Assicurazioni Generali SpA, senior sub. bond, FRN, Reg S, 7.75%, 12/12/42	Italy	400,000	EUR	526,160
Old Republic International Corp., senior bond, 4.875%, 10/01/24	United States	415,000		432,221
				958,381
IT Services 0.1%
[f]First Data Corp., senior note, 144A, 7.00%, 12/01/23	United States	655,000		665,644
Life Sciences Tools & Services 0.4%
inVentiv Health Inc., senior note, 10.00%, 8/15/18	United States	4,440,000		4,306,800
Media 3.2%
American Media Inc., first lien, 11.50%, 12/15/17	United States	10,073,000		10,110,774
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	150,000		158,625
Cablevision Systems Corp., senior note, 7.75%, 4/15/18	United States	185,000		192,862
[f]CCO Holdings LLC/CCO Holdings Capital Corp., senior note, 144A,
5.125%, 5/01/23	United States	120,000		119,850
[f]CCO Safari II LLC, secured bond, 144A, 6.484%, 10/23/45	United States	400,000		417,767
Clear Channel Worldwide Holdings Inc., senior sub. note, Series B,
7.625%, 3/15/20	United States	485,000		472,269
CSC Holdings LLC,
senior bond, 5.25%, 6/01/24	United States	45,000		38,250
senior note, 6.75%, 11/15/21	United States	95,000		90,013
DISH DBS Corp., senior note,
6.75%, 6/01/21	United States	430,000		433,762
5.875%, 7/15/22	United States	170,000		158,312
5.875%, 11/15/24	United States	605,000		542,419
[f]DreamWorks Animation SKG Inc., senior note, 144A, 6.875%, 8/15/20	United States	770,000		766,150
[a,f]Lee Enterprises Inc., senior secured note, first lien, 144A, 9.50%, 3/15/22	United States	6,012,000		5,598,675
The McClatchy Co., senior secured note, first lien, 9.00%, 12/15/22	United States	384,000		361,569
Postmedia Network Inc., secured note, second lien, 12.50%, 7/15/18	Canada	3,566,000		3,405,530

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Corporate Bonds and Notes (continued)
Media (continued)
[f]Time Inc., senior note, 144A, 5.75%, 4/15/22	United States	5,796,000	$5,578,650
Time Warner Cable Inc., senior bond,
5.875%, 11/15/40	United States	555,000	538,688
4.50%, 9/15/42	United States	140,000	114,398
Viacom Inc., senior bond, 4.875%, 6/15/43	United States	1,000,000	815,570
[a]WideOpenWest Finance LLC/Capital Corp., senior note, 10.25%, 7/15/19	United States	7,447,000	7,158,429
			37,072,562
Metals & Mining 0.2%
AK Steel Corp.,
senior bond, 7.625%, 5/15/20	United States	796,000	344,270
senior note, 7.625%, 10/01/21	United States	1,175,000	481,750
ArcelorMittal, senior bond, 8.00%, 10/15/39	Luxembourg	260,000	197,634
Freeport-McMoRan Inc., senior bond, 5.45%, 3/15/43	United States	1,100,000	695,750
Teck Resources Ltd., senior bond, 5.40%, 2/01/43	Canada	700,000	325,500
			2,044,904
Oil, Gas & Consumable Fuels 2.3%
Antero Resources Corp., senior note,
5.375%, 11/01/21	United States	50,000	46,250
5.125%, 12/01/22	United States	240,000	219,600
[f]Baytex Energy Corp., senior note, 144A,
5.125%, 6/01/21	Canada	10,000	8,400
5.625%, 6/01/24	Canada	495,000	407,137
[f]Bellatrix Exploration Ltd., senior note, 144A, 8.50%, 5/15/20	Canada	150,000	124,125
Bonanza Creek Energy Inc., senior note,
6.75%, 4/15/21	United States	45,000	35,550
5.75%, 2/01/23	United States	410,000	280,850
[i]BP Capital Markets PLC, senior note, FRN, 0.764%, 11/07/16	United Kingdom	80,000	80,009
California Resources Corp., senior note, 6.00%, 11/15/24	United States	5,401,000	3,243,976
[i]Canadian Natural Resources Ltd., senior note, FRN, 0.702%, 3/30/16	Canada	100,000	99,813
Chesapeake Energy Corp.,
senior bond, 6.625%, 8/15/20	United States	5,000	2,375
senior bond, 6.125%, 2/15/21	United States	20,000	8,600
senior note, 5.375%, 6/15/21	United States	5,000	2,213
senior note, 4.875%, 4/15/22	United States	170,000	72,781
[i]Chevron Corp., senior note, FRN, 0.532%, 11/15/17	United States	145,000	144,483
Concho Resources Inc., senior bond,
5.50%, 10/01/22	United States	75,000	73,125
5.50%, 4/01/23	United States	300,000	294,000
Continental Resources Inc.,
senior bond, 5.00%, 9/15/22	United States	895,000	786,481
senior note, 4.50%, 4/15/23	United States	15,000	13,081
senior note, 3.80%, 6/01/24	United States	175,000	145,539
Diamondback Energy Inc., senior note, 7.625%, 10/01/21	United States	460,000	491,050
[f]Eclipse Resources Corp., senior note, 144A, 8.875%, 7/15/23	United States	335,000	236,175
Energy Transfer Equity LP, senior bond, 5.50%, 6/01/27	United States	6,005,000	5,059,212
Energy Transfer Partners LP, senior bond, 6.125%, 12/15/45	United States	160,000	138,554
Enterprise Products Operating LLC, senior bond, 3.70%, 2/15/26	United States	35,000	32,859
[g,i]EP PetroEcuador via Noble Sovereign Funding I Ltd., secured note, FRN, Reg S,
5.957%, 9/24/19	Ecuador	1,804,632	1,506,867
[i]Exxon Mobil Corp., senior note, FRN, 0.377%, 3/15/17	United States	110,000	109,942

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
Halcon Resources Corp.,
[f]secured note, second lien, 144A, 8.625%, 2/01/20	United States	410,000	$324,412
senior note, 9.75%, 7/15/20	United States	370,000	118,400
Kinder Morgan Inc., senior bond, 8.05%, 10/15/30	United States	3,645,000	3,655,210
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., senior bond,
4.875%, 12/01/24	United States	430,000	383,506
Matador Resources Co., senior note, 6.875%, 4/15/23	United States	392,000	392,000
[f]MEG Energy Corp., 144A,
senior bond, 6.375%, 1/30/23	Canada	140,000	116,900
senior bond, 7.00%, 3/31/24	Canada	245,000	208,863
senior note, 6.50%, 3/15/21	Canada	60,000	51,900
Noble Energy Inc., senior note,
5.625%, 5/01/21	United States	447,000	451,432
5.875%, 6/01/22	United States	85,000	85,417
5.875%, 6/01/24	United States	185,000	185,770
Oasis Petroleum Inc.,
senior bond, 6.875%, 1/15/23	United States	70,000	60,725
senior note, 7.25%, 2/01/19	United States	10,000	9,525
senior note, 6.875%, 3/15/22	United States	345,000	295,837
[f]Pacific Exploration and Production Corp., 144A,
senior bond, 5.125%, 3/28/23	Colombia	200,000	60,000
senior bond, 5.625%, 1/19/25	Colombia	515,000	157,075
senior note, 5.375%, 1/26/19	Colombia	175,000	56,875
Petrobras Global Finance BV,
senior bond, 6.875%, 1/20/40	Brazil	660,000	460,350
senior bond, 6.75%, 1/27/41	Brazil	440,000	303,600
senior bond, 5.625%, 5/20/43	Brazil	350,000	224,836
senior bond, 7.25%, 3/17/44	Brazil	30,000	21,482
senior bond, 6.85%, 6/05/15	Brazil	2,520,000	1,726,452
senior note, 4.875%, 3/17/20	Brazil	1,262,000	1,018,686
[g]Petroleos de Venezuela SA, senior bond, Reg S, 6.00%, 11/15/26	Venezuela	2,371,000	859,487
Regency Energy Partners LP/Regency Energy Finance Corp., senior note,
5.75%, 9/01/20	United States	75,000	78,236
Rice Energy Inc., senior note, 6.25%, 5/01/22	United States	165,000	141,075
[f]RSP Permian Inc., senior note, 144A, 6.625%, 10/01/22	United States	970,000	968,788
[f]Sabine Pass Liquefaction LLC, senior secured note, first lien, 144A,
5.625%, 3/01/25	United States	455,000	416,894
SM Energy Co.,
senior bond, 6.50%, 1/01/23	United States	25,000	24,063
senior bond, 5.625%, 6/01/25	United States	10,000	8,938
senior note, 6.50%, 11/15/21	United States	10,000	9,775
senior note, 5.00%, 1/15/24	United States	230,000	201,825
Talisman Energy Inc., senior bond,
5.85%, 2/01/37	Canada	195,000	167,283
6.25%, 2/01/38	Canada	155,000	127,535
[f]Ultra Petroleum Corp., 144A, senior bond, 6.125%, 10/01/24	United States	50,000	19,000
[f]Ultra Petroleum Corp., 144A, senior note, 5.75%, 12/15/18	United States	20,000	8,500
Western Refining Logistics LP / WNRL Finance Corp., senior note,
7.50%, 2/15/23	United States	80,000	81,000

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp., senior note,
6.50%, 10/01/18	United States	145,000		$138,113
5.00%, 3/15/19	United States	25,000		23,625
Williams Partners LP, senior bond, 4.00%, 9/15/25	United States	125,000		102,325
				27,408,762
Paper & Forest Products 0.2%
Resolute Forest Products Inc., senior note, 5.875%, 5/15/23	United States	2,952,000		2,177,100
Pharmaceuticals 0.3%
AbbVie Inc., senior bond, 3.60%, 5/14/25	United States	510,000		506,399
[f]Greatbatch Ltd., senior note, 144A, 9.125%, 11/01/23	United States	320,000		320,800
[i]Johnson & Johnson, senior note, FRN, 0.482%, 11/28/16	United States	20,000		20,011
[i]Merck & Co. Inc., senior note, FRN, 0.466%, 2/10/17	United States	165,000		164,949
[f]Valeant Pharmaceuticals International Inc., senior note, 144A,
5.625%, 12/01/21	United States	55,000		48,262
5.50%, 3/01/23	United States	385,000		330,137
4.50%, 5/15/23	United States	640,000	EUR	569,690
5.875%, 5/15/23	United States	1,135,000		987,450
				2,947,698
Professional Services 0.3%
[a,f]Altegrity Inc., senior note, first lien, 144A, 9.50%, 7/01/19	United States	3,047,000		2,727,065
Verisk Analytics Inc., senior bond, 5.50%, 6/15/45	United States	210,000		201,913
				2,928,978
Real Estate 0.0%†
[f]Rialto Holdings LLC/Rialto Corp., senior note, 144A, 7.00%, 12/01/18	United States	178,000		182,450
Real Estate Investment Trusts (REITs) 0.6%
[k]Equinix Inc., senior bond, 5.875%, 1/15/26	United States	1,080,000		1,098,900
Ferrellgas LP / Ferrellgas Finance Corp., senior note,
6.50%, 5/01/21	United States	1,345,000		1,217,225
[f]144A, 6.75%, 6/15/23	United States	2,993,000		2,693,101
Healthcare Realty Trust Inc., senior bond, 3.875%, 5/01/25	United States	75,000		73,082
iStar Inc., senior note, 4.00%, 11/01/17	United States	110,000		107,250
[a,f]NorthStar Realty Europe Corp., senior note, 144A, 4.625%, 12/15/16	United States	1,100,000		1,078,064
Vereit Operating Partnership LP, senior note, 4.60%, 2/06/24	United States	746,000		724,041
				6,991,663
Real Estate Management & Development 0.0%†
[f]Interval Acquisition Corp., senior note, 144A, 5.625%, 4/15/23	United States	205,000		206,025
Semiconductors & Semiconductor Equipment 0.1%
KLA-Tencor Corp., senior note, 4.65%, 11/01/24	United States	273,000		277,842
[f]Micron Technology Inc., 144A,
senior bond, 5.625%, 1/15/26	United States	455,000		419,169
senior note, 5.25%, 1/15/24	United States	375,000		349,687
				1,046,698
Software 0.0%†
[f]Open Text Corp., senior note, 144A, 5.625%, 1/15/23	Canada	220,000		218,900
[i]Oracle Corp., senior note, FRN, 0.523%, 7/07/17	United States	135,000		135,030
				353,930

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Corporate Bonds and Notes (continued)
Specialty Retail 0.8%
[i]Lowe’s Cos. Inc., senior note, FRN, 0.936%, 9/14/18	United States	255,000	$256,779
[f,l]Neiman Marcus Group Ltd. LLC, senior note, PIK, 144A,
8.75% (all cash), 10/15/21	United States	7,189,000	6,434,155
Toys R US Property Co. II LLC, senior note, 8.50%, 12/01/17	United States	3,291,000	3,101,768
			9,792,702
Technology Hardware, Storage & Peripherals 0.1%
[f]Hewlett Packard Enterprise Co., senior bond, 144A, 4.90%, 10/15/25	United States	570,000	563,861
Textiles, Apparel & Luxury Goods 0.2%
[f]Empire Today LLC / Empire Today Finance Corp., senior secured note, first lien,
144A, 11.375%, 2/01/17	United States	2,758,000	2,647,680
Thrifts & Mortgage Finance 0.0%†
Santander Holdings USA Inc., senior bond, 4.50%, 7/17/25	United States	475,000	486,694
Trading Companies & Distributors 0.0%†
Air Lease Corp.,
senior bond, 4.25%, 9/15/24	United States	170,000	167,025
senior note, 3.75%, 2/01/22	United States	90,000	88,948
Aircastle Ltd., senior note, 5.50%, 2/15/22	United States	90,000	94,500
			350,473
Total Corporate Bonds and Notes (Cost $192,437,259)			185,094,682
Corporate Bonds and Notes in Reorganization 0.3%
Electric Utilities 0.3%
[f,h]Energy Future Intermediate Holding Co. LLC / EFIH Finance Inc., senior note, 144A,
11.25%, 12/01/18	United States	3,127,000	3,392,795
Oil, Gas & Consumable Fuels 0.0%†
[h]Sabine Oil & Gas Corp., senior bond, 7.25%, 6/15/19	United States	397,000	29,775
Total Corporate Bonds and Notes in Reorganization
(Cost $3,549,128)			3,422,570
[i,m]Senior Floating Rate Interests 0.4%
Aerospace & Defense 0.1%
TransDigm Group Inc.,
Term Loan D, 3.75%, 6/04/21	United States	125,954	123,190
Term Loan E, 3.50%, 5/16/22	United States	93,738	91,336
Tranche C Term Loan, first lien guaranteed, senior secured, 3.75%, 2/28/20	United States	220,062	215,355
			429,881
Air Freight & Logistics 0.0%†
Goodpack Ltd., Term Loan, first lien, 4.75%, 9/09/21	United States	49,793	45,436
Auto Components 0.0%†
Gates Global Inc., Term Loan B, 4.25%, 7/06/21	United States	182,906	169,783
Visteon Corp., Term Loan B, 3.50%, 4/09/21	United States	43,914	43,740
			213,523
Building Materials 0.0%†
Quikrete Holdings Inc., Term Loan, first lien, 4.00%, 9/28/20	United States	74,242	73,941
Building Products 0.0%†
Continental Building Products Inc., Term Loan, first lien, 4.00%, 8/28/20	United States	48,647	48,465
The Hillman Group, Term Loan B, 4.50%, 6/30/21	United States	41,224	40,863

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
[i,m]Senior Floating Rate Interests (continued)
Building Products (continued)
Ply Gem Holdings Inc., Term Loan, 4.00%, 2/01/21	United States	44,865	$44,371
			133,699
Capital Markets 0.0%†
Crosby U.S. Acquisition Corp., Term Loan, first lien, 4.00%, 11/23/20	United States	19,650	15,916
Chemicals 0.0%†
Emerald Performance Materials LLC, Term Loan, first lien, 4.50%, 7/30/21	United States	31,680	31,515
Royal Adhesives, Term Loan, first lien, 4.50%, 6/20/22	United States	75	75
			31,590
Communications Equipment 0.0%†
Presidio Holdings, Term Loan B, 5.25%, 2/02/22	United States	189,050	188,261
Containers & Packaging 0.0%†
FPC Holdings Inc., Initial Term Loan, senior secured, first lien, 5.25%, 11/19/19	United States	6,831	5,601
Diversified Consumer Services 0.0%†
The ServiceMaster Co., Term Loan, 4.25%, 7/01/21	United States	123,579	123,116
Diversified Financial Services 0.0%†
HarbourVest Partners L.P., New Term Loan, 3.25%, 2/04/21	United States	8,805	8,761
Diversified Telecommunication Services 0.1%
Integra Telecom, Term Loan, 5.25%, 8/14/20	United States	124,375	121,810
Level 3 Financing Inc., Term Loan B, 3.50%, 5/31/22	United States	101,626	100,902
LTS Buyer LLC, First Lien Term B Loan, 4.00%, 4/13/20	United States	32,865	32,325
Zayo Group Holdings Inc., Term Loan, 3.75%, 5/06/21	United States	20,221	20,037
			275,074
Electric Utilities 0.0%†
Power Buyer LLC, Delayed Draw, Term Loan, 4.25%, 5/06/20	United States	66,924	66,087
Health Care Equipment & Supplies 0.0%†
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75%, 6/30/21	United States	55,300	52,224
Sterigenics-Nordian Holdings LLC, Term Loan B, 4.25%, 5/16/22	United States	40,000	39,550
			91,774
Health Care Providers & Services 0.0%†
Universal Services, Delayed Draw, Term Loan, 4.75%, 7/28/22	United States	120,000	115,900
Hotels, Restaurants & Leisure 0.0%†
La Quinta Intermediate Holdings LLC, Initial Term Loan, 3.75%, 4/14/21	United States	92,173	90,848
Independent Power Producers & Energy Traders 0.0%†
Calpine Construction Finance Co. LP,
Term B-1 Loan, 3.00%, 5/03/20	United States	20,579	19,799
Term Loan B, 3.50%, 5/27/22	United States	206,548	202,072
			221,871
Insurance 0.0%†
Hyperion Insurance Group Ltd., Term Loan B, 5.50%, 4/29/22	United States	44,775	44,924
Investment Companies 0.0%†
Grosvenor Capital Management Holdings, LLP, Initial Term Loan, 3.75%, 1/04/21	United States	9,703	9,593
IT Services 0.0%†
Aptean Inc., Term Loan, 5.25%, 2/26/20	United States	49,250	48,224

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
[i,m]Senior Floating Rate Interests (continued)
IT Services (continued)
Sedgwick Claims Management Services Inc., Initial Term Loan, first lien,
3.75%, 3/01/21	United States	49,940	$48,628
			96,852
Leisure Products 0.0%†
SRAM LLC, Term Loan, first lien guaranteed, senior secured, 5.25%, 4/10/20	United States	35,025	30,122
Life Sciences Tools & Services 0.0%†
Pharmaceutical Product Development, Term Loan, 4.25%, 8/18/22	United States	159,600	155,859
Machinery 0.1%
Generac Power Systems Inc., Term Loan B, 3.50%, 5/31/20	United States	272,490	267,722
North American Lifting Holdings Inc., Initial Term Loan, 5.50%, 11/27/20	United States	15,737	12,118
Onsite Rental Group Ltd., Term Loan B, 5.50%, 7/30/21	United States	117,797	107,195
			387,035
Media 0.1%
Charter Communications Operating LLC, senior secured note, first lien guaranteed,
3.00%, 7/01/20	United States	114,124	112,662
Time Inc., Term Loan B, 4.25%, 4/26/21	United States	88	87
Virgin Media, Term Loan F, 3.50%, 6/30/23	United States	288,031	284,161
The Weather Channel, Term Loan, 7.00%, 6/26/20	United States	250,000	249,687
William Morris Endeavor Entertainment LLC, Term Loan, first lien, 5.25%, 5/06/21	United States	52,338	52,089
			698,686
Metals & Mining 0.0%†
ABC Supply, Term Loan B, 3.50%, 4/16/20	United States	27,832	27,700
Signode Industrial Group, Initial Term Loan B, 3.75%, 5/01/21	United States	52,024	50,333
			78,033
Oil, Gas & Consumable Fuels 0.0%†
Energy Transfer Equity LP, Term Loan, 3.25%, 12/02/19	United States	33,128	31,465
Energy Transfer Partners LP, Term Loan C, 4.00%, 12/02/19	United States	39,998	38,808
OSG Bulk Ships, Term Loan B, 5.25%, 8/05/19	United States	10,880	10,826
Southcross Energy Partners LP, senior secured, Term Loan B, first lien guaranteed,
5.25%, 8/04/21	United States	29,774	25,308
Western Refining Inc., Term Loan B, 4.25%, 11/12/20	United States	74,444	72,273
			178,680
Pharmaceuticals 0.0%†
Amneal Pharmaceutical, Term Loan B, senior secured, first lien guaranteed,
5.75%, 11/01/19	United States	19,544	19,373
Professional Services 0.0%†
iQor Inc., Term Loan B, first lien, 6.00%, 4/01/21	United States	68,760	55,008
Real Estate Investment Trusts (REITs) 0.0%†
Communications Sales & Leasing Inc., Term Loan B, 5.00%, 10/24/22	United States	239,400	224,026
Real Estate Management & Development 0.0%†
The Brickman Group Ltd. LLC, Initial Term Loan, 4.00%, 12/18/20	United States	6,878	6,721
Retailing 0.0%†
Talbots Inc., Term Loan, first lien, 5.50%, 3/19/20	United States	67,671	65,134
Semiconductors & Semiconductor Equipment 0.0%†
Entegris Inc., Tranche B Term Loan, 3.50%, 4/30/21	United States	13,428	13,381

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
[i,m]Senior Floating Rate Interests (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP BV, Tranche D Term Loan, 3.25%, 1/11/20	Netherlands	9,800		$9,696
				23,077
Software 0.0%†
Infor (US) Inc. (Lawson Software Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20	United States	64,180		61,412
Micro Focus International PLC, Term Loan B, 5.25%, 11/19/21	United Kingdom	55,583		55,469
Vertafore Inc., Term Loan B, 4.25%, 10/03/19	United States	74,425		74,351
				191,232
Specialty Retail 0.0%†
GNC Holdings Inc., Term Loan, 3.25%, 3/04/19	United States	87,535		85,675
PetSmart, Term Loan, 4.25%, 3/11/22	United States	108,793		107,209
				192,884
Technology Hardware, Storage & Peripherals 0.0%†
Dell Inc., Term Loan B-2, 4.00%, 4/29/20	United States	44,775		44,643
Trading Companies & Distributors 0.0%†
HD Supply, Term Loan B, 3.75%, 8/13/21	United States	55,003		54,648
Wireless Telecommunication Services 0.0%†
SBA Senior Finance II LLC, senior secured, Term Loan B, first lien guranteed,
3.25%, 3/24/21	United States	153,584		150,992
Total Senior Floating Rate Interests (Cost $4,925,097)				4,838,801
Foreign Government and Agency Securities 1.9%
[g]Cyprus Government International Bond, Reg S, 3.875%, 5/06/22	Cyprus	1,273,000	EUR	1,393,376
[g]Government of Hellenic Republic,
senior bond, Reg S, Series PSI, 3.00%, 2/24/23 - 2/24/42	Greece	5,044,000	EUR	3,548,753
[f] senior note, 144A, Reg S, 3.375%, 7/17/17	Greece	1,794,000	EUR	1,791,617
[f] senior note, 144A, Reg S, 4.75%, 4/17/19	Greece	3,113,000	EUR	3,054,817
[g]Government of Russia, senior bond, Reg S, 5.625%, 4/04/42	Russia	2,600,000		2,616,250
[g]Kazakhstan Government International Bond, Reg S, 5.125%, 7/21/25	Kazakhstan	687,000		697,339
Mexico Government International Bond,
4.00%, 10/02/23	Mexico	1,140,000		1,165,650
3.60%, 1/30/25	Mexico	1,728,000		1,711,584
[g]Pakistan Government International Bond, Reg S, 6.75%, 12/03/19	Pakistan	1,392,000		1,424,315
[g]Republic of Iraq, Reg S, 5.80%, 1/15/28	Iraq	1,314,000		959,220
[g]Sri Lanka Government International Bond, senior note, Reg S, 6.85%, 11/03/25	Sri Lanka	1,008,000		987,689
[g]Venezuela Government International Bond, senior bond, Reg S, 5.75%, 2/26/16	Venezuela	2,675,000		2,454,313
Total Foreign Government and Agency Securities
(Cost $20,458,782)				21,804,923
Foreign Government and Agency Securities in
Reorganization 0.8%
[h]Argentine Republic Government International Bond,
senior bond, 7.82%, 12/31/33	Argentina	3,865,475		4,204,533
senior bond, 8.28%, 12/31/33	Argentina	486,544		533,982
senior bond, Series NY, 8.28%, 12/31/33	Argentina	2,773,231		3,119,885
senior note, Series 1, 8.75%, 6/02/17	Argentina	1,843,173		2,041,314
Total Foreign Government and Agency Securities in
Reorganization (Cost $9,127,953)				9,899,714

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Asset-Backed Securities and Commercial
Mortgage-Backed Securities 1.4%
Airlines 0.1%
[f]Latam Airlines, 2015-1 Pass Through Trust B, 144A, 4.50%, 11/15/23	Chile	980,000	$907,286
Banks 0.1%
Capital One Multi-Asset Execution Trust,
2013-A3, 0.96%, 9/16/19	United States	100,000	99,987
2014-A2, 1.26%, 1/15/20	United States	40,000	40,071
2014-A5, 1.48%, 7/15/20	United States	90,000	90,240
2015-A7, 1.45%, 8/16/21	United States	400,000	398,542
National City Mortgage Capital Trust, Series 2008-2A1, 6.00%, 3/25/38	United States	85,689	90,324
[i]Wells Fargo Mortgage Backed Securities 2003-J Trust, 1A9, FRN,
2.735%, 10/25/33	United States	49,912	50,312
[i]Wells Fargo Mortgage Backed Securities 2003-M Trust, A1, FRN, 2.78%, 12/25/33	United States	38,606	38,908
[i]Wells Fargo Mortgage Backed Securities 2004-A Trust, A1, FRN, 2.697%, 2/25/34	United States	41,378	41,489
[i]Wells Fargo Mortgage Backed Securities 2004-0 Trust, A1, FRN, 2.743%, 8/25/34	United States	17,015	16,996
Wells Fargo Mortgage Backed Securities 2005-16 Trust, A18, 6.00%, 1/25/36	United States	8,390	8,585
[i]Wells Fargo Mortgage Backed Securities 2005-AR10 Trust, FRN,
2A2, 2.711%, 6/25/35	United States	54,875	56,511
2A4, 2.711%, 6/25/35	United States	24,389	24,600
			956,565
Consumer Finance 0.1%
American Express Credit Account Master Trust,
[i] FRN, 0.467%, 1/15/20	United States	100,000	99,874
0.98%, 5/15/19	United States	100,000	100,063
Series 2014-A, 1.26%, 1/15/20	United States	100,000	100,139
Series 2014-A, 1.49%, 4/15/20	United States	100,000	100,372
[i] Series 2014-A, FRN, 0.487%, 5/15/20	United States	100,000	99,810
[i]Bank of America Credit Card Trust, FRN,
A, 0.467%, 9/16/19	United States	120,000	119,857
A, 0.577%, 6/15/21	United States	100,000	99,859
A3, 0.487%, 1/15/20	United States	100,000	99,935
			819,909
Diversified Financial Services 0.9%
Banc of America Alternative Loan 2003-8 Trust, 1CB1, 5.50%, 10/25/33	United States	13,343	14,049
Banc of America Alternative Loan 2004-9 Trust, 2CB1, 6.00%, 10/25/34	United States	13,537	14,053
Banc of America Alternative Loan 2005-6 Trust, CB7, 5.25%, 7/25/35	United States	26,548	24,552
[i]Banc of America Funding 2004-B Trust, Series 2004-1A2, FRN, 2.81%, 12/20/34	United States	107,278	97,501
Banc of America Funding 2005-5 Trust, 1A1, 5.50%, 9/25/35	United States	23,680	24,844
Banc of America Funding 2007-4 Trust, 5A1, 5.50%, 11/25/34	United States	27,280	27,791
[i]Banc of America Mortgage 2005-A Trust, 2A1, FRN, 2.66%, 2/25/35	United States	14,425	14,141
[i]Bear Stearns ARM 2004-6 Trust, 2A1, FRN, 2.938%, 9/25/34	United States	94,016	91,183
[i]Bear Stearns ARM 2005-12 Trust, 11A1, FRN, 2.701%, 2/25/36	United States	29,188	23,249
[f,i]BLCP Hotel Trust 2014-CLRN, E, 144A, FRN, 3.867%, 8/15/29	United States	100,000	100,416
BMW Vehicle Owner Trust,
2013-A3, 0.67%, 11/27/17	United States	32,706	32,684
2014-A3, 0.97%, 11/26/18	United States	75,000	74,931
[f]CAM Mortgage LLC, 144A,
2015-A, 3.375%, 7/15/64	United States	183,369	183,708
[i]2015-1, FRN, 4.75%, 7/15/64	United States	100,000	99,546

franklintempleton.com

Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
Chase Issuance Trust,
[i]A3, FRN, 0.397%, 5/15/18	United States	110,000	$109,959
[i]A5, FRN, 0.567%, 4/15/21	United States	120,000	119,605
A8, 1.01%, 10/15/18	United States	100,000	100,079
Series 2014-A6, 1.26%, 7/15/19	United States	100,000	100,105
[i]Series 2014-A8, FRN, 0.447%, 11/15/18	United States	85,000	84,960
[i]Series 2015-A1, FRN, 0.517%, 2/18/20	United States	110,000	109,838
Series 2015-A2, 1.59%, 2/18/20	United States	135,000	135,439
Series 2015-A7, 1.62%, 7/15/20	United States	300,000	300,798
[i]Chase Mortgage Finance 2007-A1 Trust, Series 2007-11M1, FRN,
2.465%, 3/25/37	United States	112,003	105,094
[f]CLI Funding LLC, 2014-2A, 144A, 3.38%, 10/18/29	United States	89,153	88,389
Citicorp Mortgage Securities 2006-4 Trust, 1A2, 6.00%, 8/25/36	United States	29,380	29,741
[f]Colony American Finance 2015-1 Ltd., D, 144A, 5.649%, 10/15/47	Cayman Islands	115,000	113,498
[f,i]Colony American Homes, FRN, 144A,
2014-1, 2.40%, 5/17/31	United States	110,000	107,435
2014-2, 2.547%, 7/17/31	United States	300,000	293,243
2014-2, 3.397%, 7/17/31	United States	100,000	97,015
2015-D, 2.347%, 7/17/32	United States	200,000	192,687
[f,i]COMM 2014-SAVA Mortgage Trust, 2014-C, 144A, FRN, 2.597%, 6/15/34	United States	100,000	99,563
Countrywide Alternative Loan Trust,
2003-2A1, 5.75%, 10/25/33	United States	27,905	29,209
2003-A7, 5.50%, 7/25/33	United States	27,768	28,012
2004-A1, 6.00%, 12/25/34	United States	99,572	99,158
2004-1A1, 5.50%, 4/25/34	United States	62,012	64,290
2004-5A1, 5.75%, 1/25/35	United States	11,430	11,581
2005-2A1, 5.50%, 2/25/25	United States	12,282	12,652
[i]2005-2A1, FRN, 0.431%, 5/25/35	United States	67,633	56,367
[i]Countrywide Home Loans Mortgage Pass-Through 2004-12 Trust, 8A1, FRN,
2.881%, 8/25/34	United States	21,445	18,989
[i]Countrywide Home Loans Mortgage Pass-Through 2004-HYB4 Trust, 2A1, FRN,
2.581%, 9/20/34	United States	52,465	50,432
Countrywide Home Loans Mortgage Pass-Through 2005-21 Trust, A17,
5.50%, 10/25/35	United States	20,797	19,596
Deutsche Alt-A Securities Inc. Mortgage Loan 2005-3 Trust, 4A4, 5.25%, 6/25/35	United States	4,227	4,254
[i]Deutsche Alt-A Securities Inc. Mortgage Loan 2005-5 Trust, 1A4, FRN,
5.50%, 11/25/35	United States	14,508	13,960
[i]Discover Card Execution Note Trust, A1, FRN, 0.547%, 8/17/20	United States	210,000	209,744
Ford Credit Auto Owner Trust,
2014-A3, 0.90%, 10/15/18	United States	120,000	119,916
2014-A3, 1.06%, 5/15/19	United States	55,000	54,947
2015-A3, 1.28%, 9/15/19	United States	85,000	85,076
2015-A3, 1.41%, 2/15/20	United States	396,000	395,503
[f]2014-A, 144A, 2.31%, 4/15/26	United States	100,000	100,634
[i]Freddie Mac Structured Agency Credit Risk Debt Notes, 2015-M2, FRN,
2.071%, 10/25/27	United States	250,000	247,376
GMAC Mortgage Loan Trust 2003-J7, Series 2003-A7, 5.00%, 11/25/33	United States	49,093	49,448
[f,i]GP Portfolio Trust 2014-GGP, A, 144A, FRN, 1.147%, 2/15/27	United States	87,645	87,309
GSR Mortgage Loan Trust 2005-4F, 6A1, 6.50%, 2/25/35	United States	45,341	45,968
[i]GSR Mortgage Loan Trust 2005-AR6, 4A5, FRN, 2.738%, 9/25/35	United States	48,841	49,305

44 Semiannual Report

franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[i]Harborview Mortgage Loan Trust, 1A, FRN, 0.573%, 10/19/33	United States	145,976	$138,035
Honda Auto Receivables 2013-4 Owner Trust, A3, 0.69%, 9/18/17	United States	25,131	25,123
Honda Auto Receivables 2014 Owner Trust, A3, 0.77%, 3/19/18	United States	90,000	89,876
Honda Auto Receivables 2014-3 Owner Trust,
A3, 0.88%, 6/15/18	United States	45,000	44,929
A4, 1.31%, 10/15/20	United States	30,000	29,974
Honda Auto Receivables 2014-4 Owner Trust, A3, 0.99%, 9/17/18	United States	55,000	54,909
Honda Auto Receivables 2015-1 Owner Trust, A3, 1.05%, 10/15/18	United States	60,000	59,897
Honda Auto Receivables 2015-2 Owner Trust, A3, 1.04%, 2/21/19	United States	165,000	164,420
Honda Auto Receivables 2015-3 Owner Trust, A3, 1.27%, 4/18/19	United States	135,000	134,967
Honda Auto Receivables 2015-4 Owner Trust, A3, 1.23%, 9/23/19	United States	390,000	388,276
[f]Hilton USA Trust 2013-HLT, 2013-CFX, 144A, 3.714%, 11/05/30	United States	100,000	100,127
Hyundai Auto Receivables 2014-4 Owner Trust, A3, 0.79%, 7/16/18	United States	97,388	97,321
Hyundai Auto Receivables 2015-A Owner Trust, A3, 1.05%, 4/15/19	United States	55,000	54,841
Hyundai Auto Receivables 2015-B Owner Trust, A3, 1.12%, 11/15/19	United States	230,000	228,851
[i]IndyMac Mortgage Loan Trust, Series 2005-A3, FRN, 2.621%, 8/25/35	United States	105,537	86,928
[f,i]Invitation Homes Trust, B, 144A, FRN, 1.697%, 6/17/31	United States	100,000	98,379
[i]JP Morgan Alternative Loan 2006-A1 Trust, 3A1, FRN, 2.50%, 3/25/36	United States	90,887	79,434
[f,i]JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP, Series 2015-D,
144A, FRN, 4.697%, 7/15/36	United States	180,000	181,864
[i]JP Morgan Mortgage 2003-A2 Trust, 3A1, FRN, 2.104%, 11/25/33	United States	20,011	19,508
[i]JP Morgan Mortgage 2005-A1 Trust, 6T1, FRN, 2.701%, 2/25/35	United States	36,247	36,243
[i]JP Morgan Mortgage 2005-A3 Trust, 4A1, FRN, 2.786%, 6/25/35	United States	15,234	15,406
JP Morgan Mortgage 2005-S3 Trust, 1A11, 6.00%, 1/25/36	United States	223,651	192,065
[i]JP Morgan Mortgage 2006-A1 Trust, FRN, 2.582%, 2/25/36	United States	58,616	52,283
[i]JP Morgan Mortgage 2006-A7 Trust, 2A4, FRN, 2.928%, 1/25/37	United States	45,579	40,362
[i]JP Morgan Mortgage 2007-A1 Trust, 4A2, FRN, 2.727%, 7/25/35	United States	11,926	12,000
JP Morgan Mortgage 2007-S1 Trust, 2A22, 5.75%, 3/25/37	United States	69,671	57,769
[i]Lehman XS Trust Series, A2A, FRN, 0.441%, 4/25/46	United States	104,546	76,210
[i]Merrill Lynch Mortgage Investors MLCC, FRN,
2006-1A, 2.484%, 2/25/36	United States	126,468	123,898
2006-2A, 2.216%, 5/25/36	United States	17,348	17,235
Nissan Auto Lease Trust, 2014-A3, 1.12%, 9/15/17	United States	45,000	44,955
Nissan Auto Receivables 2013-C Owner Trust, A3, 0.67%, 8/15/18	United States	20,011	19,978
Nissan Auto Receivables 2015-C Owner Trust, A3, 1.37%, 5/15/20	United States	400,000	398,840
[i]New York Mortgage 2006-1 Trust, 2A2, FRN, 2.645%, 5/25/36	United States	41,917	38,215
Ocwen Loan Servicing LLC, MASTR Alternative Loan Trust 2004-8, 2A1,
6.00%, 9/25/34	United States	115,509	121,986
Ocwen Loan Servicing LLC, MASTR Alternative Loan Trust 2004-12, 6A2,
5.25%, 12/25/34	United States	13,402	13,438
[i]Ocwen Loan Servicing LLC, MASTR Adjustable Rate Mortgages 2004-7 Trust, 3A1,
FRN, 2.614%, 7/25/34	United States	65,970	64,337
[f]OneMain Financial Issuance Trust 2015-1, A, 144A, 3.19%, 3/18/26	United States	150,000	150,340
[f]OneMain Financial Issuance Trust 2015-3, B, 144A, 4.16%, 11/20/28	United States	155,000	154,927
[i]Structured Adjustable Rate Mortgage Loan Trust, FRN,
Series 2004-7A3, 2.74%, 9/25/34	United States	52,071	52,063
1A, 2.40%, 6/25/34	United States	30,343	29,640
Structured Asset Securities Corp. Trust 2005-1, Series 2005-7A7, 5.50%, 2/25/35	United States	23,698	24,251
[f,i]SCG Trust 2013-SRP1, FRN, 144A,
A, 1.597%, 11/15/26	United States	100,000	99,646
C, 3.447%, 11/15/26	United States	100,000	100,362

franklintempleton.com

Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[f]Shenton Aircraft Investment I Ltd., Series 2015-A, 144A, 4.75%, 10/15/42	Cayman Islands	198,922	$197,243
[f]Sierra Timeshare 2013-3 Receivables Funding LLC, A, 144A, 2.20%, 10/20/30	United States	67,857	67,667
[f]TAL Advantage V LLC, A, 144A, 3.55%, 11/20/38	United States	80,000	79,699
Toyota Auto Receivables 2014-C Owner Trust, A3, 0.93%, 7/16/18	United States	40,000	39,969
Toyota Auto Receivables 2015-B Owner Trust, A3, 1.27%, 5/15/19	United States	255,000	254,705
Toyota Auto Receivables 2015-C Owner Trust, A3, 1.34%, 6/17/19	United States	135,000	135,126
USAA Auto Owner Trust 2015-1, A3, 1.20%, 6/17/19	United States	150,000	149,784
[f]US Residential Opportunity Fund Trust, A, 144A,
3.721%, 1/27/35	United States	75,834	75,725
3.721%, 2/27/35	United States	79,233	79,096
[f]VOLT LLC, 144A,
2015-NPL1 A1, 3.625%, 10/25/57	United States	88,806	88,663
2015-NPL2 A1, 3.375%, 2/25/55	United States	86,799	86,605
2015-NPL4 A1, 3.50%, 2/25/55	United States	184,657	183,450
[i]WaMu Mortgage Pass-Through Certificates Series 2005-AR10 Trust, 1A3, FRN,
2.495%, 9/25/35	United States	145,789	141,589
[i]WaMu Mortgage Pass-Through Certificates Series 2007-HY5 Trust, 2A3, FRN,
2.075%, 5/25/37	United States	167,135	146,017
[i]Wells Fargo Bank, N.A., Adjustable Rate Mortgage 2004-4 Trust, 3A1, FRN,
2.874%, 3/25/35	United States	59,309	58,339
[i]Wells Fargo Bank, N.A., Adjustable Rate Mortgage 2004-5 Trust, 5A1, FRN,
2.587%, 4/25/35	United States	16,487	16,031
World Financial Network Credit Card Master Trust,
[i]Series 2015-A, FRN, 0.677%, 2/15/22	United States	120,000	119,466
Series 2015-C, 1.26%, 3/15/21	United States	400,000	398,913
			11,196,017
Other ABS 0.0%†
BXHT 2015-DRMZ Mortgage Trust, 8.397%, 7/15/29	United States	239,031	239,031
[f]Oak Hill Advisors Residential Loan Trust 2015-NPL2, Series 2015-A1, 144A,
3.721%, 7/25/55	United States	123,160	122,575
			361,606
Real Estate Investment Trusts (REITs) 0.1%
[f]American Homes 4 Rent, 144A,
[i]Series 2014-E, FRN, 2.75%, 6/17/31	United States	100,000	96,190
Series 2014-E, 6.418%, 12/17/36	United States	100,000	104,085
Series 2015-E, 5.639%, 4/17/52	United States	110,000	108,303
[i]Ally Master Owner Trust, FRN,
A1, 0.667%, 1/15/19	United States	100,000	99,863
A, 0.567%, 1/16/18	United States	135,000	135,004
[i]Citigroup Mortgage Loan 2005-11 Trust, A2A, FRN, 2.73%, 10/25/35	United States	44,278	43,933
[i]Citigroup Mortgage Loan 2005-2 Trust, 1A4, FRN, 2.621%, 5/25/35	United States	28,330	27,691
[i]Citigroup Mortgage Loan Trust Inc., 2A3, FRN, 2.74%, 8/25/35	United States	138,716	130,179
[f,i]Citigroup Mortgage Loan 2009-10 Trust, 6A2, 144A, FRN, 2.902%, 9/25/34	United States	120,000	110,050
[f,i]Citigroup Mortgage Loan Trust Inc., 2A1, 144A, FRN, 0.337%, 8/25/36	United States	89,881	81,730
[f,i]Citigroup Mortgage Loan 2015-2 Trust, 1A1, 144A, FRN, 0.397%, 6/25/47	United States	99,717	93,143
			1,030,171
Thrifts & Mortgage Finance 0.1%
Citibank Credit Card Issuance Trust,
[i] 2013-A2, FRN, 0.492%, 5/26/20	United States	125,000	124,612

46 Semiannual Report

franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Thrifts & Mortgage Finance (continued)
Citibank Credit Card Issuance Trust,
[i]2013-A7, FRN, 0.625%, 9/10/20	United States	200,000	$199,823
2013-A10, 0.73%, 2/07/18	United States	100,000	100,016
2014-A2, 1.02%, 2/22/19	United States	100,000	100,020
[i]2014-A3, FRN, 0.395%, 5/09/18	United States	100,000	99,966
2014-A4, 1.23%, 4/24/19	United States	100,000	100,128
[i]2014-A7, FRN, 0.412%, 8/24/18	United States	100,000	99,916
2014-A8, 1.73%, 4/09/20	United States	100,000	100,512
Credit Suisse First Boston Mortgage Securities Corp.,
2003-4A4, 5.75%, 11/25/33	United States	4,057	4,290
[i]2003-7A1, FRN, 2.709%, 11/25/33	United States	10,683	10,334
[i]2003-4A1, FRN, 2.792%, 12/25/33	United States	6,583	6,547
[i]2004-3A1, FRN, 2.71%, 5/25/34	United States	28,427	24,650
2005-2A1, 5.25%, 11/25/20	United States	69,936	70,193
[f,i]Credit Suisse Mortgage Capital Certificates, 2015-A, 144A, FRN,
1.447%, 3/15/17	United States	110,000	109,888
[i]GS Mortgage Securities Trust 2007-GG10, AM, FRN, 5.988%, 8/10/45	United States	130,000	129,865
			1,280,760
Whole Loan Collateral CMO 0.0%†
[f]FDIC 2013-N1 Trust, A, 144A, 4.50%, 10/25/18	United States	2,696	2,707
Total Asset-Backed Securities and Commercial Mortgage-
Backed Securities (Cost $16,647,107)			16,555,021

		Number of
		Contracts
Options Purchased 0.3%
Calls – Exchange-Traded
Air Freight & Logistics 0.0%†
FedEx Corp., January Strike Price, $145.00, Expires 1/15/16	United States	202	307,040
Airlines 0.0%†
Delta Air Lines Inc., December Strike Price, $50.00, Expires 12/18/15	United States	87	1,827
Banks 0.0%†
Citigroup Inc., January Strike Price, $55.00, Expires 1/15/16	United States	36	5,004
Chemicals 0.0%†
The Dow Chemical Co., March Strike Price, $55.00, Expires 3/18/16	United States	71	14,555
The Dow Chemical Co., January Strike Price, $50.00, Expires 1/15/16	United States	193	66,199
The Dow Chemical Co., March Strike Price, $52.50, Expires 3/18/16	United States	226	70,060
			150,814
Construction Materials 0.0%†
Cemex SAB de CV, ADR, April Strike Price, $8.00, Expires 4/15/16	Mexico	58	1,160
Diversified Telecommunication Services 0.0%†
Telecom Italia SpA, December Strike Price, 1.20 EUR, Expires 12/18/15	Italy	363	22,091
Telecom Italia SpA, December Strike Price, 1.30 EUR, Expires 12/18/15	Italy	200	3,825
			25,916
Electrical Equipment 0.0%†
Alstom SA, December Strike Price, 28.00 EUR, Expires 12/18/15	France	92	14,775

franklintempleton.com

Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of
	Country	Contracts	Value
Options Purchased (continued)
Calls – Exchange-Traded (continued)
Exchange Traded Funds 0.0%†
Energy Select Sector SPDR Fund, January Strike Price, $70.00, Expires 1/15/16	United States	512	$72,704
Financial Select Sector SPDR Fund, January Strike Price, $24.00,
Expires 1/15/16	United States	1,072	92,192
Financial Select Sector SPDR Fund, February Strike Price, $25.00,
Expires 2/19/16	United States	784	38,416
SPDR S&P Oil & Gas Exploration & Production ETF, January Strike Price, $40.00,
Expires 1/15/16	United States	857	89,128
SPDR S&P500 ETF Trust, December Strike Price, $209.00, Expires 12/31/15	United States	239	65,247
			357,687
Health Care Providers & Services 0.0%†
Aetna Inc., April Strike Price, $100.00, Expires 4/15/16	United States	221	223,210
Industrial Conglomerates 0.0%†
General Electric Co., December Strike Price, $31.00, Expires 12/18/15	United States	361	4,332
Internet Software & Services 0.1%
eBay Inc., January Strike Price, $50.00, Expires 1/15/16	United States	295	412,262
Leisure Products 0.0%†
JAKKS Pacific Inc., December Strike Price, $10.00, Expires 12/18/15	United States	42	210
Media 0.0%†
CBS Corp., B, January Strike Price, $45.00, Expires 1/15/16	United States	35	20,825
Dish Network Corp., A, December Strike Price, $65.00, Expires 12/18/15	United States	116	11,600
			32,425
Metals & Mining 0.0%†
Freeport-McMoRan Inc., January Strike Price, $15.00, Expires 1/15/16	United States	217	1,953
Multiline Retail 0.0%†
Macy’s Inc., January Strike Price, $75.00, Expires 1/15/16	United States	75	300
Oil, Gas & Consumable Fuels 0.0%†
Southwestern Energy Co., June Strike Price, $20.00, Expires 6/17/16	United States	64	1,504
Pharmaceuticals 0.0%†
Allergan PLC, January Strike Price, $315.00, Expires 1/15/16	United States	36	39,960
Allergan PLC, May Strike Price, $310.00, Expires 5/20/16	United States	24	63,696
Perrigo Co. PLC, January Strike Price, $190.00, Expires 1/15/16	United States	22	550
Theravance Inc., December Strike Price, $10.00, Expires 12/18/15	United States	43	967
Valeant Pharmaceuticals International Inc., December Strike Price, $115.00,
Expires 12/18/15	United States	24	960
Valeant Pharmaceuticals International Inc., December Strike Price, $120.00,
Expires 12/18/15	United States	24	720
			106,853
Semiconductors & Semiconductor Equipment 0.1%
Avago Technologies Ltd., January Strike Price, $120.00, Expires 1/15/16	Singapore	145	200,100
Avago Technologies Ltd., March Strike Price, $120.00, Expires 3/18/16	Singapore	47	87,984
Micron Technology Inc., January Strike Price, $20.00, Expires 1/15/16	United States	55	715
NXP Semiconductors NV, January Strike Price, $87.50, Expires 1/15/16	Netherlands	174	142,680
Photronics Inc., March Strike Price, $12.50, Expires 3/18/16	United States	21	630
			432,109

48 Semiannual Report

franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

			Number of
	Country		Contracts		Value
Options Purchased (continued)
Calls – Exchange-Traded (continued)
Software 0.0%†
TiVo Inc., January Strike Price, $12.00, Expires 1/15/16	United States		56		$336
Technology Hardware, Storage & Peripherals 0.0%†
EMC Corp., January Strike Price, $27.00, Expires 1/15/16	United States		722		15,884
EMC Corp., January Strike Price, $28.00, Expires 1/15/16	United States		351		4,037
HP Inc., January Strike Price, $27.00, Expires 1/15/16	United States		35		3,290
HP Inc., January Strike Price, $31.00, Expires 1/15/16	United States		247		4,446
NCR Corp., January Strike Price, $25.00, Expires 1/15/16	United States		142		38,340
NCR Corp., January Strike Price, $35.00, Expires 1/15/16	United States		109		109
					66,106
Thrifts & Mortgage Finance 0.0%†
Ocwen Financial Corp., January Strike Price, $10.00,
Expires 1/15/16	United States		126		630
Wireless Telecommunication Services 0.0%†
Vodafone Group PLC, ADR, January Strike Price, $40.00,
Expires 1/20/17	United Kingdom		79		5,293
Vodafone Group PLC, ADR, January Strike Price, $40.00,
Expires 1/19/18	United Kingdom		36		4,914
					10,207

			Notional
		Counterparty	Amount*
Calls – Over-the-Counter
Currency Options 0.0%†
JPY/USD, December Strike Price, 117.00 JPY,
Expires 12/24/15	Japan	MSCO	280,800,000	JPY	649

			Number of
			Contracts
Puts – Exchange-Traded
Biotechnology 0.0%†
PDL BioPharma Inc., December Strike Price, $4.00,
Expires 12/18/15	United States		20		800
Construction Materials 0.0%†
LafargeHolcim Ltd., December Strike Price, 57.14 CHF,
Expires 12/18/15	Switzerland		80		24,902
Diversified Financial Services 0.0%†
CAC 40 Index., December Strike Price, 4,250.00 EUR,
Expires 12/18/15	France		5		180
EURO STOXX 50 Index, December Strike Price,
2,950.00 EUR, Expires 12/18/15	Germany		106		2,464
EURO STOXX 50 Index, December Strike Price,
3,000.00 EUR, Expires 12/18/15	Germany		66		1,952
EURO STOXX 50 Index, December Strike Price,
3,200.00 EUR, Expires 12/18/15	Germany		32		3,077
EURO STOXX Technology Index, December Strike Price,
310.00 EUR, Expires 12/18/15	Germany		14		74
EURO STOXX Technology Index, March Strike Price,
370.00 EUR, Expires 3/18/16	Germany		41		1,516

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of
	Country	Contracts	Value
Options Purchased (continued)
Puts – Exchange-Traded (continued)
Diversified Financial Services (continued)
S&P 500 Index, December Strike Price, $2,000.00, Expires 12/19/15	United States	50	$40,600
S&P 500 Index, December Strike Price, $2,050.00, Expires 12/19/15	United States	41	67,855
S&P 500 Index, December Strike Price, $2,075.00, Expires 12/19/15	United States	27	64,422
STOXX Europe 600 Industrial Goods & Services Price Index, March Strike Price,
420.00 EUR, Expires 3/18/16	Germany	81	36,372
			218,512
Energy Equipment & Services 0.0%†
Baker Hughes Inc., December Strike Price, $50.00, Expires 12/18/15	United States	1	114
Exchange Traded Funds 0.0%†
iShares U.S. Real Estate ETF, December Strike Price, $75.00, Expires 12/18/15	United States	979	111,606
SPDR S&P 500 ETF Trust, December Strike Price, $197.00, Expires 12/31/15	United States	167	16,867
			128,473
Health Care Providers & Services 0.0%†
Aetna Inc., January Strike Price, $110.00, Expires 1/15/16	United States	24	21,648
Independent Power & Renewable Electricity Producers 0.0%†
Pattern Energy Group Inc., December Strike Price, $15.00, Expires 12/18/15	United States	36	900
Media 0.1%
Charter Communications Inc., A, March Strike Price, $210.00, Expires 3/18/16	United States	87	251,865
Charter Communications Inc., A, April Strike Price, $210.00, Expires 4/15/16	United States	71	214,065
Time Warner Cable Inc., March Strike Price, $165.00, Expires 3/18/16	United States	57	22,800
Time Warner Cable Inc., July Strike Price, $180.00, Expires 7/15/16	United States	57	69,540
Vivendi SA, March Strike Price, 19.00 EUR, Expires 3/18/16	France	901	75,204
			633,474
Metals & Mining 0.0%†
Teck Resources Ltd., February Strike Price, $4.00, Expires 2/19/16	Canada	79	4,266
ThyssenKrupp AG, December Strike Price, 15.00 EUR, Expires 12/18/15	Germany	846	894
			5,160
Oil, Gas & Consumable Fuels 0.0%†
Kinder Morgan Inc., January Strike Price, $20.00, Expires 1/15/16	United States	108	2,916
Southwestern Energy Co., December Strike Price, $10.00, Expires 12/18/15	United States	42	5,796
WPX Energy Inc., February Strike Price, $5.00, Expires 2/19/16	United States	35	437
WPX Energy Inc., December Strike Price, $5.00, Expires 12/18/15	United States	70	700
			9,849
Pharmaceuticals 0.0%†
Perrigo Co. PLC, January Strike Price, $150.00, Expires 1/15/16	United States	79	48,980
Semiconductors & Semiconductor Equipment 0.0%†
SunEdison Inc., December Strike Price, $5.00, Expires 12/18/15	United States	72	13,968
Software 0.0%†
VMware Inc., A, September Strike Price, $95.00, Expires 9/16/16	United States	32	119,040

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

			Notional
	Country	Counterparty	Amount*		Value
Options Purchased (continued)
Puts – Over-the-Counter
Currency Options 0.0%†
CNY/USD, January Strike Price, 6.21 CNY, Expires 1/19/16	China	BOFA	14,345,100	CNY	$909
Payer Swaptions – Over-the-Counter
Interest Rate 0.0%†
Pay fixed 10 year 2.57%, receive f3-month USD LIBOR,
Expires 9/19/16	United States	BOFA	6,200,000		90,984
Receiver Swaptions – Over-the-Counter
Interest Rate 0.0%†
Receive fixed 1 year 4.89%, pay float 28 Day TIIE,
Expires 8/17/16	Mexico	DBFX	45,000,000	MXN	15,238
Receive fixed 1 year 4.91%, pay float 28 Day TIIE,
Expires 9/12/17	Mexico	BOFA	50,000,000	MXN	16,712
					31,950

Total Options Purchased (Cost $4,566,975)					3,506,972

			Principal
			Amount*
U.S. Government and Agency Securities
(Cost $3,875,383) 0.3%
U.S. Government and Agency Securities 0.3%
[n]U.S.Treasury Bond, Index Linked, 0.125%, 4/15/20	United States		3,911,870		3,882,558
Total Investments before Short Term
Investments (Cost $764,758,757)					787,997,988
Short Term Investments (Cost $349,872) 0.0%†
U.S. Government and Agency Securities 0.0%†
[a,o]U.S. Treasury Bill, 3/24/16	United States		350,000		349,801
Total Investments before Money Market Funds
and Repurchase Agreements
(Cost $765,108,629)					788,347,789
Money Market Funds (Cost $103,478,543) 8.8%
[p,q]Dreyfus Government Cash Management, Institutional Shares,
0.01%	United States		103,478,543		103,478,543
Repurchase Agreement (Cost $44,783,479) 3.8%
[r]Joint Repurchase Agreement, 0.048%, 12/01/15
(Maturity Value $44,783,538)	United States		44,783,479		44,783,479
BNP Paribas Securities Corp. (Maturity Value $8,530,368)
Credit Suisse Securities (USA) LLC (Maturity Value $25,590,657)
HSBC Securities (USA) Inc. (Maturity Value $6,397,776)
Merrill Lynch, Pierce, Fenner & Smith Inc.
(Maturity Value $4,264,737)
Collateralized by [o]U.S. Treasury Bill, 12/03/15 - 11/10/16;
and U.S. Treasury Note 0.625% - 1.375%,
5/31/17 - 2/29/20 (valued at $45,690,409)
Total Investments (Cost $913,370,651) 79.8%					936,609,811
Options Written (0.0)%†					(384,443)
Securities Sold Short (22.4)%					(262,717,858)
Other Assets, less Liabilities 42.6%					500,631,771
Net Assets 100.0%			$1,174,139,281

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

			Number of
	Country		Contracts	Value
[s]Options Written (0.0%)†
Calls – Exchange-Traded
Airlines (0.0)%†
Delta Air Lines Inc., December Strike Price, $60.00,
Expires 12/18/15	United States		44	$(308)
Diversified Financial Services (0.0)%†
EURO STOXX Technology Price Index, March Strike Price,
430.00 EUR, Expires 3/18/16	Germany		41	(14,295)
Diversified Telecommunication Services (0.0)%†
Telecom Italia SpA, December Strike Price, 1.50 EUR,
Expires 12/18/15	Italy		227	(648)
Electrical Equipment (0.0)%†
Alstom SA, December Strike Price, 32.00 EUR,
Expires 12/18/15	France		92	(486)
Media (0.0)%†
Charter Communications Inc., A, March Strike Price, $210.00,
Expires 3/18/16	United States		87	(34,974)
Charter Communications Inc., A, April Strike Price, $210.00,
Expires 4/15/16	United States		71	(35,500)
Vivendi SA, December Strike Price, 26.85 EUR,
Expires 12/18/15	France		229	(252)
				(70,726)
Pharmaceuticals (0.0)%†
Allergan PLC, January Strike Price, $340.00, Expires 1/15/16	United States		36	(10,440)
Allergan PLC, May Strike Price, $340.00, Expires 5/20/16	United States		24	(30,624)
				(41,064)
Software (0.0)%†
VMware Inc., A, September Strike Price, $95.00,
Expires 9/16/16	United States		32	(2,000)
Specialty Retail (0.0)%†
Staples Inc., December Strike Price, $13.00,
Expires 12/18/15	United States		91	(2,912)

			Notional
		Counterparty	Amount
Payer Swaptions – Over-the-Counter
Interest Rate (0.0%)†
Receive fixed 10 year 3.07%, pay float 3-month USD LIBOR,
Expires 9/19/16	United States	BOFA	$6,200,000	(31,260)

			Number of
			Contracts
Puts – Exchange-Traded
Diversified Financial Services (0.0%)†
S&P 500 Index, December Strike Price, $1,850.00,
Expires 12/19/15	United States		15	(1,575)
Media (0.0%)†
Time Warner Cable Inc., July Strike Price, $165.00,
Expires 7/15/16	United States		57	(39,900)

52 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of
	Country	Contracts	Value
[s]Options Written (continued)
Puts – Exchange-Traded (continued)
Media (continued)
Time Warner Cable Inc., March Strike Price, $180.00, Expires 3/18/16	United States	57	$(45,600)
Vivendi SA, March Strike Price, 20.00 EUR, Expires 3/18/16	France	91	(11,826)
			(97,326)
Metals & Mining (0.0%)†
Freeport-McMoRan Inc., January Strike Price, $10.00, Expires 1/15/16	United States	108	(22,356)
Pharmaceuticals (0.0%)†
Allergan PLC, January Strike Price, $275.00, Expires 1/15/16	United States	36	(7,470)
Allergan PLC, May Strike Price, $275.00, Expires 5/20/16	United States	24	(22,440)
Perrigo Co. PLC, January Strike Price, $135.00, Expires 1/15/16	United States	53	(8,215)
Perrigo Co. PLC, January Strike Price, $140.00, Expires 1/15/16	United States	26	(6,760)
Perrigo Co. PLC, January Strike Price, $145.00, Expires 1/15/16	United States	22	(9,570)
Theravance Inc., December Strike Price, $8.00, Expires 12/18/15	United States	43	(645)
			(55,100)
Road & Rail (0.0%)†
Asciano Ltd., December Strike Price, 8.25 AUD, Expires 12/17/15	Australia	226	(981)
Semiconductors & Semiconductor Equipment (0.0%)†
Micron Technology Inc., January Strike Price, $17.00, Expires 1/15/16	United States	55	(9,680)
Software (0.0%)†
TiVo Inc., January Strike Price, $10.00, Expires 1/15/16	United States	56	(5,628)
Technology Hardware, Storage & Peripherals (0.0%)†
EMC Corp., December Strike Price, $25.00, Expires 12/18/15	United States	722	(24,548)
NCR Corp., January Strike Price, $21.00, Expires 1/15/16	United States	142	(3,550)
			(28,098)
Total Options Written
(Premiums Received $475,094)			(384,443)

		Shares
[t]Securities Sold Short (22.4)%
Common Stocks (8.5)%
Air Freight & Logistics (0.0)%†
Atlas Air Worldwide Holdings Inc	United States	4,181	(172,759)
Airlines (0.2)%
American Airlines Group Inc	United States	9,211	(380,046)
Deutsche Lufthansa AG	Germany	61,205	(877,193)
Hawaiian Holdings Inc	United States	8,050	(291,410)
Japan Airlines Co. Ltd	Japan	23,712	(810,947)
			(2,359,596)
Automobiles (0.1)%
General Motors Co	United States	25,075	(907,715)
Beverages (0.0)%†
Brown-Forman Corp., B	United States	355	(36,402)
Biotechnology (0.4)%
Ablynx NV	Belgium	10,799	(160,819)
Acorda Therapeutics Inc	United States	17,487	(667,828)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
[t]Securities Sold Short (continued)
Common Stocks (continued)
Biotechnology (continued)
AMAG Pharmaceuticals Inc	United States	15,735	$(418,866)
BioMarin Pharmaceutical Inc	United States	9,315	(888,372)
Clovis Oncology Inc	United States	3,715	(116,837)
Exelixis Inc	United States	190,558	(1,089,992)
Ironwood Pharmaceuticals Inc	United States	17,412	(212,426)
Ligand Pharmaceuticals Inc., B	United States	13,338	(1,428,233)
PDL BioPharma Inc	United States	5,773	(21,851)
PTC Therapeutics Inc	United States	2,408	(72,336)
			(5,077,560)
Building Products (0.0)%†
Griffon Corp	United States	1,835	(33,287)
Capital Markets (0.1)%
Cowen Group Inc., A	United States	119,379	(567,050)
Commercial Services & Supplies (0.0)%†
Cenveo Inc	United States	44,971	(70,605)
Communications Equipment (0.3)%
CalAmp Corp	United States	10,002	(184,837)
InterDigital Inc	United States	1,530	(80,616)
Palo Alto Networks Inc	United States	14,456	(2,708,187)
			(2,973,640)
Construction & Engineering (0.0)%†
Dycom Industries Inc	United States	2,207	(192,848)
Construction Materials (0.0)%†
Cemex SAB de CV, ADR	Mexico	32,719	(206,130)
Lennox International Inc	United States	311	(42,271)
			(248,401)
Consumer Finance (0.0)%†
Encore Capital Group Inc	United States	3,407	(112,329)
PRA Group Inc	United States	2,737	(113,065)
			(225,394)
Diversified Consumer Services (0.1)%
Carriage Services Inc	United States	22,744	(561,549)
Diversified Telecommunication Services (0.0)%†
AT&T Inc	United States	1,159	(39,023)
Cogent Communications Holdings Inc	United States	1,202	(40,339)
Iridium Communications Inc	United States	36,936	(301,767)
Telecom Italia SpA	Italy	104,114	(134,642)
			(515,771)
Electric Utilities (0.1)%
Emera Inc	Canada	19,018	(606,804)
Electrical Equipment (0.1)%
General Cable Corp	United States	13,472	(205,313)
SolarCity Corp	United States	12,093	(347,795)
			(553,108)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
[t]Securities Sold Short (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components (0.1)%
Vishay Intertechnology Inc	United States	76,325	$(909,794)
Energy Equipment & Services (0.5)%
Halliburton Co	United States	71,488	(2,848,797)
Schlumberger Ltd	United States	32,661	(2,519,796)
SEACOR Holdings Inc	United States	2,925	(166,081)
			(5,534,674)
Food & Staples Retailing (0.1)%
United Natural Foods Inc	United States	5,662	(248,619)
Wal-Mart Stores Inc	United States	4,842	(284,903)
			(533,522)
Food Products (0.2)%
Archer-Daniels-Midland Co	United States	7,703	(281,082)
Bunge Ltd	United States	2,860	(190,505)
The JM Smucker Co	United States	4,263	(516,633)
Post Holdings Inc	United States	24,427	(1,698,165)
			(2,686,385)
Health Care Equipment & Supplies (0.1)%
Alere Inc	United States	2,699	(111,388)
Hologic Inc	United States	3,302	(133,236)
Integra LifeSciences Holdings Corp	United States	4,083	(256,045)
Quidel Corp	United States	8,560	(185,666)
Wright Medical Group NV	United States	12,651	(270,984)
			(957,319)
Health Care Providers & Services (0.5)%
Aceto Corp	United States	15,738	(443,969)
Aetna Inc	United States	13,471	(1,384,145)
Amsurg Corp	United States	312	(26,227)
Anthem Inc	United States	8,153	(1,062,988)
Centene Corp	United States	14,198	(819,935)
HealthSouth Corp	United States	10,155	(357,354)
Molina Healthcare Inc	United States	35,531	(2,141,098)
			(6,235,716)
Health Care Technology (0.0)%†
Allscripts Healthcare Solutions Inc	United States	13,202	(201,066)
Hotels, Restaurants & Leisure (0.0)%†
Hyatt Hotels Corp., A	United States	6,025	(296,972)
Household Durables (0.3)%
Hovnanian Enterprises Inc	United States	35,064	(64,167)
Jarden Corp	United States	52,876	(2,468,252)
LGI Homes Inc	United States	18,917	(629,179)
			(3,161,598)
Household Products (0.0)%†
Kimberly-Clark Corp	United States	3,877	(461,945)
Independent Power & Renewable Electricity Producers (0.0)%†
Pattern Energy Group Inc	United States	16,916	(302,966)

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
[t]Securities Sold Short (continued)
Common Stocks (continued)
Insurance (0.2)%
ACE Ltd	United States	10,208	$(1,172,389)
AmTrust Financial Services Inc	United States	5,737	(358,620)
CNP Assurances	France	52,558	(731,885)
			(2,262,894)
Internet & Catalog Retail (0.3)%
Ctrip.com International Ltd., ADR	China	14,973	(1,602,261)
Netflix Inc	United States	391	(48,222)
Priceline Group Inc	United States	1,139	(1,422,440)
			(3,072,923)
Internet Software & Services (1.0)%
Alibaba Group Holding Ltd., ADR	China	40,687	(3,420,963)
Blucora Inc	United States	9,954	(105,811)
j2 Global Inc	United States	7,313	(588,477)
MercadoLibre Inc	Argentina	6,312	(777,891)
Twitter Inc	United States	2,254	(57,251)
VeriSign Inc	United States	75,081	(6,715,245)
WebMD Health Corp	United States	3,965	(180,368)
			(11,846,006)
IT Services (0.0)%†
The Western Union Co	United States	22,701	(428,141)
Leisure Products (0.1)%
BRP Inc	Canada	15,577	(254,864)
JAKKS Pacific Inc	United States	37,397	(307,777)
Polaris Industries Inc	United States	5,505	(580,392)
			(1,143,033)
Life Sciences Tools & Services (0.1)%
Albany Molecular Research Inc	United States	50,512	(1,006,199)
Sequenom Inc	United States	95,426	(169,858)
			(1,176,057)
Machinery (0.4)%
Altra Industrial Motion Corp	United States	18,502	(518,426)
Caterpillar Inc	United States	11,154	(810,338)
Cummins Inc	United States	5,678	(569,901)
Deere & Co	United States	561	(44,639)
MAN SE	Germany	2,923	(290,083)
Navistar International Corp	United States	1,390	(20,169)
PACCAR Inc	United States	11,206	(582,264)
Trinity Industries Inc	United States	45,722	(1,241,352)
Wabash National Corp	United States	16,814	(218,077)
WABCO Holdings Inc	United States	3,723	(400,148)
			(4,695,397)
Media (0.3)%
Charter Communications Inc., A	United States	894	(167,500)
Liberty Global PLC, A	United Kingdom	936	(39,696)
Liberty Media Corp., A	United States	1,904	(77,131)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
[t]Securities Sold Short (continued)
Common Stocks (continued)
Media (continued)
Sirius XM Holdings Inc	United States	693,503	$(2,850,297)
The Walt Disney Co	United States	388	(44,026)
			(3,178,650)
Metals & Mining (0.0)%†
Goldcorp Inc	Canada	2,660	(31,414)
Newmont Mining Corp	United States	2,085	(38,385)
			(69,799)
Multi-Utilities (0.0)%†
Black Hills Corp	United States	6,650	(285,418)
Multiline Retail (0.4)%
Canadian Tire Corp. Ltd., A	Canada	40,235	(3,769,668)
Dollar General Corp	United States	19,722	(1,290,016)
			(5,059,684)
Oil, Gas & Consumable Fuels (0.3)%
Aegean Marine Petroleum Network Inc	Greece	19,443	(183,153)
Alon USA Energy Inc	United States	32,937	(579,362)
Chesapeake Energy Corp	United States	17,452	(91,972)
Cobalt International Energy Inc	United States	8,782	(64,723)
Golar LNG Ltd	Bermuda	4,000	(109,400)
Green Plains Inc	United States	15,107	(357,885)
Kinder Morgan Inc	United States	59,611	(1,405,031)
Renewable Energy Group Inc	United States	32,579	(293,537)
Scorpio Tankers Inc	Monaco	18,844	(163,001)
Ship Finance International Ltd	Norway	10,979	(190,156)
Solazyme Inc	United States	94,176	(310,781)
Southwestern Energy Co	United States	4,406	(39,698)
			(3,788,699)
Pharmaceuticals (0.2)%
ANI Pharmaceuticals Inc	United States	6,638	(290,877)
The Medicines Co	United States	27,982	(1,175,524)
Theravance Inc	United States	30,785	(284,761)
			(1,751,162)
Professional Services (0.0)%†
Nielsen Holdings PLC	United States	655	(30,576)
51job Inc., ADR	China	3,323	(105,539)
			(136,115)
Real Estate Investment Trusts (REITs) (0.2)%
Apollo Commercial Real Estate Finance Inc	United States	7,459	(130,905)
Gramercy Property Trust Inc	United States	35,408	(845,897)
Host Hotels & Resorts Inc	United States	17,680	(293,488)
National Health Investors Inc	United States	4,275	(258,167)
Redwood Trust Inc	United States	3,016	(41,561)
Spirit Realty Capital Inc	United States	24,168	(237,330)
Starwood Property Trust Inc	United States	15,196	(308,935)
Starwood Waypoint Residential Trust	United States	3,344	(79,086)
Welltower Inc	United States	2,160	(136,490)
			(2,331,859)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
[t]Securities Sold Short (continued)
Common Stocks (continued)
Real Estate Management & Development (0.0)%†
Forest City Enterprises Inc., A	United States	11,618	$(258,384)
Semiconductors & Semiconductor Equipment (0.9)%
Avago Technologies Ltd	Singapore	16,068	(2,096,071)
Integrated Device Technology Inc	United States	12,660	(354,986)
Intel Corp	United States	46,580	(1,619,587)
Lam Research Corp	United States	9,943	(777,543)
Micron Technology Inc	United States	4,455	(70,968)
Microsemi Corp	United States	9,049	(325,854)
NVIDIA Corp	United States	81,072	(2,571,604)
NXP Semiconductors NV	Netherlands	4,303	(402,158)
Photronics Inc	United States	51,161	(561,236)
SunEdison Inc	United States	90,919	(290,032)
Xilinx Inc	United States	24,908	(1,237,678)
			(10,307,717)
Software (0.6)%
Bottomline Technologies de Inc	United States	7,966	(246,229)
BroadSoft Inc	United States	7,855	(314,436)
Electronic Arts Inc	United States	35,773	(2,425,052)
FireEye Inc	United States	4,571	(104,584)
Interactive Intelligence Group Inc	United States	4,885	(168,337)
NetSuite Inc	United States	3,250	(277,550)
Proofpoint Inc	United States	13,494	(989,245)
Rovi Corp	United States	3,892	(45,964)
Salesforce.com Inc	United States	7,862	(626,523)
Take-Two Interactive Software Inc	United States	53,821	(1,903,649)
TiVo Inc	United States	12,601	(113,283)
Workday Inc., A	United States	3,356	(280,931)
			(7,495,783)
Specialty Retail (0.1)%
Hennes & Mauritz AB, B	Sweden	11,437	(424,210)
Office Depot Inc	United States	39,407	(259,692)
Restoration Hardware Holdings Inc	United States	659	(59,224)
RONA Inc	Canada	21,731	(216,911)
			(960,037)
Technology Hardware, Storage & Peripherals (0.0)%†
Electronics For Imaging Inc	United States	5,995	(294,235)
Violin Memory Inc	United States	106,018	(138,883)
			(433,118)
Textiles, Apparel & Luxury Goods (0.1)%
Adidas AG	Germany	6,871	(664,900)
Iconix Brand Group Inc	United States	4,639	(32,659)
Steven Madden Ltd	United States	8,303	(264,866)
			(962,425)
Thrifts & Mortgage Finance (0.0)%†
MGIC Investment Corp	United States	40,431	(385,712)
Tobacco (0.1)%
Universal Corp	United States	17,633	(996,970)
Vector Group Ltd	United States	17,894	(452,897)
			(1,449,867)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
[t]Securities Sold Short (continued)
Common Stocks (continued)
Trading Companies & Distributors (0.0)%†
Kaman Corp	United States	8,716	$(349,860)
Wireless Telecommunication Services (0.0)%†
T-Mobile U.S. Inc	United States	140	(4,970)
Vodafone Group PLC, ADR	United Kingdom	2,193	(73,597)
			(78,567)
Total Common Stocks (Proceeds $99,444,520)			(100,291,753)
Exchange Traded Funds (11.8)%
Consumer Discretionary Select Sector SPDR Fund	United States	6,685	(540,014)
Consumer Staples Select Sector SPDR Fund	United States	99,806	(4,932,413)
Financial Select Sector SPDR Fund	United States	13,247	(325,346)
Health Care Select Sector SPDR Fund	United States	165,533	(11,771,052)
Industrial Select Sector SPDR Fund	United States	11,051	(604,932)
iShares 20+ Year Treasury Bond Fund	United States	7,892	(958,483)
iShares Core S&P Small-Cap ETF	United States	30,475	(3,538,147)
iShares Global Utilities ETF	United States	24,735	(1,095,760)
iShares MSCI Brazil Capped ETF	Brazil	13,385	(301,430)
iShares MSCI Emerging Markets ETF	United States	19,950	(678,100)
iShares MSCI Taiwan ETF	Taiwan	24,960	(337,709)
iShares Nasdaq Biotechnology ETF	United States	25,550	(8,543,154)
iShares North American Tech ETF	United States	3,180	(359,340)
iShares North American Tech-Software ETF	United States	28,890	(3,048,762)
iShares PHLX Semiconductor ETF	United States	14,685	(1,345,293)
iShares Russell 2000 ETF	United States	28,565	(3,401,806)
iShares Russell 2000 Growth ETF	United States	26,680	(3,915,824)
iShares Russell Mid-Cap Growth ETF	United States	14,855	(1,402,609)
iShares S&P Small-Cap 600 Growth ETF	United States	10,355	(1,351,431)
iShares Transportation Average ETF	United States	14,800	(2,159,172)
iShares U.S. Consumer Goods ETF	United States	14,960	(1,625,853)
iShares U.S. Technology ETF	United States	24,705	(2,724,961)
Powershares Dynamic Media Portfolio	United States	41,700	(1,092,957)
Powershares Dynamic Retail Portfolio	United States	42,800	(1,619,351)
PureFunds ISE Cyber Security ETF	United States	111,040	(3,014,736)
SPDR S&P 500 ETF Trust	United States	325,648	(67,959,481)
SPDR S&P Retail ETF	United States	27,700	(1,234,589)
SPDR S&P Transportation ETF	United States	56,090	(2,612,672)
Utilities Select Sector SPDR Fund	United States	34,369	(1,471,681)
Vanguard Consumer Staples ETF	United States	18,765	(2,384,656)
Vanguard Small-Cap Growth ETF	United States	12,620	(1,593,401)
Total Exchange Traded Funds (Proceeds $138,418,390)			(137,945,115)

		Principal
		Amount*
Convertible Bonds and Notes (0.1)%
IT Services (0.0)%†
Euronet Worldwide Inc., senior bond, 1.50%, 10/01/44	United States	230,000	(287,931)
Machinery (0.0)%†
Navistar International Corp., senior sub. note, 4.50%, 10/15/18	United States	200,000	(147,000)

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
		Amount*
[t]Securities Sold Short (continued)
Convertible Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (0.0)%†
Cobalt International Energy Inc., senior note, 2.625%, 12/01/19	United States	52,000	$(38,025)
Software (0.1)%
Citrix Systems Inc., senior note, 0.50%, 4/15/19	United States	296,000	(328,375)
Red Hat Inc., senior note, 0.25%, 10/01/19	United States	296,000	(385,170)
			(713,545)
Total Convertible Bonds and Notes
(Proceeds $1,151,724)			(1,186,501)
Corporate Bonds and Notes (1.9)%
Construction Materials (0.0)%†
Associated Materials LLC / AMH New Finance Inc., senior secured note,
first lien, 9.125%, 11/01/17	United States	192,000	(152,640)
Electronic Equipment, Instruments & Components (0.1)%
[f]Italics Merger Sub Inc., senior note, 144A, 7.125%, 7/15/23	United States	1,174,000	(1,132,910)
Hotels, Restaurants & Leisure (0.3)%
Caesars Entertainment Resort Properties LLC, senior secured note, first lien,
8.00%, 10/01/20	United States	328,000	(319,800)
MGM Resorts International, senior note, 6.00%, 3/15/23	United States	2,205,000	(2,189,841)
[f]Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., senior bond, 144A,
5.50%, 3/01/25	United States	1,260,000	(1,138,725)
			(3,648,366)
Machinery (0.1)%
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	746,000	(535,255)
Media (0.2)%
[f]Altice Luxembourg SA, senior bond, 144A, 7.625%, 2/15/25	Luxembourg	400,000	(351,000)
[f]Cequel Communications Holdings I LLC / Cequel Capital Corp., senior note,
144A, 5.125%, 12/15/21	United States	1,531,000	(1,420,002)
Sinclair Television Group Inc., senior note, 5.375%, 4/01/21	United States	540,000	(544,725)
			(2,315,727)
Metals & Mining (0.1)%
[f]FMG Resources August 2006 Pty Ltd., secured note, 144A, 9.75%, 3/01/22	Australia	1,186,000	(1,147,455)
Oil, Gas & Consumable Fuels (0.5)%
Noble Energy Inc., senior bond,
4.15%, 12/15/21	United States	76,000	(76,303)
3.90%, 11/15/24	United States	490,000	(465,271)
Noble Holding International Ltd., senior bond, 4.625%, 3/01/21	United States	532,000	(441,352)
Oasis Petroleum Inc., senior note, 6.875%, 3/15/22	United States	6,037,000	(5,176,728)
			(6,159,654)
Pharmaceuticals (0.6)%
[f]Valeant Pharmaceuticals International Inc., senior bond, 144A,
6.125%, 4/15/25	United States	8,466,000	(7,386,585)
Total Corporate Bonds and Notes
(Proceeds $23,115,641)			(22,478,592)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
		Amount*
[t]Securities Sold Short (continued)
U.S. Government and Agency Securities (0.1%)
U.S. Treasury Note, 2.00%, 8/15/25	United States	832,000	$(815,897)
Total Securities Sold Short (Proceeds $262,955,833)			$(262,717,858)

*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.

†Rounds to less than 0.1% of net assets.
aA portion or all of the security has been segregated as collateral for securities sold short, open swap, forward, futures and written options contracts. At November 30, 2015, the aggregate value of these securities and/or cash pledged amounted to $462,832,393, representing 39.42% of net assets.
bNon-income producing.
cContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
dSecurity has been deemed illiquid because it may not be able to be sold within seven days.
eA portion or all of the security is held in connection with written option contracts open at period end.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
November 30, 2015, the net value of these securities was $100,256,488, representing 8.54% of net assets.
gSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30, 2015, the aggregate value of these securities was $24,166,463, representing 2.06% of net assets.
hSee Note 7 regarding credit risk and defaulted securities.
iThe coupon rate shown represents the rate at period end.
jPerpetual security with no stated maturity date.
kA portion or all of the security purchased on a when-issued basis. See Note 1(d).
lIncome may be received in additional securities and/or cash.
mSee Note 1(i) regarding senior floating rate interests.
nPrincipal amount of security is adjusted for inflation. See Note 1(k).
oThe security is traded on a discount basis with no stated coupon rate.
pA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(h).
qThe rate shown is the annualized seven-day yield at period end.
rSee Note 1(c) regarding joint repurchase agreement.
sSee Note 1(e) regarding written options.
tSee Note 1(g) regarding securities sold short.

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
At November 30, 2015, the Fund had the following futures contracts outstanding. See Note 1(e).

Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Commodity Contracts[a]
Aluminum	Long	112	$4,043,900	12/14/15	$—	$(162,025)
Aluminum	Short	112	4,043,900	12/14/15	354,348	—
Aluminum	Short	127	4,594,225	3/14/16	128,607	—
Brent Crude Oil	Short	46	2,052,060	12/16/15	151,870	—
Cocoa	Long	92	3,160,564	3/14/16	96,524	—
Coffee	Short	22	987,113	3/18/16	15,484	—
Copper	Long	45	5,177,531	12/14/15	—	(365,133)
Copper	Short	45	5,177,531	12/14/15	426,701	—
Copper	Short	43	4,929,144	3/14/16	186,144	—
Corn	Short	173	3,219,963	3/14/16	98,090	—
Cotton	Short	11	344,520	3/08/16	1,870	—
Gold 100 Oz	Short	119	12,677,070	2/25/16	36,777	—
Low Sulfur Gas Oil	Short	30	1,278,000	1/12/16	93,154	—
Natural Gas	Short	147	3,285,450	12/29/15	416,672	—
NY Harbor Ultra-Low Sulfur Diesel	Short	26	1,478,786	12/31/15	125,297	—
RBOB Gasoline	Short	41	2,250,482	12/31/15	64,906	—
Silver	Short	70	4,930,100	3/29/16	429	—
Soybean Oil	Short	69	1,228,338	3/14/16	—	(37,996)
Soybeans	Short	90	3,974,625	3/14/16	483	—
Sugar	Long	87	1,454,779	2/29/16	43,915	—
Wheat	Short	174	4,132,863	3/14/16	361,962	—
WTI Crude Oil	Short	13	541,450	12/21/15	14,242	—
Zinc	Long	60	2,328,000	12/14/15	—	(47,579)
Zinc	Short	60	2,328,000	12/14/15	287,173	—
Zinc	Short	74	2,894,325	3/14/16	15,960	—
			82,512,719		2,920,608	(612,733)
Equity Contracts
CAC40 10 Euro[a]	Long	74	3,874,821	12/18/15	40,691	—
CAC40 10 Euro	Short	10	523,624	12/18/15	—	(6,573)
DAX Index[a]	Long	13	3,907,122	12/18/15	98,549	—
DAX Index	Short	1	300,548	12/18/15	—	(31,362)
DJIA Mini E-CBOT Index[a]	Long	99	8,768,430	12/18/15	30,519	—
Euro STOXX 50 Index[a]	Long	70	2,592,237	12/18/15	64,815	—
FTSE 100 Index[a]	Short	122	11,672,289	12/18/15	—	(25,190)
Hang Seng Index[a]	Short	27	3,814,708	12/30/15	67,789	—
Nasdaq 100 E-Mini Index[a]	Long	116	10,831,500	12/18/15	505,319	—
Nikkei 225 Index[a]	Long	42	6,738,424	12/10/15	—	(31,374)
Russell 2000 Mini Index[a]	Long	8	956,720	12/18/15	—	(2,526)
S&P 500 E-Mini Index[a]	Long	130	13,518,700	12/18/15	239,757	—
S&P 500 E-Mini Index	Short	80	8,319,200	12/18/15	—	(511,553)
TOPIX Index[a]	Long	63	8,096,344	12/10/15	393,890	—
			83,914,667		1,441,329	(608,578)
Interest Rate Contracts
3 Month Euribor[a]	Long	277	73,345,092	3/13/17	234,410	—
90 Day Eurodollar	Short	56	13,843,900	12/19/16	—	(31,604)
90 Day Eurodollar[a]	Long	1,175	290,063,438	3/13/17	87,697	—
90 Day Eurodollar	Short	56	13,770,400	12/18/17	—	(38,861)
90 Day Sterling[a]	Long	679	126,602,407	3/15/17	203,222	—
Australian 10 Yr. Bond[a]	Short	4	366,931	12/15/15	—	(1,615)
Canadian 10 Yr. Bond[a]	Short	42	4,365,899	3/21/16	—	(17,117)
Euro-Bund[a]	Long	119	19,904,161	12/08/15	130,903	—
Long Gilt[a]	Long	37	6,560,552	3/29/16	—	(8,337)
U.S. Treasury Long Bond	Short	6	924,000	3/21/16	1,911	—

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)
			Number of	Notional	Expiration	Unrealized	Unrealized
Description		Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts (continued)
U.S. Treasury Long Bond[a]		Long	20	$3,080,000	3/21/16	$1,128	$—
				$552,826,780		$659,271	$(97,534)
Total Futures Contracts				$719,254,166		$5,021,208	$(1,318,845)
Net unrealized appreciation (depreciation)						$3,702,363

[a]A portion or all of the contract is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(h).

At November 30, 2015, the Fund had the following forward exchange contracts outstanding. See Note 1(e).

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	MLCO	Buy	1,150,000	$1,216,884	12/01/15	$—	$(1,856)
Euro	MLCO	Sell	1,150,000	1,273,119	12/01/15	58,091	—
Brazilian Real	JPHQ	Buy	5,667,902	1,472,642	12/02/15	—	(7,689)
Brazilian Real	JPHQ	Sell	2,833,951	717,147	12/02/15	—	(15,329)
Brazilian Real	MSCO	Buy	5,263,250	1,366,971	12/02/15	—	(6,607)
Brazilian Real	MSCO	Sell	2,631,625	665,678	12/02/15	—	(14,504)
Brazilian Real	MLCO	Sell	275,000	71,671	12/09/15	795	—
South Korean Won	MLCO	Sell	1,400,000,000	1,203,783	12/14/15	—	(4,586)
Euro	BNYM	Buy	106,245	120,832	12/16/15	—	(8,514)
Euro	BNYM	Sell	6,880,939	7,770,867	12/16/15	496,584	(14)
Euro	JPHQ	Buy	429,432	487,960	12/16/15	—	(33,979)
Euro	JPHQ	Sell	1,313,187	1,445,774	12/16/15	57,516	—
Euro	MLCO	Buy	1,823,134	1,978,485	12/16/15	—	(51,130)
Euro	MLCO	Sell	1,570,952	1,735,033	12/16/15	74,275	—
Euro	MSCO	Buy	2,979,823	3,274,972	12/16/15	—	(124,802)
Euro	MSCO	Sell	14,971,922	16,898,634	12/16/15	1,070,822	—
British Pound	BNYM	Buy	178,649	274,515	12/16/15	—	(5,424)
British Pound	BNYM	Sell	303,650	468,101	12/16/15	10,732	—
Japanese Yen	BNYM	Sell	136,800,000	1,135,777	12/16/15	23,716	—
Mexican Peso	MSCO	Buy	52,414,791	3,147,921	12/16/15	11,405	(1,370)
New Russian Ruble	MLCO	Buy	93,500,661	1,437,090	12/16/15	—	(36,018)
New Russian Ruble	MSCO	Sell	93,500,661	1,388,692	12/16/15	—	(12,380)
Swiss Franc	BNYM	Sell	5,861,084	6,040,324	12/16/15	335,271	—
Turkish Lira	JPHQ	Buy	4,171,345	1,364,567	12/16/15	59,892	—
Turkish Lira	JPHQ	Sell	4,171,345	1,349,557	12/16/15	—	(74,903)
Indonesian Rupiah	BOFA	Sell	11,300,000,000	813,828	12/17/15	386	—
Australian Dollar[b]	MSCO	Buy	23,291,000	16,708,404	12/18/15	134,648	(16,320)
Australian Dollar[b]	MSCO	Sell	26,420,000	18,619,734	12/18/15	1,611	(469,168)
Canadian Dollar[b]	MSCO	Buy	24,677,000	18,680,625	12/18/15	3,641	(206,016)
Canadian Dollar[b]	MSCO	Sell	21,823,000	16,538,272	12/18/15	197,288	(176)
Euro[b]	MSCO	Buy	30,863,000	34,779,064	12/18/15	—	(2,149,353)
Euro[b]	MSCO	Sell	20,826,000	23,135,185	12/18/15	1,117,030	—
British Pound[b]	MSCO	Buy	18,330,000	28,228,824	12/18/15	—	(619,157)
British Pound[b]	MSCO	Sell	23,398,000	35,684,829	12/18/15	450,154	(8,694)
Japanese Yen[b]	MSCO	Buy	2,270,446,000	18,551,554	12/18/15	5,455	(98,728)
Japanese Yen[b]	MSCO	Sell	2,969,719,000	24,694,173	12/18/15	551,941	(997)
Mexican Peso[b]	MSCO	Buy	34,416,000	2,068,013	12/18/15	9,210	(3,987)
Mexican Peso[b]	MSCO	Sell	150,527,000	8,950,080	12/18/15	1,736	(119,475)
New Zealand Dollar[b]	MSCO	Buy	8,533,000	5,654,819	12/18/15	18,966	(64,511)
New Zealand Dollar[b]	MSCO	Sell	14,866,000	9,465,227	12/18/15	11,636	(318,765)
Swiss Franc[b]	MSCO	Buy	16,431,000	17,024,013	12/18/15	—	(1,027,512)
Swiss Franc[b]	MSCO	Sell	15,263,000	15,696,207	12/18/15	837,430	(611)
Canadian Dollar	MSCO	Buy	4,593,791	3,485,976	12/22/15	46	(46,177)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Canadian Dollar	MSCO	Sell	656,968	$494,028	12/22/15	$2,087	$—
Euro	BNYM	Sell	7,315,000	7,772,188	12/22/15	37,316	—
Euro	MSCO	Buy	4,217,186	4,570,024	12/22/15	—	(110,778)
Euro	MSCO	Sell	12,190,527	13,481,106	12/22/15	590,985	(127)
British Pound	MSCO	Buy	434,169	661,190	12/22/15	—	(7,205)
British Pound	MSCO	Sell	746,312	1,135,712	12/22/15	12,235	(687)
Hong Kong Dollar	BNYM	Sell	8,497,000	1,096,458	12/22/15	446	—
Japanese Yen	BNYM	Sell	94,980,000	772,823	12/22/15	521	—
Japanese Yen	MSCO	Buy	104,569,920	850,778	12/22/15	855	(1,354)
South African Rand	MSCO	Buy	2,455,415	173,023	12/22/15	—	(3,928)
South African Rand	MSCO	Sell	6,756,442	497,320	12/22/15	32,031	—
Swedish Krona	MSCO	Buy	3,658,338	434,777	12/22/15	—	(14,912)
Colombian Peso	CSFB	Sell	780,000,000	253,041	12/23/15	5,224	—
Euro	DBFX	Sell	613,000	657,443	12/23/15	9,233	—
Mexican Peso	MSCO	Sell	335,125	20,158	12/23/15	—	(23)
Brazilian Real	MLCO	Sell	5,700,000	1,518,583	12/30/15	59,308	—
Chilean Peso	MLCO	Buy	1,114,000,000	1,552,613	12/30/15	9,974	—
Colombian Peso	CSFB	Buy	3,100,000,000	1,005,645	12/30/15	—	(21,003)
Euro	CSFB	Sell	500,000	530,622	12/30/15	1,768	—
Hungarian Forint	BOFA	Buy	360,400,000	1,221,198	12/30/15	3,591	—
Mexican Peso	MLCO	Buy	16,500,000	995,415	12/30/15	—	(2,322)
Euro	MLCO	Sell	1,150,000	1,218,207	1/04/16	1,681	—
Brazilian Real	JPHQ	Sell	2,833,951	729,835	1/05/16	5,758	—
Brazilian Real	MSCO	Sell	2,631,625	677,207	1/05/16	4,823	—
Taiwan Dollar	BOFA	Sell	62,050,000	1,884,872	1/21/16	—	(16,692)
Euro	BOFA	Sell	1,274,000	1,373,729	5/16/16	20,590	—
Chinese Yuan	MSCO	Sell	21,603,560	3,262,301	8/22/16	—	(24,522)
Chinese Yuan	MLCO	Sell	11,100,000	1,682,838	9/19/16	—	(2,977)

Total Forward Exchange Contracts unrealized appreciation (depreciation)						$6,338,703	$(5,755,282)
Net unrealized appreciation (depreciation)						$583,421

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.
bA portion or all of the contract is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(h).

At November 30, 2015, the Fund had the following credit default swap contracts outstanding. See Note 1(e).

Credit Default Swap Contracts
						Unamortized
	Periodic					Upfront
	Payment	Counterparty/	Notional		Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange	Amount[a]		Date	(Receipts)	Appreciation	Depreciation	Value	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection
Single Name
Government of Brazil	1.00%	ICE	$2,829,000		6/20/20	$179,598	$190,159	$—	$369,757
Government of Russia	1.00%	ICE	631,000		9/20/20	52,695	—	(6,954)	45,741
Government of Turkey	1.00%	ICE	1,976,000		9/20/20	157,717	—	(21,778)	135,939
Government of Turkey	1.00%	ICE	1,721,000		12/20/20	104,376	24,315	—	128,691
Government of Turkey	1.00%	ICE	1,286,000		12/20/20	93,792	2,371	—	96,163
Traded Index
CDX 25 HY	5.00%	ICE	195,000		12/20/20	371	—	(4,475)	(4,104)
iTraxx Europe Crossover	5.00%	ICE	697,000	EUR	12/20/20	(40,437)	—	(30,075)	(70,512)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
Credit Default Swap Contracts (continued)
					Unamortized
	Periodic				Upfront
	Payment	Counterparty/	Notional	Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange	Amount[a]	Date	(Receipts)	Appreciation	Depreciation	Value	Rating[b]
Centrally Cleared Swap Contracts (continued)
Contracts to Sell Protection[c]
Single Name
Government of Russia	1.00%	ICE	2,048,275	9/20/20	$(250,861)	$102,381	$—	$(148,480)	BB+
Total Centrally Cleared Swap Contracts					$297,251	$319,226	$(63,282)	$553,195
OTC Swap Contracts
Contracts to Buy Protection
Single Name
Bombardier Inc	5.00%	MSCS	748,000	12/20/20	$139,106	$—	$(18,869)	$120,237
Freeport-McMoRan Inc	1.00%	CITI	660,000	12/20/20	120,859	68,863	—	189,722
Government of Turkey	1.00%	BZWS	325,000	9/20/20	24,990	—	(3,273)	21,717
Repsol SA	1.00%	BZWS	600,000 EUR 12/20/20		23,241	3,327	—	26,568
Teck Resources Limited	1.00%	MSCS	585,000	12/20/20	171,620	91,896	—	263,516
Viacom Inc	1.00%	BOFA	720,000	12/20/20	25,779	—	(4,030)	21,749
Weatherford International Limited	1.00%	MSCS	200,000	12/20/20	37,520	5,021	—	42,541
Traded Index
CDX 24 EM 100	1.00%	DBFX	1,176,000	12/20/20	154,089	—	(45,896)	108,193
CDX 24 EM 100	1.00%	BZWS	78,400	12/20/20	10,311	—	(2,634)	7,677
Contracts to Sell Protection[c]
Single Name
Government of Russia	1.00%	MSCS	1,868,856	9/20/20	(206,499)	74,711	—	(131,788)	BB+
Total OTC Swap Contracts					$501,016	$243,818	$(74,702)	$670,132
Total Credit Default Swap Contracts			18,344,531		$798,267	$563,044	$(137,984)	$1,223,327
Net unrealized appreciation (depreciation)						$425,060

See Notes 1(e) and 9 regarding derivative financial instruments and other derivative information, respectively.

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps.
cThe Fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps and fail-
ure to pay or bankruptcy of the underlying securities for traded index swaps.

At November 30, 2015, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).
Interest Rate Swap Contracts
	Counterparty/	Notional		Expiration	Unrealized	Unrealized
Description	Exchange	Amount*		Date	Appreciation	Depreciation
OTC Swap Contracts
Receive Floating rate 3 Month ZAR-JIBAR-SAFEX
Pay Fixed rate 7.95%	BZWS	12,500,000	ZAR	5/05/25	$24,409	$ —
Net unrealized appreciation (depreciation)					$24,409

*In U.S. dollars unless otherwise indicated.

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
At November 30, 2015, the Fund had the following total return swap contracts outstanding. See Note 1(e).

Total Return Swap Contracts
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	party	Notional Value*		Date	Appreciation	Depreciation

Long
AGL Resources Inc	FEDEF + 40	MSCS	2,165,673		12/17/15	$14,148	$—
NCR Corp	FEDEF + 40	MSCS	605,014		12/17/15	—	—
Targa Resources Partners	FEDEF + 100	MSCS	203,938		12/17/15	—	—
TECO Energy Inc	FEDEF + 40	MSCS	766,280		12/17/15	—	—
The Bank of Nagoya Ltd	LIBOR + 85	DBFX	323,095		12/18/15	—	(8,217)
The Gunma Bank Ltd	LIBOR + 85	DBFX	107,829		12/18/15	—	(2,370)
The Oita Bank Ltd	LIBOR + 85	DBFX	2,811,250		12/18/15	—	(59,565)
The Yamagata Bank Ltd	LIBOR + 85	DBFX	3,390,597		12/18/15	33,743	—
Yamaguchi Financial Group Inc	LIBOR + 85	DBFX	8,440,040		12/18/15	—	(279,491)
International Consolidated Airlines Group
SA	LIBOR + 40	DBFX	96,163	GBP	1/11/16	—	(2,312)
APERAM SA	LIBOR + 75	DBFX	2,005,340		1/22/16	17,530	—
Amundi SA	LIBOR	DBFX	66,831	EUR	1/30/16	—	(33)
SRP Groupe SA	LIBOR + 100	DBFX	111,148	EUR	1/30/16	—	(1,464)
Hengan International Group Co Ltd	LIBOR + 100	DBFX	3,183,437	HKD	2/08/16	—	(1,102)
Acciona SA	LIBOR + 100	DBFX	349,450	EUR	2/09/16	70,759	—
ACS Actividades Finance BV	LIBOR + 75	DBFX	1,601,062	EUR	2/09/16	—	(2,059)
Ascent Capital Group Inc	LIBOR + 100	DBFX	100,874		2/09/16	—	(37,839)
Bunge Ltd	LIBOR + 100	DBFX	73,500		2/09/16	—	(7,775)
Green Plains Inc	LIBOR + 100	DBFX	290,973		2/09/16	42,603	—
Nyrstar NV	LIBOR + 75	DBFX	331,912	EUR	2/09/16	12,901	—
OCI NV	LIBOR + 75	DBFX	1,827,882	EUR	2/09/16	—	(14,577)
DP World Ltd	LIBOR + 100	DBFX	438,723		2/10/16	—	(5,763)
Bank of Ireland	LIBOR + 50	DBFX	73,440	EUR	2/11/16	5,828	—
BG Group PLC	LIBOR + 40	MSCS	1,042,983	GBP	2/24/16	—	(43,927)
Lloyds Banking Group PLC	LIBOR + 40	MSCS	372,907	GBP	2/24/16	—	(69,052)
SABMiller PLC	LIBOR + 40	MSCS	1,868,537	GBP	2/24/16	267,393	—
PT Jersey Ltd	LIBOR + 75	DBFX	1,860,343	EUR	2/26/16	—	(106,706)
The Gabriel Finance LP	LIBOR + 75	DBFX	635,766	EUR	2/26/16	—	(12,403)
Fonciere Des Regions	LIBOR + 75	DBFX	1,292,953	EUR	3/15/16	7,239	—
Orpar SA	LIBOR + 75	DBFX	507,697	EUR	3/15/16	2,978	—
Nyrstar NV	LIBOR + 75	DBFX	150,011	EUR	3/17/16	6,097	—
Premier Oil Finance Jersey Ltd	LIBOR + 75	DBFX	153,542		3/17/16	4,378	—
OSIM International Ltd	LIBOR + 100	DBFX	236,952	SGD	3/18/16	481	—
iBoxx Liquid High Yield	LIBOR + 20	JPHQ	3,900,000		3/20/16	—	(24,803)
Acciona SA	LIBOR + 75	DBFX	2,722,131	EUR	4/25/16	58,108	—
International Consolidated Airlines Group
SA	LIBOR + 75	DBFX	6,560,899	EUR	4/25/16	—	(72,397)
Melia Hotels International SA	LIBOR + 75	DBFX	2,387,004	EUR	4/25/16	—	(68,158)
TPK Holding Co. Ltd	LIBOR + 90	DBFX	1,301,667		5/10/16	10,502	—
Allergan PLC	LIBOR + 75	DBFX	958,001		6/30/16	33,242	—
Amsurg Corp	LIBOR + 75	DBFX	1,385,348		6/30/16	41,640	—
Crown Castle International	LIBOR + 75	DBFX	247,682		6/30/16	3,839	—
Dominion Resources Inc	LIBOR + 75	DBFX	1,062,747		6/30/16	—	(13,377)
Frontier Communications	LIBOR + 75	DBFX	752,814		6/30/16	27,799	—
Health Care REIT Inc	LIBOR + 75	DBFX	1,063,060		6/30/16	48,918	—
Nextera Energy	LIBOR + 75	DBFX	1,039,113		6/30/16	—	(18,628)
Ship Finance International Ltd	LIBOR + 75	DBFX	2,835,043		6/30/16	46,624	—
Southwestern Energy Co	LIBOR + 75	DBFX	970,256		6/30/16	—	(85,278)
Stericycle Inc	LIBOR + 75	DBFX	1,224,215		6/30/16	—	(14,789)
T-Mobile U.S. Inc	LIBOR + 75	DBFX	239,338		6/30/16	—	(13,307)
WPX Energy Inc	LIBOR + 75	DBFX	528,767		6/30/16	—	(9,905)
Drillsearch Energy Ltd	LIBOR + 75	DBFX	588,144		7/15/16	5,187	—
Paladin Energy Ltd	LIBOR + 75	DBFX	361,200		7/15/16	4,544	—

66 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	party	Notional Value*		Date	Appreciation	Depreciation

Long (continued)
Aabar Investments PJSC	LIBOR + 100	DBFX	1,426,308	EUR	7/18/16	$—	$(29,104)
Inmarsat PLC	LIBOR + 75	DBFX	1,502,387		7/18/16	27,627	—
Alstria Office REIT AG	LIBOR + 75	DBFX	2,256,397	EUR	7/19/16	168,627	—
Aroundtown Property Holdings PLC	LIBOR + 75	DBFX	121,982	EUR	7/19/16	3,915	—
British Land White 2015 Ltd	LIBOR + 75	DBFX	713,650	GBP	7/19/16	—	(8,062)
Carillion Finance Jersey Ltd	LIBOR + 75	DBFX	1,537,097	GBP	7/19/16	39,669	—
Deutsche Post AG	LIBOR + 75	DBFX	2,755,423	EUR	7/19/16	138,068	—
Deutsche Wohnen AG	LIBOR + 75	DBFX	313,042	EUR	7/19/16	16,023	—
Drillisch AG	LIBOR + 75	DBFX	5,067,420	EUR	7/19/16	—	(36,404)
Enterprise Funding Corp	LIBOR + 75	DBFX	172,423	GBP	7/19/16	433	—
Great Portland Estates Capital Jersey
Ltd	LIBOR + 75	DBFX	2,008,061	GBP	7/19/16	43,748	—
Helical Bar Jersey Ltd	LIBOR + 75	DBFX	327,332	GBP	7/19/16	3,007	—
LEG Immobilien AG	LIBOR + 75	DBFX	999,847	EUR	7/19/16	24,294	—
Lotte Shopping Co. Ltd	LIBOR + 90	DBFX	336,004		7/19/16	6,201	—
Salzgitter Finance BV	LIBOR + 75	DBFX	3,696,992	EUR	7/19/16	17,048	—
St Modwen Properties Securities Jersey
Ltd	LIBOR + 75	DBFX	103,443	GBP	7/19/16	1,980	—
Unite Jersey Issuer Ltd	LIBOR + 75	DBFX	2,000,861	GBP	7/19/16	121,182	—
BW Group Ltd	LIBOR + 75	DBFX	900,680		7/20/16	44,504	—
Golar LNG Ltd	LIBOR + 75	DBFX	725,910		7/20/16	—	(4,207)
Ship Finance International Ltd	LIBOR + 75	DBFX	1,455,684		7/20/16	32,908	—
America Movil SAB de CV	LIBOR + 75	DBFX	5,274,205	EUR	7/25/16	—	(6,120)
Hansteen Jersey Securities Ltd	LIBOR + 75	DBFX	1,976,883	EUR	7/29/16	58,101	—
Asia View Ltd	LIBOR + 90	DBFX	268,151		8/16/16	—	(2,073)
CP Foods Holdings	LIBOR + 100	DBFX	2,715,947		8/16/16	4,875	—
PB Issuer No 3 Ltd	LIBOR + 90	DBFX	387,821		8/16/16	849	—
Cahaya Capital Ltd	LIBOR + 100	DBFX	2,315,549		8/17/16	56,835	—
Indah Capital Ltd	LIBOR + 100	DBFX	834,535	SGD	8/22/16	—	(5,268)
Advanced Semiconductor Engineering
Inc	LIBOR + 100	DBFX	1,880,603		8/24/16	—	(17,417)
Marine Harvest	LIBOR + 75	DBFX	2,411,770	EUR	9/19/16	53,327	—
Ebara Corp	LIBOR + 85	DBFX	178,663,500	JPY	11/17/16	62,752	—
EDION Corp	LIBOR + 85	DBFX	139,379,759	JPY	11/17/16	6,710	—
Hyundai	LIBOR + 90	DBFX	1,342,500		11/17/16	7,939	—
Japan Airport Terminal Co. Ltd	LIBOR + 85	DBFX	231,017,660	JPY	11/17/16	—	(48,151)
Kato Denki Co	LIBOR + 85	DBFX	327,737,180	JPY	11/17/16	—	(22,992)
LIXIL Group Corp	LIBOR + 85	DBFX	93,807,090	JPY	11/17/16	817	—
Maeda Corp	LIBOR + 85	DBFX	293,962,470	JPY	11/17/16	—	(116,335)
Nagoya Railroad Co. Ltd	LIBOR + 85	DBFX	39,004,150	JPY	11/17/16	3,826	—
OSG Corp	LIBOR + 85	DBFX	172,387,201	JPY	11/17/16	86,987	—
Sankyo Co. Ltd	LIBOR + 85	DBFX	160,625,000	JPY	11/17/16	—	(2,721)
SBI Holdings Inc	LIBOR + 85	DBFX	25,130,818	JPY	11/17/16	—	(1,493)
Siem Industries	LIBOR + 90	DBFX	562,101		11/17/16	1,791	—
Sony Corp	LIBOR + 85	DBFX	126,804,990	JPY	11/17/16	—	(11,491)
Teijin Ltd	LIBOR + 85	DBFX	170,785,300	JPY	11/17/16	33,798	—
TOHO Holdings	LIBOR + 85	DBFX	192,910,000	JPY	11/17/16	—	(32,242)
Toppan Printing Co	LIBOR + 85	DBFX	408,823,344	JPY	11/17/16	—	(26,818)
Yamada Denki Co. Ltd	LIBOR + 85	DBFX	654,104,455	JPY	11/17/16	—	(121,341)
Siemens AG	LIBOR + 85	DBFX	3,186,300		11/18/16	36,180	—
Elekta AB, B	LIBOR + 90	DBFX	6,010,879	SEK	12/02/16	7,315	—
Wizz Air Holdings PLC	LIBOR + 50	MSCS	576,985	GBP	1/16/17	38,277	—
Ryanair Holdings PLC	EURIB + 50	MSCS	1,125,039	EUR	4/10/17	132,753	—
Alaska Air Group Inccom	LIBOR + 50	MSCS	2,059,116		5/22/17	167,415	—
Brunswick Corp	LIBOR + 50	MSCS	1,048,807		5/22/17	56,987	—
Constellation Brands Inc., A	LIBOR + 50	MSCS	2,754,741		5/22/17	251,171	—
Costco Wholesale Corp	LIBOR + 50	MSCS	2,656,094		5/22/17	161,815	—

franklintempleton.com

Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	party	Notional Value*		Date	Appreciation	Depreciation

Long (continued)
Kroger Co	LIBOR + 50	MSCS	3,730,313		5/22/17	$38,386	$—
Louisiana-pacific Corp	LIBOR + 50	MSCS	959,413		5/22/17	92,625	—
Marriott International Inc	LIBOR + 50	MSCS	1,257,104		5/22/17	7,392	—
NVR Inc	LIBOR + 50	MSCS	3,163,564		5/22/17	648,939	—
United Continental Holdings	LIBOR + 50	MSCS	2,085,842		5/22/17	—	(75,382)
Wyndham Worldwide Corp	LIBOR + 50	MSCS	1,437,624		5/22/17	—	(151,295)
LafargeHolcim Ltd	TOIS + 65	MSCS	462,000	CHF	7/17/17	—	—
Carnival Corp	SONIA + 40	MSCS	148,594	GBP	9/29/17	3,245	—
Coca-Cola Enterprise	LIBOR + 35	MSCS	1,028,306		10/05/17	—	(11,567)
Chubb Corp	LIBOR + 35	MSCS	4,038,154		10/05/17	8,774	—
TNT Express NV	EONIA + 65	MSCS	1,497,567	EUR	10/12/17	—	—
Amlin PLC	SONIA + 65	MSCS	948,064	GBP	10/23/17	—	—
BG Group PLC	SONIA + 65	MSCS	2,974,867	GBP	10/23/17	—	—
Equiniti Group PLC	SONIA + 65	MSCS	129,013	GBP	10/23/17	—	—
SABMiller PLC	SONIA + 65	MSCS	3,117,962	GBP	10/23/17	21,695	—
Telecity Group PLC	SONIA + 65	MSCS	1,377,435	GBP	10/23/17	18	—
Alstom SA	EONIA + 65	MSCS	2,617,200	EUR	10/26/17	—	—
Bollore SA	EONIA + 65	MSCS	791,976	EUR	10/26/17	—	—
Nokia OYJ	EONIA + 65	MSCS	1,302,614	EUR	10/26/17	—	—
Poste Italiane SpA	EONIA + 65	MSCS	175,477	EUR	10/26/17	—	—
Telecom Italia SpA	EONIA + 65	MSCS	805,208	EUR	10/26/17	—	—
Vivendi SA	EONIA + 65	MSCS	2,458,126	EUR	10/26/17	—	—
Celesio AG	EONIA + 65	MSCS	1,104,865	EUR	10/30/17	—	—
MAN SE	EONIA + 65	MSCS	1,492,642	EUR	10/30/17	—	—
ThyssenKrupp AG	EONIA + 65	MSCS	1,133,156	EUR	10/30/17	—	—
Asciano Ltd	RBACR + 53	MSCS	2,245,239	AUD	11/30/17	—	—
iProperty Group Ltd	RBACR + 55	MSCS	1,114,336	AUD	11/30/17	—	—
Veda Group Ltd	RBACR + 55	MSCS	1,323,729	AUD	11/30/17	—	—

Short
Carillion PLC	LIBOR - 200	DBFX	466,494	GBP	1/11/16	—	(29,145)
Enterprise Funding Corp	LIBOR - 40	DBFX	54,230	GBP	1/11/16	—	(924)
Great Portland Estates PLC	LIBOR - 40	DBFX	1,448,447	GBP	1/11/16	—	(62,645)
ST Modwen Properties PLC	LIBOR - 40	DBFX	18,701	GBP	1/11/16	—	(976)
The UNITE Group PLC	LIBOR - 40	DBFX	800,776	GBP	1/11/16	—	(80,101)
APERAM SA	LIBOR - 40	DBFX	1,553,745		1/22/16	—	(12,336)
H8 Basket	FEDEF - 40	MSCS	539,959		2/05/16	—	(7)
Acciona SA	LIBOR - 75	DBFX	271,755	EUR	2/09/16	—	(38,395)
Royal Dutch Shell PLC	LIBOR - 35	MSCS	776,387	GBP	2/24/16	59,267	—
Nyrstar NV	LIBOR - 75	DBFX	110,669	EUR	3/17/16	—	(4,896)
UniCredit SpA	LIBOR - 40	DBFX	122,452	EUR	3/17/16	—	(1,320)
Advanced Semiconductor Engineering
Inc	LIBOR - 125	DBFX	18,803		6/30/16	205	—
Allergan PLC	LIBOR - 35	DBFX	702,954		6/30/16	—	(22,481)
Amsurg Corp	LIBOR - 35	DBFX	1,229,561		6/30/16	—	(37,322)
Crown Castle International	LIBOR - 35	DBFX	150,130		6/30/16	—	(2,380)
Dominion Resources Inc	LIBOR - 35	DBFX	847,584		6/30/16	12,078	—
Frontier Communications	LIBOR - 35	DBFX	576,874		6/30/16	—	(27,920)
Health Care REIT Inc	LIBOR - 35	DBFX	555,031		6/30/16	—	(37,166)
Nextera Energy	LIBOR - 35	DBFX	691,465		6/30/16	5,534	—
Ship Finance International Ltd	LIBOR - 35	DBFX	2,088,672		6/30/16	—	(30,127)
Southwestern Energy Co	LIBOR - 35	DBFX	579,419		6/30/16	52,448	—
Stericycle	LIBOR - 35	DBFX	801,600		6/30/16	16,044	—
T-Mobile U.S. Inc	LIBOR - 35	DBFX	197,606		6/30/16	12,351	—
WPX Energy Inc	LIBOR - 35	DBFX	413,485		6/30/16	9,587	—
Inmarsat PLC	LIBOR - 40	DBFX	519,833		7/18/16	—	(32,692)
Alstria Office REIT AG	LIBOR - 40	DBFX	1,662,015	EUR	7/19/16	—	(134,787)

68 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)
		Counter-				Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	party	Notional Value*			Date	Appreciation	Depreciation

Short (continued)
Aurubis AG	LIBOR - 40	DBFX	3,328,877	EUR		7/19/16	$—	$(26,563)
Deutsche Post AG	LIBOR - 35	DBFX	1,906,590	EUR		7/19/16	—	(134,322)
Deutsche Wohnen AG	LIBOR - 40	DBFX	113,968	EUR		7/19/16	—	(8,037)
Drillisch AG	LIBOR - 40	DBFX	4,154,702	EUR		7/19/16	33,576	—
Evonik Industries AG	LIBOR - 40	DBFX	225,020	EUR		7/19/16	503	—
Fonciere Des Regions	LIBOR - 40	DBFX	652,779	EUR		7/19/16	—	(28,892)
Hansteen Holdings PLC	LIBOR - 100	DBFX	1,528,176	EUR		7/19/16	—	(63,442)
Hengan International Group Co. Ltd	LIBOR - 47	DBFX	235,950	HKD		7/19/16	287	—
International Consolidated Airlines Group
SA	LIBOR - 40	DBFX	6,263,980	EUR		7/19/16	62,270	—
LEG Immobilien AG	LIBOR - 40	DBFX	627,042	EUR		7/19/16	—	(35,588)
Pacific Basin Shipping Ltd	LIBOR - 150	DBFX	135,160	HKD		7/19/16	1,351	—
Playtech Ltd	LIBOR - 40	DBFX	1,235,663	EUR		7/19/16	78,977	—
Siemens AG	LIBOR - 40	DBFX	408,818	EUR		7/19/16	—	(28,013)
Yuexiu Transport	LIBOR - 150	DBFX	831,570	HKD		7/19/16	1,181	—
Acciona SA	LIBOR - 75	DBFX	1,861,910	EUR		7/20/16	—	(41,108)
Iberdrola SA	LIBOR - 40	DBFX	835,255	EUR		7/20/16	—	(25,208)
Koninklijke KPN NV	LIBOR - 40	DBFX	749,629	EUR		7/20/16	—	(25,124)
Melia Hotels International SA	LIBOR - 175	DBFX	2,144,758	EUR		7/20/16	66,124	—
OCI NV	LIBOR - 40	DBFX	579,267	EUR		7/20/16	8,340	—
Advanced Semiconductor Engineering
Inc	LIBOR - 125	DBFX	1,069,094			8/24/16	22,677	—
IHH Healthcare Bhd	LIBOR - 295	DBFX	554,162	SGD		8/25/16	5,331	—
Marine Harvest	LIBOR - 40	DBFX	1,455,003	EUR		10/19/16	—	(60,291)
Tenaga Nasional Bhd	LIBOR - 50	DBFX	459,092		MYR	10/19/16	—	(15,690)
ACE Ltd	LIBOR - 35	MSCS	2,138,577			10/20/16	—	(4,930)
Avago Technologies Ltd	LIBOR - 34	MSCS	1,098,963			10/20/16	—	(96,412)
Charter Communications Inc., A	LIBOR - 17	MSCS	1,059,402			10/20/16	—	(34,470)
eBay Inc	LIBOR - 30	MSCS	716,464			10/20/16	—	(156,470)
PayPal Holdings Inc	LIBOR - 30	MSCS	348,782			10/20/16	18,982	—
BW LPG Ltd	LIBOR - 40	DBFX	233,280			11/09/16	—	(38,909)
Ebara Corp	LIBOR - 40	DBFX	120,594,637	JPY		11/18/16	—	(65,811)
EDION Corp	LIBOR - 240	DBFX	73,628,381	JPY		11/18/16	—	(8,148)
Japan Airport Terminal Co. Ltd	LIBOR - 150	DBFX	84,608,000	JPY		11/18/16	40,471	—
K’s Holdings Corp	LIBOR - 40	DBFX	221,682,000	JPY		11/18/16	8,134	—
LIXIL Group Corp	LIBOR - 40	DBFX	22,530,800	JPY		11/18/16	—	(1,690)
Maeda Corp	LIBOR - 40	DBFX	117,932,066	JPY		11/18/16	64,599	—
Nagoya Railroad Co. Ltd	LIBOR - 40	DBFX	31,231,285	JPY		11/18/16	—	(4,193)
OSG Corp	LIBOR - 40	DBFX	140,179,920	JPY		11/18/16	—	(68,459)
Sankyo Co. Ltd	LIBOR - 40	DBFX	70,104,500	JPY		11/18/16	—	(4,173)
SBI Holdings Inc	LIBOR - 40	DBFX	12,240,900	JPY		11/18/16	130	—
Sony Corp	LIBOR - 40	DBFX	35,601,100	JPY		11/18/16	7,886	—
Teijin Ltd	LIBOR - 40	DBFX	86,102,463	JPY		11/18/16	—	(34,666)
The Bank of Nagoya Ltd	LIBOR - 150	DBFX	174,495			11/18/16	5,517	—
The Gunma Bank Ltd	LIBOR - 40	DBFX	49,582			11/18/16	1,553	—
The Oita Bank Ltd	LIBOR - 40	DBFX	1,611,529			11/18/16	43,332	—
The Yamagata Bank Ltd	LIBOR - 150	DBFX	783,110			11/18/16	—	(22,152)
Toho Holdings Co. Ltd	LIBOR - 40	DBFX	147,200,631	JPY		11/18/16	29,268	—
Toppan Printing Co	LIBOR - 40	DBFX	200,745,579	JPY		11/18/16	7,492	—
Yamada Denki Co Ltd	LIBOR - 100	DBFX	348,497,696	JPY		11/18/16	93,389	—
Yamaguchi Financial Group Inc	LIBOR - 40	DBFX	5,530,847			11/18/16	240,727	—
Elekta AB, B	LIBOR - 125	DBFX	984,451	SEK		12/02/16	—	(15,283)
Equinix Inc	SONIA - 35	MSCS	773,093	GBP		1/13/17	—	(6)
Air China Ltd., H	HONIX - 50	MSCS	6,585,211	HKD		7/10/17	37,348	—
China Southern Airlines Co., H	HONIX - 50	MSCS	3,371,380	HKD		7/10/17	14,817	—
ABB Ltd	TOIS - 40	MSCS	37,713	CHF		7/17/17	—	—
Schindler Holdings	TOIS - 40	MSCS	41,986	CHF		7/17/17	—	—

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	party	Notional Value*		Date	Appreciation	Depreciation

Short (continued)
Airbus Group SE	EONIA - 40	MSCS	789,499	EUR	8/21/17	$—	$(182,826)
Sandvik AB	STIBO - 50	MSCS	309,358	SEK	8/21/17	—	—
Carnival Corp	SONIA - 35	MSCS	133,229	GBP	10/23/17	—	(2,821)
iShares Core FTSE 100 UCITS ETF	SONIA - 63	MSCS	51,864	GBP	10/23/17	—	—
Royal Dutch Shell PLC	SONIA - 35	MSCS	2,124,802	GBP	10/23/17	—	(60,259)
The Sage Group PLC	SONIA - 35	MSCS	215,210	GBP	10/23/17	—	—
Altice NV, A	EONIA - 40	MSCS	314,457	EUR	10/26/17	—	—
Fiat Chrysler Automobiles NV	EONIA - 50	MSCS	763,136	EUR	10/26/17	—	—
Hermes International	EONIA - 40	MSCS	32,325	EUR	10/26/17	—	—
Kone OYJ	EONIA - 88	MSCS	300,865	EUR	10/26/17	—	—
Lyxor ETF FTSE	EONIA - 203	MSCS	67,773	EUR	10/26/17	—	—
Telecom Italia SpA	EONIA - 103	MSCS	748,243	EUR	10/26/17	—	—
Telefonica SA	EONIA - 50	MSCS	32,445	EUR	10/26/17	—	—
TNT Express NV	EONIA - 40	MSCS	81,610	EUR	10/26/17	—	—
Targa Resources Corp	FEDEF - 35	MSCS	217,565		11/03/17	—	—
STOXX Europe 600 Index	LIBOR - 45	MSCS	1,510,628	EUR	11/20/17	—	(19,624)
Total OTC Swap Contracts						$4,569,085	$(3,574,980)
Net unrealized appreciation (depreciation)						$994,105

*In U.S. dollars unless otherwise indicated.

See Abbreviations on page 90.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities
November 30, 2015 (unaudited)

Franklin K2 Alternative Strategies Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$868,587,172
Cost - Repurchase agreements	44,783,479
Total cost of investments	$913,370,651
Value - Unaffiliated issuers	$891,826,332
Value - Repurchase agreements	44,783,479
Total value of investments	936,609,811
Cash	248,531,381
Restricted Cash (Note 1f)	33,978
Foreign currency, at value (cost $1,625,507)	1,583,838
Receivables:
Investment securities sold	23,185,186
Capital shares sold	17,086,822
Dividends and interest	6,752,635
Due from brokers	230,430,536
OTC swap contracts (upfront payments $722,439)	707,515
Unrealized appreciation on OTC forward exchange contracts	6,338,703
Unrealized appreciation on OTC swap contracts	4,837,312
Unrealized appreciation on unfunded loan commitments (Note 8)	1,292
Other assets	72
Total assets	1,476,099,081
Liabilities:
Payables:
Investment securities purchased	24,349,496
Capital shares redeemed	886,224
Management fees	1,429,020
Distribution fees	97,316
Transfer agent fees	57,195
Variation margin	216,830
OTC swap contracts (upfront receipts $219,442)	206,499
Options written, at value (premiums received $475,094)	384,443
Securities sold short, at value (proceeds $262,955,833)	262,717,858
Due to brokers	2,072,026
Unrealized depreciation on OTC forward exchange contracts	5,755,282
Unrealized depreciation on OTC swap contracts	3,649,682
Accrued expenses and other liabilities	137,929
Total liabilities	301,959,800
Net assets, at value	$1,174,139,281
Net assets consist of:
Paid-in capital	$1,156,179,212
Undistributed net investment income	13,217,193
Net unrealized appreciation (depreciation)	29,047,006
Accumulated net realized gain (loss)	(24,304,130)
Net assets, at value	$1,174,139,281

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities (continued)
November 30, 2015 (unaudited)

Franklin K2 Alternative Strategies Fund

Class A:
Net assets, at value	$193,528,880
Shares outstanding	17,741,100
Net asset value per share[a]	$10.91
Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.58
Class C:
Net assets, at value	$73,222,209
Shares outstanding	6,781,400
Net asset value and maximum offering price per share[a]	$10.80
Class R:
Net assets, at value	$334,141
Shares outstanding	30,824
Net asset value and maximum offering price per share	$10.84
Class R6:
Net assets, at value	$261,041,957
Shares outstanding	23,833,032
Net asset value and maximum offering price per share	$10.95
Advisor Class:
Net assets, at value	$646,012,094
Shares outstanding	59,024,045
Net asset value and maximum offering price per share	$10.94

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

72 Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations
for the six months ended November 30, 2015 (unaudited)

Franklin K2 Alternative Strategies Fund

Investment income:
Dividends	$1,727,952
Interest	8,565,134
Total investment income	10,293,086
Expenses:
Management fees (Note 3a)	9,764,237
Distribution fees: (Note 3c)
Class A	215,942
Class C	286,240
Class R	1,203
Transfer agent fees: (Note 3e)
Class A	63,333
Class C	22,305
Class R	187
Class R6	140
Advisor Class	188,268
Custodian fees (Note 4)	96,772
Reports to shareholders	44,636
Registration and filing fees	121,948
Professional fees	237,802
Trustees’ fees and expenses	314,134
Dividends and/or interest on securities sold short	2,044,280
Security borrowing fees	1,156,256
Other	63,266
Total expenses	14,620,949
Expense reductions (Note 4)	(4,945)
Expenses waived/paid by affiliates (Note 3f)	(1,721,847)
Net expenses	12,894,157
Net investment income (loss)	(2,601,071)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(16,248,918)
Written options	(119,497)
Foreign currency transactions	654,262
Futures contracts	(1,686,156)
Securities sold short	(58,549)
Swap contracts	(224,534)
Net realized gain (loss)	(17,683,392)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,224,258)
Translation of other assets and liabilities denominated in foreign currencies	841,491
Written options	192,755
Futures contracts	3,179,646
Swap contracts	1,428,068
Net change in unrealized appreciation (depreciation)	1,417,702
Net realized and unrealized gain (loss)	(16,265,690)
Net increase (decrease) in net assets resulting from operations	$(18,866,761)

franklintempleton.com The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report 73

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Changes in Net Assets

Franklin K2 Alternative Strategies Fund

	Period Ended
	November 30, 2015	Year Ended
	(unaudited)	May 31, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(2,601,071)	$(3,810,717)
Net realized gain (loss)	(17,683,392)	18,827,021
Net change in unrealized appreciation (depreciation)	1,417,702	16,163,590
Net increase (decrease) in net assets resulting from operations	(18,866,761)	31,179,894
Distributions to shareholders from net investment income:
Class A	—	(612,244)
Class C	—	(65,590)
Class R	—	(45,777)
Class R6	—	(1,926,596)
Advisor Class	—	(1,393,965)
Total distributions to shareholders	—	(4,044,172)
Capital share transactions: (Note 2)
Class A	47,881,802	46,690,910
Class C	36,643,759	20,037,814
Class R	(8,824,119)	(3,054,919)
Class R6	26,373,927	13,262,210
Advisor Class	325,935,972	265,636,309
Total capital share transactions	428,011,341	342,572,324
Net increase (decrease) in net assets	409,144,580	369,708,046
Net assets:
Beginning of period	764,994,701	395,286,655
End of period	$1,174,139,281	$764,994,701
Undistributed net investment income included in net assets:
End of period	$13,217,193	$15,818,264

74 Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Financial Statements (unaudited)

Franklin K2 Alternative Strategies Fund

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Franklin K2 Alternative Strategies Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to

76 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Consolidated Statement of Investments, had been entered into on November 30, 2015.

d. Securities Purchased on a When-Issued Basis

The Fund purchases securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counter-parties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable coun-terparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate and equity price risk. A futures contract is an agreement

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

e. Derivative Financial Instruments (continued)

between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price, interest rate and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

See Notes 6 and 9 regarding investment transactions and other derivative information, respectively.

f. Restricted Cash

At November 30, 2015, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Consolidated Statement of Assets and Liabilities.

g. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/ or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security borrowing fees are recorded as an expense to the Fund.

h. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At November 30, 2015, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Statement of Investments and Consolidated Statement of Assets and Liabilities. The financial statements have been consolidated and include the accounts of the Fund and the K2 Subsidiary. All intercompany transactions and balances have been eliminated. At November 30, 2015, the net assets of the K2 Subsidiary were $105,559,787, representing 8.99% of the Fund’s consolidated net assets. The Fund’s investment in the K2 Subsidiary is limited to 25% of consolidated assets.

i. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

j. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s consolidated financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

k. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except for certain dividends from foreign securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share dis-

tributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Consolidated Statement of Operations.

l. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

m. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At November 30, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	November 30, 2015		May 31, 2015
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	8,900,799	$97,504,967	11,313,392	$123,061,270
Shares issued in reinvestment of distributions	—	—	49,813	539,977
Shares redeemed	(4,510,930)	(49,623,165)	(7,114,359)	(76,910,337)
Net increase (decrease)	4,389,869	$47,881,802	4,248,846	$46,690,910

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Six Months Ended		Year Ended
	November 30, 2015		May 31, 2015
	Shares	Amount	Shares	Amount

Class C Shares:
Shares sold	3,773,482	$41,130,939	3,173,984	$34,546,633
Shares issued in reinvestment of distributions	—	—	3,444	37,196
Shares redeemed	(413,358)	(4,487,180)	(1,323,981)	(14,546,015)
Net increase (decrease)	3,360,124	$36,643,759	1,853,447	$20,037,814

Class R Shares:
Shares sold	7,593	$82,601	28,828	$310,648
Shares issued in reinvestment of distributions	—	—	92	1,001
Shares redeemed	(799,683)	(8,906,720)	(303,567)	(3,366,568)
Net increase (decrease)	(792,090)	$(8,824,119)	(274,647)	$(3,054,919)

Class R6 Shares:
Shares sold	2,685,776	$29,577,398	3,740,127	$41,206,775
Shares issued in reinvestment of distributions	—	—	167,937	1,822,117
Shares redeemed	(289,193)	(3,203,471)	(2,694,521)	(29,766,682)
Net increase (decrease)	2,396,583	$26,373,927	1,213,543	$13,262,210

Advisor Class Shares:
Shares sold	35,820,299	$394,088,540	30,206,979	$329,751,933
Shares issued in reinvestment of distributions	—	—	106,628	1,156,912
Shares redeemed	(6,236,486)	(68,152,568)	(5,999,090)	(65,272,536)
Net increase (decrease)	29,583,813	$325,935,972	24,314,516	$265,636,309

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund and K2 Subsidiary pay an investment management fee to K2 Advisors of 2.05% per year of the average daily net assets of the Fund and K2 Subsidiary. Management fees paid by the Fund are reduced on assets invested in the K2 Subsidiary, in an amount not to exceed the management fees paid by K2 Subsidiary.

Under each subadvisory agreement, the below entities provide subadvisory services to the Fund or K2 Subsidiary. The subadvisory fees are paid by K2 Advisors based on the Fund and K2 Subsidiary average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.

Subadvisors

Basso Capital Management, L.P.

Chatham Asset Management, LLC

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FRANKLIN	ALTERNATIVE STRATEGIES	FUNDS
NOTES TO	CONSOLIDATED FINANCIAL	STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

3. Transactions with Affiliates (continued)

a. Management Fees (continued)
Subadvisors (continued)
Chilton Investment Company, LLC
EMSO Partners Limited
Graham Capital Management, L.P.
Impala Asset Management, LLC
Jennison Associates, LLC
Lazard Asset Management, LLC
Loomis Sayles & Company, L.P.
P. Schoenfeld Asset Management L.P.
Wellington Management Company, LLP
York Registered Holdings, L.P.

b. Administrative Fees

Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund and K2 Subsidiary. The fee is paid by K2 Advisors based on the Fund and K2 Subsidiary average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

Effective August 1, 2015, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$113,287
CDSC retained	$6,562

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2015, the Fund paid transfer agent fees of $274,233, of which $98,993 was retained by Investor Services.

f. Waiver and Expense Reimbursements

K2 Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses, and dividend expense on securities sold short) for each class of the Fund do not exceed 1.95%, and Class R6 does not exceed 1.86% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2016. Prior to October 1, 2015, expenses for Class R6 were limited to 1.88%.

g. Other Affiliated Transactions
At November 30, 2015, the shares of the Fund were owned by the following entities:
		Percentage of
		Outstanding
	Shares	Shares
Franklin Moderate Allocation Fund	8,328,626	7.75%
Franklin Conservative Allocation Fund	5,433,101	5.06%
Franklin Growth Allocation Fund	4,683,343	4.36%
Franklin LifeSmart 2025 Retirement Target Fund	692,387	0.64%
Franklin LifeSmart 2035 Retirement Target Fund	563,739	0.52%
Franklin LifeSmart 2015 Retirement Target Fund	442,729	0.41%
Franklin LifeSmart 2045 Retirement Target Fund	373,003	0.35%
Franklin LifeSmart 2030 Retirement Target Fund	170,849	0.16%
Franklin LifeSmart 2020 Retirement Target Fund	195,624	0.18%
Franklin Multi-Asset Real Return Fund	108,367	0.10%
Franklin LifeSmart 2040 Retirement Target Fund	123,383	0.11%
Franklin LifeSmart 2050 Retirement Target Fund	94,381	0.09%
Franklin LifeSmart 2055 Retirement Target Fund	10,894	0.01%
Franklin Resources, Inc.	895	—%[a]
	21,221,321	19.74%
[a] Round to less than 0.01%.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2015, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

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FRANKLIN	ALTERNATIVE STRATEGIES	FUNDS
NOTES TO	CONSOLIDATED FINANCIAL	STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2015, there were no capital loss carryforwards.

At November 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Cost of investments	$932,096,569
Unrealized appreciation	$30,789,640
Unrealized depreciation	(26,276,398)
Net unrealized appreciation (depreciation)	$4,513,242

The difference between cost of investments as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, and commodity-based derivatives, investments in the K2 Subsidiary and futures.

6. Investment Transactions
Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended November 30, 2015, aggregated $1,158,247,680 and $1,026,873,588, respectively.

Transactions in options written during the period ended November 30, 2015, were as follows:
Options
Number of	Notional	Notional	Swaptions
Contracts	Amount*	Premiums	Amount*	Premiums
Options outstanding at May 31, 2015	3,168	2,438,000,000	KRW	$429,543	50,000,000	MXN	$3,293
Options written	12,294	—	2,047,189	6,200,000	84,940
Options expired	(623)	(2,438,000,000)	KRW	(163,802)	—	—
Options exercised	(138)	—	(40,200)	—	—
Options closed	(11,994)	—	(1,882,576)	(50,000,000)	MXN	(3,293)
Options outstanding at November 30, 2015	2,707	—	$390,154	6,200,000	$84,940
*The notional amount is stated in U.S. dollars unless otherwise indicated

See Notes 1(e) and 9 regarding derivative financial instruments and other derivative information, respectively.

See Abbreviations on page 90.

The Fund sold certain long positions held in the portfolio and simultaneously entered into total return swaps on the positions, retain-
ing substantially all of the exposure to the economic return and the related risks on the long positions. At November 30, 2015, the transfers of financial assets accounted for as sales were as follows:
At Period Ended
At Original Transactions Dates	November 30, 2015
Gross	Fair Value of	Gross	Gross
Cost Basis	Cash Received	Transferred	Derivative Assets	Derivative Liabilities
of Positions Sold	for Positions Sold	Assets[a]	Recorded[b]	Recorded[b]
Sales and total return swaps	$8,849,709	$10,105,877	$524,734	$ 10,629,349	$10,104,615
[a]$560,719 and $35,985 are included as unrealized appreciation and depreciation on OTC swap contracts, respectively, in the Consolidated Statement of Assets and Liabilities.
See Note 9 regarding other derivative information.
[b]Balances are presented on a gross basis, based on each leg of the swap contract, before the application of counterparty and cash collateral offsetting.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

7. Credit Risk and Defaulted Securities

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and are about to be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At November 30, 2015, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $13,355,684, representing 1.14% of the Fund’s net assets. For information as to specific securities, see the accompanying Consolidated Statement of Investments.

8. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations. Funded portions of credit agreements are presented in the Consolidated Statement of Investments.

At November 30, 2015, unfunded commitments were as follows:
Unfunded
Borrower	Commitment
Avago Technologies Ltd., Term Loan B, 3.50%,11/11/22	$205,000
NXP Semiconductors NV, Term Loan B-1, 3.00%,11/05/20	145,000
$350,000

9. Other Derivative Information

At November 30, 2015, the Fund’s investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

Derivative Contracts	Consolidated Statement			Consolidated Statement
Not Accounted for as	of Assets and			of Assets and
Hedging Instruments	Liabilities Location	Fair Value		Liabilities Location	Fair Value
Interest rate contracts	Investments in securities, at	$122,934	[a]	Options written, at value	$31,260
	value
	Variation margin	659,271	[b]	Variation margin	97,534	[b]
	Unrealized appreciation on	24,409
	OTC swap contracts
Foreign exchange contracts	Investments in securities, at	1,558	[a]
	value
	Unrealized appreciation on	6,338,703		Unrealized depreciation on	5,755,282
	OTC forward exchange			OTC forward exchange
	contracts			contracts

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FRANKLIN	ALTERNATIVE STRATEGIES	FUNDS
NOTES TO	CONSOLIDATED FINANCIAL	STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

9. Other Derivative Information (continued)
	Asset Derivatives			Liability Derivatives
Derivative Contracts	Consolidated Statement			Consolidated Statement
Not Accounted for as	of Assets and			of Assets and
Hedging Instruments	Liabilities Location	Fair Value		Liabilities Location	Fair Value
Credit contracts	Variation margin	$319,226	[b]	Variation margin	$63,282	[b]
	OTC swap contracts (upfront	707,515		OTC swap contracts (upfront	206,499
	payments)			receipts)
	Unrealized appreciation on	243,818		Unrealized depreciation on	99,505
	OTC swap contracts			OTC swap contracts
Equity contracts	Investments in securities, at	3,382,480	[a]	Options written, at value	353,183
	value
	Variation margin	1,441,329	[b]	Variation margin	608,578	[b]
	Unrealized appreciation on	4,569,085		Unrealized depreciation on	3,550,177
	OTC swap contracts			OTC swap contracts
Commodity contracts	Variation margin	2,920,608	[b]	Variation margin	612,733	[b]
Totals		$20,730,936			$11,378,033

aPurchased option contracts are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.
bThis amount reflects the cumulative appreciation (depreciation) of future contracts and centrally cleared swaps contracts as reported in the Consolidated Statement of
Investments. Only the variation margin receivable/payable at period end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended November 30, 2015, the effect of derivative contracts in the Fund’s Consolidated Statement of Operations was
as follows:

				Net Change in
				Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Consolidated Statement of	Gain (Loss)	Consolidated Statement of	(Depreciation)
Hedging Instruments	Operations Location	for the Period	Operations Location	for the Period
	Net realized gain (loss) from:		Net change in unrealized
			appreciation (depreciation) on:
Interest rate contracts	Investments	$(111,169)[a]	Investments	$(39,197)[a]
	Written options	3,115	Written options	52,737
	Futures contracts	(357,473)	Futures contracts	412,280
	Swap contracts	30,965	Swap contracts	14,012
Foreign exchange contracts	Investments	121,913 [a]	Investments	(12,479)[a]
	Written options	201	Written options	1,832
	Foreign currency	456,060 [b]	Translation of other assets	1,115,222 [b]
	transactions		and liabilities denominated
			in foreign currencies
Credit contracts	Swap contracts	177,882	Swap contracts	443,229
Equity contracts	Investments	(1,107,076)[a]	Investments	(604,048)[a]
	Written options	(122,813)	Written options	138,186
	Futures contracts	(2,960,709)	Futures contracts	397,362
	Swap contracts	(433,381)	Swap contracts	970,827
Commodity contracts	Futures contracts	1,632,026	Futures contracts	2,370,004

Totals		$(2,670,459)		$5,259,967

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

a Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Con-
solidated Statement of Operations.
b Forward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net change in unrealized appreciation (depreciation) translation of other assets and liabilities denominated in foreign currencies in the Consolidated Statement of Operations.

For the period ended November 30, 2015, the average month end fair value of derivatives represented 2.25% of average month end net assets. The average month end number of open derivative contracts for the period was 790.

At November 30, 2015, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts
	of Assets and Liabilities
	Presented in the
	Consolidated Statement of
	Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$6,338,703	$5,755,282
Options Purchased	124,492	—
Options Written	—	31,260
Swap Contracts	5,544,827	3,856,181
Total	$12,008,022	$9,642,723

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statements of Assets and Liabilities.

At November 30, 2015, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Consolidated
		Statement of Assets and Liabilities

	Gross and Net
	Amounts of Assets		Financials
	Presented in the	Financial	Instruments	Cash
	Consolidated Statement of	Instruments	Collateral	Collateral	Net Amount (Not
	Assets and Liabiliites	Available for Offset	Received[a]	Received[a]	Less than Zero)
Counterparty
BNYM	$904,586	$—	$—	$—	$904,586
BOFA	158,951	(51,982)	—	—	106,969
BZWS	86,278	(5,907)	—	—	80,371
CITI	189,722	—	—	—	189,722
CSFB	6,992	—	—	—	6,992
DBFX	2,706,198	(2,687,025)	—	(19,173)	—
JPHQ	123,166	(123,166)	—	—	—
MLCO	204,124	—	—	—	204,124
MSCO	1,725,938	(369,376)	—	(690,000)	666,562
MSCO[c]	3,340,746	(3,340,746)	—	—	—
MSCS	2,561,321	(1,134,416)	—	—	1,426,905
Total	$12,008,022	$(7,712,618)	$—	$(709,173)	$3,586,231

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FRANKLIN	ALTERNATIVE STRATEGIES	FUNDS
NOTES TO	CONSOLIDATED FINANCIAL	STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

9. Other Derivative Information (continued)

At November 30, 2015, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Consolidated
		Statement of Assets and Liabilities

	Gross and Net
	Amounts of Liabilities		Financials
	Presented in the	Financial	Instruments	Cash
	Consolidated Statement of	Instruments	Collateral	Collateral	Net Amount (Not
	Assets and Liabiliites	Available for Offset	Pledged[a,b]	Pledged[a]	Less than Zero)
Counterparty
BNYM	$13,952	$—	$—	$—	$13,952
BOFA	51,982	(51,982)	—	—	—
BZWS	5,907	(5,907)	—	—	—
CITI	—	—	—	—	—
CSFB	21,003	—	—	—	21,003
DBFX	2,687,025	(2,687,025)	—	—	—
JPHQ	156,703	(123,166)	—	—	33,537
MLCO	98,889	—	—	—	98,889
MSCO	369,376	(369,376)	—	—	—
MSCO[c]	5,103,470	(3,340,746)	—	(1,762,724)	—
MSCS	1,134,416	(1,134,416)	—	—	—
Total	$9,642,723	$(7,712,618)	$—	$(1,762,724)	$167,381

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over-
collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
bSee the accompanying Consolidated Statement of Investments for securities pledged as collateral for derivatives.
cRepresents derivatives owned by the K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(h).

See Notes 1(e) and 6 regarding derivative financial instruments and investment transactions, respectively.

See Abbreviations on page 90.

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Temple-ton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended November 30, 2015, the Fund did not use the Global Credit Facility.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepay- ment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3	Total

Assets:
Investments in Securities:
Common Stocks and Other Equity Interests[a]	$423,418,136	$—	$	—[b]	$423,418,136
Exchange Traded Funds	1,838,561	—		—	1,838,561
Convertible Preferred Stocks	4,193,096	1,830,316		—	6,023,412
Preferred Stocks	3,356,323	204,411		—	3,560,734
Convertible Bonds	—	104,118,504		—	104,118,504
Convertible Bonds in Reorganization	—	33,400		—	33,400
Corporate Bonds and Notes	—	185,094,682		—	185,094,682
Corporate Bonds and Notes in Reorganization	—	3,392,795		29,775	3,422,570
Senior Floating Rate Interests	—	4,838,801		—	4,838,801
Foreign Government and Agency Securities	—	21,804,923		—	21,804,923
Foreign Government and Agency Securities in Reorganization	—	9,899,714		—	9,899,714
Asset-Backed Securities and Commercial Mortgage-Backed
Securities	—	16,555,021		—	16,555,021
Options Purchased	3,382,480	124,492		—	3,506,972
U.S. Government and Agency Securities	—	3,882,558		—	3,882,558
Short Term Investments	103,828,344	44,783,479		—	148,611,823
Total Investments in Securities	$540,016,940	$396,563,096		$29,775	$936,609,811
Other Financial Instruments
Futures Contracts	$5,021,208	$—		$—	$5,021,208
Forward Exchange Contracts	—	6,338,703		—	6,338,703
Swap Contracts	—	5,156,538		—	5,156,538
Unfunded Loan Commitments	—	1,292		—	1,292
Total Other Financial Instruments	$5,021,208	$11,496,533		$—	$16,517,741

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FRANKLIN	ALTERNATIVE STRATEGIES	FUNDS
NOTES TO	CONSOLIDATED FINANCIAL	STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

11. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Liabilities:
Other Financial Instruments
Options Written	$353,183	$31,260	$—	$384,443
Securities Sold Short[a]	238,236,868	24,480,990	—	262,717,858
Futures Contracts	1,318,845	—	—	1,318,845
Forward Exchange Contracts	—	5,755,282	—	5,755,282
Swap Contracts	—	3,712,964	—	3,712,964
Total Other Financial Instruments	$239,908,896	$33,980,496	$—	$273,889,392

aFor detailed categories, see the accompanying Consolidated Statement of Investments.
bIncludes securities determined to have no value at November 30, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Counterparty/Exchange		Currency		Selected Portfolio
BNYM	The Bank of New York Mellon	AUD	Australian Dollar	ABS	Asset Backed Security
BOFA	Bank of America Corp	BRL	Brazilian Real	ADR	American Depositary Receipt
BZWS	Barclays Bank PLC	CAD	Canadian Dollar	ARM	Adjustable Rate Mortgage
CITI	Citigroup, Inc.	CHF	Swiss Franc	CMO	Collateralized Mortgage Obligation
CSFB	Credit Suisse First Boston	CNY	Chinese Yuan	ETF	Exchange Traded Fund
DBFX	Deutsche Bank AG	COP	Colombian Peso	FDIC	Federal Deposit Insurance Corporation
ICE	Intercontinental Exchange, Inc.	EUR	Euro	FRN	Floating Rate Note
JPHQ	JP Morgan Chase & Co.	GBP	British Pound	FTSE	Financial Times Stock Exchange
MLCO	Merrill Lynch & Co., Inc.	HKD	Hong Kong Dollar	PIK	Payment In-Kind
MSCO	Morgan Stanley & Co., Inc.	JPY	Japanese Yen	REIT	Real Estate Investment Trust
MSCS	Morgan Stanley Capital Services	KRW	Korean Won	SPDR	Standard & Poor’s Depositary Receipt
		MXN	Mexican Peso
		MYR	Malaysian Ringgit
		SEK	Swedish Krona
		SGD	Singapore Dollar
		USD	United States Dollar
		ZAR	South African Rand

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report

FRANKLIN TEMPLETON
INVESTMENTS

Semiannual Report
and Shareholder Letter
November 30, 2015

Franklin Pelagos Commodities Strategy Fund

A SERIES OF FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Sign up for electronic delivery at franklintempleton.com/edelivery

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2 Semiannual Report

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Semiannual Report

Franklin Pelagos Commodities Strategy Fund

This semiannual report for Franklin Pelagos Commodities Strategy Fund covers the period ended November 30, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks long-term total return. It invests mainly in commodity-linked derivative instruments and securities of the U.S. government, its agencies and instrumentalities and other fixed income securities.

Performance Overview

The Fund’s Class A shares had a -17.42% cumulative total return for the six months under review. In comparison, its benchmark, the Bloomberg Commodity Index, which measures performance of exchange-traded futures contracts on physical commodities, had a -19.66% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

What is a futures contract?

A futures contract, or a future, is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

Economic and Market Overview

U.S. economic growth improved during the six months under review amid healthy consumer spending. The economy strengthened in the second quarter but moderated in the third quarter as businesses cut back on inventories, exports slowed, and state and local governments reduced their spending. Manufacturing activities expanded for most of the period but contracted toward period-end. Non-manufacturing activities, however, increased throughout the six-month period, contributing to new jobs and helping drive down the unemployment rate to 5.0% at period-end, the lowest level in more than seven years.2 Home prices rose as new and existing home sales slowed and mortgage rates remained low. Retail sales grew modestly, driven by automobile and auto component sales. Inflation remained subdued, but after two consecutive declines, monthly inflation, as measured by the Consumer Price Index, rose modestly in October and held steady through November.

During the six-month period, the Federal Reserve (Fed) kept its target interest rate at 0%–0.25% while considering when an increase might be appropriate. Although global financial markets anticipated an increase, the Fed kept interest rates unchanged and said it expected moderate economic expansion, but it would monitor developments domestically and abroad. The Fed’s October meeting minutes indicated that most members acknowledged the possibility of an interest rate increase at their next meeting.

Although U.S. stock markets experienced sell-offs at times during the period, investors generally remained confident as the Fed kept its target interest rate low, the eurozone economy improved, China implemented more stimulus measures and Greece reached an agreement with its creditors. U.S. stocks rallied in the period’s second half amid easing concerns about China’s economy and increased optimism that certain central banks might introduce additional stimulus measures. In this environment, the broad U.S. stock market, as measured by the Standard & Poor’s 500 Index, declined modestly. Commodity prices, as measured by the Bloomberg Commodity Index, were sharply lower for the six-month period. Oil and metal prices fell due to weak global demand and strong supply, while gold prices declined as a result of a strong U.S. dollar. Among agricultural commodities, sugar and corn rose in value while wheat and soybeans declined.

1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. One cannot investment directly in an index, and an index is not representative of the
Fund’s portfolio.
2. Source: Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of
Investments (SOI). The Consolidated SOI begins on page 17.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

Investment Strategy

We utilize an actively managed fundamental and quantitative investment process to provide exposure to the commodities markets by investing in commodity-linked derivative instruments including commodity-linked total return swaps, commodity futures, commodity index futures and options on commodity futures and commodity index futures, which may provide exposure to foreign and emerging markets. By investing in these derivative instruments, we seek to gain exposure to the returns of real assets that trade in the commodities markets without direct investment in physical commodities. Real assets include such things as industrial and precious metals, gas, oil, livestock, agricultural or meat products and other items.

What is a swap agreement?

A swap agreement, such as a commodity-linked total return swap, is a contract between the Fund and a counterparty to exchange on a future date the returns, or differentials in rates of return, that would have been earned or realized if a notional amount were invested in specific instruments.

What is an option?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely, the seller (“writer”) of an option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

Manager’s Discussion

During its semiannual period, the Fund obtained its commodities exposure through swaps on commodity indexes and through commodities futures and options on commodities futures. These exposures were supported with U.S. Treasury bills and other fixed income securities.

During the period under review, overall energy positioning detracted significantly from the Fund’s returns. All other commodity sectors detracted from returns as well. Ample global supplies of commodities across the spectrum were met with deteriorating global growth expectations and a rising U.S. dollar. Relative to the benchmark Bloomberg Commodity Index, however, the Fund performed well due to positioning in energy, metals and livestock. Although the Fund’s energy sector positioning hurt absolute performance, it was a major contributor to relative performance, followed by industrial metals. In contrast, the Fund’s positioning in agriculture detracted from absolute and relative performance.

In the energy sector, a decline in U.S. oil production counteracted by an increase in production by the Organization of the Petroleum Exporting Countries perpetuated the global oversupply of crude oil, despite strong refinery demand. Furthermore, the progression of Iranian sanction relief signaled even more crude oil would reach the water-borne markets, especially in Asia. Gasoline fared relatively better in the petroleum complex over the period given exceptional demand growth and strained U.S. production. Gasoline is a relatively difficult petroleum product to produce, especially summer-grade gasoline. During the period, several factors tightened the U.S. gasoline market. For example, numerous oil refineries experienced unplanned outages, and a major Canadian refinery began lengthy planned maintenance. The Fund’s positioning in petroleum commodities supported relative returns during most of the period as the Fund’s active management strategy looked to seasonal and fundamental influences in the petroleum markets. U.S. natural gas inventory rose to record levels as production peaked amid a benign environment for cooling and heating demand. The Fund’s natural gas positioning benefited relative returns, with most of the differential occurring in November given the Fund’s avoidance of near-term delivery contract exposure because of mild North American weather caused by the weather condition known as El Niño.

In metals, industrial metals prices declined across the board with few signals of production curtailments to curb the declines. A dominant concern was China’s economic slowdown, as it affected demand growth expectations, while

Portfolio Breakdown*
11/30/15
% of Consolidated
Net Assets
U.S. Treasury Bill	56.3%
U.S. Treasury Note	28.4%
FFCB	15.0%
FHLB	2.4%
Institutional Fiduciary Trust Money Market Portfolio	2.4%
Other Assets, less Liabilities**	-4.5%

See Abbreviations on page 32.
*Portfolio breakdown figures are stated as a percentage of total and may not equal
100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.
**Includes unrealized appreciation/depreciation on open futures and swap con-
tracts, as well as other assets and liabilities. See supplementary commodity exposure tables on page 5 for additional information related to the Fund’s economic exposure to commodities.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

domestic production of copper, aluminum, nickel and zinc showed few signs of adjustment or discipline. Prospects for Fed tightening provided additional headwinds to industrial and precious metals prices. With inflationary concerns sidelined, the total known exchange-traded fund holdings of gold declined moderately over the period, reflecting a major drop from peak levels in 2012. Although the Fund’s overall metals positioning detracted from absolute returns, our use of relative valuation techniques within metals helped deliver positive performance versus the Fund’s benchmark.

In agriculture, the U.S. produced record corn and soybean crops largely due to supportive weather and ample yields. Additionally, world wheat production rose to a record level. Although Fund positioning in grains detracted from absolute and relative returns and soybean prices declined, soybean oil contributed to absolute and relative performance. Soybean oil prices were supported by conditions in Southeast Asia, where El Niño caused concern about a lack of precipitation. El Niño also raised concern for rains in Brazil that impacted sugar prices after a period of ample global supply. Furthermore, the shifting use of sugar toward ethanol production in Brazil additionally supported sugar prices. The Fund’s positioning in sugar contributed to absolute returns over the period. In livestock, the U.S. inventory of cold beef and pork storage rose to seasonally high levels, which pressured prices. Although livestock positioning detracted from absolute Fund returns, we believe active management through using our analysis of seasonal trends and fundamentals contributed to livestock’s positive relative performance.

Fund Exposure to Commodities

The following table summarizes the Fund’s economic exposure to commodities derived through its investment in commodity-linked total return swap contracts. At November 30, 2015, the Fund’s exposure based on notional value represented 79.6% of consolidated net assets.

Commodity-Linked Total Return Swap Exposure*

% of Consolidated Net Assets
Unleaded Gasoline	15.4%
Natural Gas	8.3%
Wheat	7.2%
Gold	6.8%
Soybean Oil	5.3%
Sugar	5.3%
Soybean Meal	5.3%
Kansas Wheat	4.9%
Lean Hogs	4.9%
Zinc	4.6%
Copper	4.6%
Silver	4.5%
Coffee	2.5%

* Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.
The Fund’s exposure was calculated using the commodity sector weightings of the
FP Custom Master Index multiplied by the Fund’s percentage notional exposure.

The following table summarizes the Fund’s economic exposure to commodities derived through its investment in futures contracts. At November 30, 2015, the Fund’s exposure based on notional value represented 19.1% of consolidated net assets.

Commodity Futures Exposure*

% of Consolidated Net Assets Long

Gold 100 Ounce	11.6%
WTI Crude Oil	7.5%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

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Semiannual Report 5

FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

As fellow shareholders, we were disappointed with the Fund’s absolute performance in the recent challenging environment for commodities. However, we remain committed to our active investment process and long-term perspective, keeping in mind that volatility is not uncommon for commodities markets. Thank you for your continued participation in Franklin Pelagos Commodities Strategy Fund. We look forward to continuing to serve your financial needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

Performance Summary as of November 30, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	11/30/15	5/31/15		Change
A (FLSQX)	$5.88	$7.12	-$	1.24
C (FLSVX)	$5.80	$7.05	-$	1.25
R (FLSWX)	$5.86	$7.10	-$	1.24
R6 (FPELX)	$5.93	$7.16	-$	1.23
Advisor (FSLPX)	$6.00	$7.25	-$	1.25

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND
PERFORMANCE SUMMARY

Performance as of 11/30/151

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

			Value of	Average Annual
	Cumulative	Average Annual	$10,000	Total Return	Total Annual Operating Expenses[6]
Share Class	Total Return[2]	Total Return[3]	Investment[4]	(12/31/15)[5]	(with waiver)	(without waiver)
A					1.20%	2.19%
6-Month	-17.42%	-22.12%	$7,788
1-Year	-26.59%	-30.82%	$6,918	-26.46%
Since Inception (1/10/14)	-33.78%	-22.09%	$6,242	-21.93%
C					1.95%	2.94%
6-Month	-17.73%	-18.55%	$8,145
1-Year	-27.04%	-27.77%	$7,223	-23.36%
Since Inception (1/10/14)	-34.68%	-20.20%	$6,532	-20.20%
R					1.45%	2.44%
6-Month	-17.46%	-17.46%	$8,254
1-Year	-26.66%	-26.66%	$7,334	-22.19%
Since Inception (1/10/14)	-34.01%	-19.76%	$6,599	-19.77%
R6					0.73%	1.72%
6-Month	-17.18%	-17.18%	$8,282
1-Year	-26.24%	-26.24%	$7,376	-21.67%
Since Inception (1/10/14)	-33.22%	-19.26%	$6,678	-19.28%
Advisor					0.95%	1.94%
6-Month	-17.24%	-17.24%	$8,276
1-Year	-26.29%	-26.29%	$7,371	-21.78%
3-Year	-41.63%	-16.43%	$5,837	-16.26%
Since Inception (12/7/11)	-40.00%	-12.04%	$6,000	-12.21%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

8 Semiannual Report

franklintempleton.com

FRANKLIN PELAGOS COMMODITIES STRATEGY FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Investing in physical commodities, either directly or through complex instruments such as commodity-linked total return swaps, commodity futures, commodity index futures and options on commodity futures and commodities index futures, presents unique risks, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships; weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; currency exchange rate fluctuations; and monetary and other governmental policies, action and inaction. Derivative instruments involve costs and can create leverage in the Fund’s portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses, which could be significant. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political, social and economic instability, risks which are heightened in less developed or emerging market countries. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R: Class R6: Advisor Class:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus.

Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 9/30/16, a fee waiver related to the management fee paid by a subsidiary, and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waivers, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Semiannual Report 9

FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

10 Semiannual Report

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 6/1/15	Value 11/30/15	Period* 6/1/15–11/30/15
A
Actual	$1,000	$825.80	$5.57
Hypothetical (5% return before expenses)	$1,000	$1,018.90	$6.16
C
Actual	$1,000	$822.70	$8.89
Hypothetical (5% return before expenses)	$1,000	$1,015.25	$9.82
R
Actual	$1,000	$825.40	$6.39
Hypothetical (5% return before expenses)	$1,000	$1,018.00	$7.06
R6
Actual	$1,000	$828.20	$3.66
Hypothetical (5% return before expenses)	$1,000	$1,021.00	$4.04
Advisor
Actual	$1,000	$827.60	$4.34
Hypothetical (5% return before expenses)	$1,000	$1,020.25	$4.80

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.22%;
C: 1.95%; R: 1.40%; R6: 0.80%; and Advisor: 0.95%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

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Semiannual Report 11

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Highlights
Franklin Pelagos Commodities Strategy Fund
	Six Months Ended
	November 30, 2015	Year Ended May 31,
	(unaudited)	2015	2014 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.12	$9.44	$8.88
Income from investment operations[b]:
Net investment income (loss)[c]	(0.05)	(0.09)	(0.08)
Net realized and unrealized gains (losses)	(1.19)	(2.23)	0.64
Total from investment operations	(1.24)	(2.32)	0.56
Netassetvalue,endofperiod	$5.88	$7.12	$9.44

Total return[d]	(17.42)%	(24.58)%	6.31%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction.	2.00%	2.05%	3.38%
Expenses net of waiver, payments by affiliates and expense reduction[f]	1.22%	1.25%	1.25%
Net investment income (loss)	(0.79)%	(0.94)%	(0.94)%

Supplemental data
Netassets,endofperiod(000’s)	$2,094	$2,080	$601
Portfolio turnover rate	—%	62.10%	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

12 Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Pelagos Commodities Strategy Fund (continued)
	Six Months Ended
	November 30, 2015	Year Ended May 31,
	(unaudited)	2015	2014 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.05	$9.41	$8.88
Income from investment operations[b]:
Net investment income (loss)[c]	(0.13)	(0.15)	(0.09)
Net realized and unrealized gains (losses)	(1.12)	(2.21)	0.62
Total from investment operations	(1.25)	(2.36)	0.53
Netassetvalue,endofperiod	$5.80	$7.05	$9.41

Total return[d]	(17.73)%	(25.08)%	5.97%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction.	2.73%	2.75%	4.08%
Expenses net of waiver, payments by affiliates and expense reduction[f]	1.95%	1.95%	1.95%
Net investment income (loss)	(1.52)%	(1.64)%	(1.64)%

Supplemental data
Netassets,endofperiod(000’s)	$388	$377	$60
Portfolio turnover rate	—%	62.10%	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report 13

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Pelagos Commodities Strategy Fund (continued)
	Six Months Ended
	November 30, 2015	Year Ended May 31,
	(unaudited)	2015	2014 [a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.10	$9.44	$8.88
Income from investment operations[b]:
Net investment income (loss)[c]	(0.02)	(0.10)	(0.06)
Net realized and unrealized gains (losses)	(1.22)	(2.24)	0.62
Total from investment operations	(1.24)	(2.34)	0.56
Netassetvalue,endofperiod	$5.86	$7.10	$9.44

Total return[d]	(17.46)%	(24.79)%	6.31%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction.	2.18%	2.27%	3.58%
Expenses net of waiver, payments by affiliates and expense reduction[f]	1.40%	1.47%	1.45%
Net investment income (loss)	(0.97)%	(1.16)%	(1.14)%

Supplemental data
Netassets,endofperiod(000’s)	$4	$4	$5
Portfolio turnover rate	—%	62.10%	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

14 Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Pelagos Commodities Strategy Fund (continued)
	Six Months Ended
	November 30, 2015	Year Ended May 31,
	(unaudited)	2015	2014 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.16	$9.46	$8.88
Income from investment operations[b]:
Net investment income (loss)[c]	(0.01)	(0.04)	(0.03)
Net realized and unrealized gains (losses)	(1.22)	(2.26)	0.61
Total from investment operations	(1.23)	(2.30)	0.58
Netassetvalue,endofperiod	$5.93	$7.16	$9.46

Total return[d]	(17.18)%	(24.31)%	6.53%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction.	1.19%	1.53%	1.58%
Expenses net of waiver, payments by affiliates and expense reduction[f]	0.80%	0.86%	0.86%
Net investment income (loss)	(0.37)%	(0.55)%	(0.55)%

Supplemental data
Netassets,endofperiod(000’s)	$116,718	$53,068	$67,732
Portfolio turnover rate	—%	62.10%	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report 15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Pelagos Commodities Strategy Fund (continued)
	Six Months Ended
	November 30, 2015		Year Ended May 31,
	(unaudited)	2015	2014	2013	2012 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.25	$9.58	$9.43	$9.15	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.09)	(0.07)	(0.05)	(0.08)	(0.05)
Net realized and unrealized gains (losses)	(1.16)	(2.26)	0.20	0.36	(0.80)
Total from investment operations	(1.25)	(2.33)	0.15	0.28	(0.85)
Less distributions from net investment income	—	—	—	(—)[d]	—
Netassetvalue,endofperiod	$6.00	$7.25	$9.58	$9.43	$9.15

Total return[e]	(17.24)%	(24.32)%	1.59%	3.06%	(8.50)%

Ratios to average net assets[f]
Expenses before waiver, payments by affiliates and expense
reduction	1.73%	1.75%	1.88%	1.14%	5.08%
Expenses net of waiver, payments by affiliates and expense
reduction	0.95%[g]	0.95%[g]	1.04%[g]	1.10%	1.10%
Net investment income (loss)	(0.52)%	(0.64)%	(0.70)%	(0.76)%	(1.07)%

Supplemental data
Netassets,endofperiod(000’s)	$356	$248	$126	$107,853	$14,374
Portfolio turnover rate	—%	62.10%	34.28%	21.47%	—%[h]

aFor the period December 7, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.
hFor the period there were no purchases or sales of investments (other than short term securities).

16 Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, November 30, 2015 (unaudited)

Franklin Pelagos Commodities Strategy Fund
	Principal
	Amount	Value
U.S. Government and Agency Securities 43.4%
FFCB, 0.89%, 10/23/17	$18,000,000	$18,000,972
U.S. Treasury Note,
0.25%, 2/29/16	11,000,000	11,001,078
0.75%, 10/31/17	23,000,000	22,924,078
Total U.S. Government and Agency Securities (Cost $52,043,525)		51,926,128

Short Term Investments 61.1%
U.S. Government and Agency Securities 58.7%
[a,b]FHLB, 12/01/15	2,900,000	2,900,000
[a]U.S. Treasury Bill,
2/04/16	850,000	849,816
[b,c]3/03/16	7,000,000	6,996,150
[b,c]6/23/16	7,150,000	7,134,577
7/21/16	16,300,000	16,255,419
[b]10/13/16	36,200,000	36,074,549
Total U.S. Government and Agency Securities (Cost $70,283,975)		70,210,511
Total Investments before Money Market Funds
(Cost $122,327,500)		122,136,639

	Shares
Money Market Funds (Cost $2,845,936) 2.4%
[d,e]Institutional Fiduciary Trust Money Market Portfolio	2,845,936	2,845,936
Total Investments (Cost $125,173,436) 104.5%		124,982,575
[f]Other Assets, less Liabilities (4.5)%		(5,421,914)
Net Assets 100.0%		$119,560,661

aThe security is traded on a discount basis with no stated coupon rate.
bA portion or all of the security is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 1c.
cA portion or all of the security has been segregated as collateral for open swap and futures contracts. At November 30, 2015, the aggregate value of these securities and/or cash pledged amounted to $6,332,992, representing 5.30% of net assets.
dNon-income producing.
eSee Note 3f regarding investments in affiliated management investment companies.
fIncludes unrealized appreciation/depreciation on open commodity futures and swap contracts, as well as other assets and liabilities.

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Semiannual Report 17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

At November 30, 2015, the Fund had the following futures contracts outstanding. See Note 1(b).

Futures Contractsa

		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Commodity Contracts
Gold 100 Ounce	Long	130	$13,848,900	2/25/16	$—	$(119,751)
WTICrudeOil	Long	216	8,996,400	12/21/15	—	(1,213,911)
Total Futures Contracts			$22,845,300		$—	$(1,333,662)
Net unrealized appreciation (depreciation)						$(1,333,662)

At November 30, 2015, the Fund had the following commodity-linked total return swap contracts outstanding. See Note 1(b).

Commodity-Linked Total Return Swap Contracts[a]
	Pays		Notional	Expiration	Unrealized	Unrealized
Underlying Instruments	Fixed Rate	Counterparty	Value	Date	Appreciation	Depreciation
OTC Swap Contract
Long
FP Custom Master Index[b]	0.22%	MSCS	$95,158,503	12/01/15	$ —	$(5,741,497)
Net unrealized appreciation (depreciation)						$(5,741,497)

aA portion or all of the contract is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 1c.
bRepresents a custom index comprised of a basket of underlying instruments. Additional information regarding the custom basket’s underlying instruments and their respective values and fees are as follows:

		Unrealized	Unrealized
Description	Notional Value[c]	Appreciation	Depreciation
Bloomberg Commodity Coffee Subindex	$3,045,072	$—	$(126,705)
Bloomberg Commodity Copper Subindex	5,519,193	—	(703,366)
Bloomberg Commodity Gold Subindex	8,183,631	—	(586,121)
Bloomberg Commodity Kansas Wheat Subindex	5,899,827	—	(454,105)
Bloomberg Commodity Lean Hogs Subindex	5,804,669	—	(473,609)
Bloomberg Commodity Natural Gas Subindex 3 Month Forward	9,896,484	—	(479,657)
Bloomberg Commodity Silver Subindex.	5,328,876	—	(554,120)
Bloomberg Commodity Soybean Meal Subindex	6,280,461	—	(392,325)
Bloomberg Commodity Soybean Oil Subindex	6,375,620	212,078	—
Bloomberg Commodity Sugar Subindex	6,280,461	186,796	—
Bloomberg Commodity Unleaded Gasoline Subindex 3 Month Forward	18,460,749	—	(989,365)
Bloomberg Commodity Wheat Subindex	8,564,265	—	(862,449)
Bloomberg Commodity Zinc Subindex.	5,519,193	—	(518,549)
Totalcustomindex	$95,158,501	$398,874	$(6,140,371)
Net unrealized appreciation (depreciation)			$(5,741,497)

cNotional value represents the fair value of each underlying instrument (including the financing rate fee which is calculated based on thecustom swap contract’s original notional value of $100,900,000, allocated to each underlying instrument on a pro-rata basis).

18 Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities
November 30, 2015 (unaudited)

Franklin Pelagos Commodities Strategy Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$122,327,500
Cost - Non-controlled affiliates (Note 3f)	2,845,936
Total cost of investments	$125,173,436
Value - Unaffiliated issuers	$122,136,639
Value - Non-controlled affiliates (Note 3f)	2,845,936
Total value of investments	124,982,575
Cash	226,101
Receivables:
Capital shares sold	47,044
Interest.	37,557
Affiliates	10,391
Variation margin	86,737
Other assets	6
Total assets	125,390,411
Liabilities:
Payables:
Capital shares redeemed	10,222
Management fees	51,775
Distribution fees	754
Trustees’ fees and expenses	2,681
Unrealized depreciation on OTC swap contracts	5,741,497
Accrued expenses and other liabilities	22,821
Total liabilities	5,829,750
Net assets, at value	$119,560,661
Net assets consist of:
Paid-incapital	$134,985,366
Accumulated net investment loss	(243,253)
Net unrealized appreciation (depreciation)	(7,266,020)
Accumulated net realized gain (loss)	(7,915,432)
Net assets, at value	$119,560,661

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities (continued) November 30, 2015 (unaudited)

Franklin Pelagos Commodities Strategy Fund

Class A:
Netassets,atvalue	$2,093,509
Shares outstanding	355,760
Net asset value per share[a]	$5.88
Maximum offering price per share (net asset value per share ÷ 94.25%)	$6.24
Class C:
Netassets,atvalue	$388,381
Shares outstanding	66,964
Net asset value and maximum offering price per share[a]	$5.80
Class R:
Netassets,atvalue	$4,017
Shares outstanding	686
Net asset value and maximum offering price per share	$5.86
Class R6:
Netassets,atvalue	$116,718,485
Shares outstanding	19,694,725
Net asset value and maximum offering price per share	$5.93
Advisor Class:
Netassets,atvalue	$356,269
Shares outstanding	59,421
Net asset value and maximum offering price per share	$6.00

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

20 Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations
for the six months ended November 30, 2015 (unaudited)

Franklin Pelagos Commodities Strategy Fund

Investment income:
Interest	$157,804
Expenses:
Management fees (Note 3a)	313,322
Distribution fees: (Note 3c)
ClassA	2,694
ClassC	2,017
ClassR	8
Transfer agent fees: (Note 3e)
ClassA	5,472
ClassC	1,098
ClassR	10
ClassR6	35
AdvisorClass	840
Custodian fees (Note 4)	300
Reports to shareholders	8,271
Registration and filing fees	38,938
Professional fees	48,765
Trustees’ fees and expenses	29,220
Other	2,795
Total expenses	453,785
Expense reductions (Note 4)	(45)
Expenses waived/paid by affiliates (Note 3f and 3g)	(150,991)
Net expenses	302,749
Net investment income (loss)	(144,945)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(118,264)
Written options	11,592
Futurescontracts	(2,354,001)
Swap contracts.	(5,266,377)
Net realized gain (loss)	(7,727,050)
Net change in unrealized appreciation (depreciation) on:
Investments	(30,739)
Futurescontracts	(1,329,078)
Swap contracts.	(6,355,190)
Net change in unrealized appreciation (depreciation)	(7,715,007)
Net realized and unrealized gain (loss)	(15,442,057)
Net increase (decrease) in net assets resulting from operations	$(15,587,002)

franklintempleton.com The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report 21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Changes in Net Assets

Franklin Pelagos Commodities Strategy Fund

	Six Months Ended
	November 30, 2015	Year Ended
	(unaudited)	May 31, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(144,945)	$(347,647)
Netrealizedgain(loss)	(7,727,050)	(17,829,683)
Net change in unrealized appreciation (depreciation)	(7,715,007)	902,653
Net increase (decrease) in net assets resulting from operations.	(15,587,002)	(17,274,677)
Capital share transactions: (Note 2)
Class A.	399,782	1,790,679
Class C	89,493	355,889
Class R	724	—
Class R6.	78,714,500	2,216,679
Advisor Class	166,897	163,257
Total capital share transactions	79,371,396	4,526,504
Net increase (decrease) in net assets	63,784,394	(12,748,173)
Net assets:
Beginning of period	55,776,267	68,524,440
Endof period	$119,560,661	$55,776,267
Accumulated net investment loss included in net assets:
End of period	$(243,253)	$(98,308)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Financial Statements (unaudited)

Franklin Pelagos Commodities Strategy Fund

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Pelagos Commodities Strategy Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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Semiannual Report 23

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

b. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counter-parties. The Fund attempts to reduce its exposure to counter-party credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the coun-terparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counter-party to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the coun-terparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to gain exposure to commodity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities.

The Fund entered into OTC commodity-linked total return swap contracts primarily to gain exposure to commodity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to commodity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Notes 6 and 7 regarding investment transactions and other derivative information, respectively.

c. Investments in FPC Holdings Corp. (FP Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the FP Subsidiary. The FP Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At November 30, 2015, the FP Subsidiary’s investments, as well as any other assets and liabilities of the FP Subsidiary are reflected in the Fund’s Consolidated Statement of Investments and Consolidated Statement of Assets and Liabilities. The financial statements have been consolidated and include the accounts of the Fund and the FP Subsidiary. All intercompany transactions and balances have been eliminated. At November 30, 2015, the net assets of the FP Subsidiary were $24,532,373, representing 20.52% of the Fund’s consolidated net assets. The Fund’s investment in the FP Subsidiary is limited to 25% of consolidated assets.

d. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s consolidated financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on

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Semiannual Report 25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

g. Guarantees and Indemnifications (continued)

behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At November 30, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	November 30, 2015		May 31, 2015
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	128,403	$820,572	320,203	$2,539,217
Shares redeemed.	(64,599)	(420,790)	(91,847)	(748,538)
Net increase (decrease)	63,804	$399,782	228,356	$1,790,679
Class C Shares:
Shares sold	21,135	$136,056	50,914	$386,347
Shares redeemed.	(7,636)	(46,563)	(3,870)	(30,458)
Net increase (decrease)	13,499	$89,493	47,044	$355,889
Class R Shares:
Shares sold	123	$724	—	$—
Class R6 Shares:
Shares sold	12,287,288	$78,742,500	394,647	$3,320,920
Shares redeemed.	(4,045)	(28,000)	(145,850)	(1,104,241)
Net increase (decrease)	12,283,243	$78,714,500	248,797	$2,216,679
Advisor Class Shares:
Shares sold	29,410	$195,821	34,562	$277,151
Shares redeemed.	(4,183)	(28,924)	(13,531)	(113,894)
Net increase (decrease)	25,227	$166,897	21,031	$163,257

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Alternative Strategies Advisers, LLC (FASA)
(formerly Pelagos Capital Management, LLC)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

a. Management Fees

The Fund and FP Subsidiary pay an investment management fee to FASA of 0.85% per year of the average daily net assets of the Fund and FP Subsidiary. Management fees paid by the Fund are reduced on assets invested in the FP Subsidiary, in an amount not to exceed the management fees paid by the FP Subsidiary.

b. Administrative Fees

Under an agreement with FASA, FT Services provides administrative services to the Fund and FP Subsidiary. The fee is paid by FASA based on the Fund and FP Subsidiary average daily net assets, and is not an additional expense of the Fund or FP Subsidiary.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

Effective August 1, 2015, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$2,536
CDSC retained	$75

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2015, the Fund paid transfer agent fees of $7,455, of which $3,877 was retained by Investor Services.

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Semiannual Report 27

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

3.	Transactions with Affiliates (continued)
f.	Investments in Affiliated Management Investment Companies

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to June 1, 2013, the waiver was accounted for as a reduction to management fees.

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio	787,280	45,344,790	(43,286,134)	2,845,936	$2,845,936	$ —	$ —	0.01%

FASA has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses) for each class of the Fund do not exceed 0.95%, and Class R6 does not exceed 0.73% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until Sep-tember 30, 2016. Prior to October 1, 2015, expenses for Class R6 were limited to 0.86%.

h. Other Affiliated Transactions

At November 30, 2015, the shares of the Fund were owned by the following entities:

		Percentage of
	Shares	Outstanding Shares
Franklin Moderate Allocation Fund	8,074,252	40.02%[a]
Franklin Conservative Allocation Fund	5,291,099	26.22%
Franklin Growth Allocation Fund	4,504,698	22.33%
Franklin LifeSmart 2025 Retirement Target Fund	414,644	2.05%
Franklin LifeSmart 2035 Retirement Target Fund	328,621	1.63%
Franklin LifeSmart 2015 Retirement Target Fund	258,301	1.28%
Franklin Multi-Asset Real Return Fund	255,399	1.27%
Franklin LifeSmart 2045 Retirement Target Fund	218,352	1.08%
Franklin LifeSmart 2020 Retirement Target Fund	115,351	0.57%
Franklin LifeSmart 2030 Retirement Target Fund	102,100	0.51%
Franklin LifeSmart 2040 Retirement Target Fund	71,199	0.35%
Franklin LifeSmart 2050 Retirement Target Fund	54,038	0.27%
Franklin LifeSmart 2055 Retirement Target Fund	6,672	0.03%
Franklin Resources, Inc	563	-%[b]
	19,695,289	97.61%

[a]Investment activities of this investment company could have a material impact on the Fund.
[b]Rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2015, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2015, the Fund had long-term capital loss carryforwards of $188,382.

For tax purposes, the Fund may elect to defer any portion of a late-year ordinary loss to the first day of the following fiscal year. At May 31, 2015, the Fund deferred late-year ordinary losses of $34,354.

At November 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$125,165,499

Unrealizedappreciation	$45,211,024
Unrealized depreciation	(45,393,948)
Net unrealized appreciation (depreciation)	$(182,924)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums, investments in the FP Subsidiary and non-deductible expenses.

6. Investment Transactions

Purchases of investments (excluding short term securities) for the period ended November 30, 2015, totaled $23,047,617. There were no sales of investments (other than short term securities).

Transactions in options written during the period ended November 30, 2015, were as follows:

Number of
	Contracts	Premiums
Options outstanding at May 31, 2015.	—	$—
Options written	105	11,592
Optionsexpired.	(105)	(11,592)
Optionsexercised	—	—
Optionsclosed	—	—
Options outstanding at November 30, 2015	—	$—

See Notes 1(b) and 7 regarding derivative financial instruments and other derivative information, respectively.

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Semiannual Report 29

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

7. Other Derivative Information

At November 30, 2015, the Fund’s investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts
Not Accounted for as	Consolidated Statement of		Consolidated Statement of
Hedging Instruments	Assets and Liabilities Location	Fair Value	Assets and Liabilities Location	Fair Value
Commodity contracts	Variationmargin	$—	Variation margin	$1,333,662	[a]
	Unrealized appreciation on OTC	—	Unrealized depreciation on OTC	5,741,497
	swap contracts		swap contracts
Totals		$—		$7,075,159

aThis amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Consolidated Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended November 30, 2015, the effect of derivative contracts in the Fund’s Consolidated Statement of Operations was as follows:

				Net Change in
		Net Realized		Unrealized
Derivative Contacts	Consolidated	Gain (Loss)	Consolidated	Appreciation
Not Accounted for as	Statement of	for the	Statement of	(Depreciation)
Hedging Instruments	Operations Locations	Period	Operations Locations	for the Period
	Net realized gain (loss) from:		Net change in unrealized
			appreciation (depreciation) on:
Commodity contracts.	Investments	$(117,839)	Investments	$74,559 [a]
	Written options	11,592
	Futures contracts	(2,354,001)	Futures contracts	(1,329,078)
	Swap contracts	(5,266,377)	Swap contracts	(6,355,190)
Totals		$(7,726,625)		$(7,609,709)

aPurchased option contracts are included in net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations.

For the period ended November 30, 2015, the average month end fair value of derivatives represented 2.21% of average month end net assets. The average month end number of open derivative contracts for the period was 4.

At November 30, 2015, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of
	Assets and Liabilities Presented
	in the Consolidated Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Swapcontracts	$ —	$5,741,497

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

At November 30, 2015, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

Amounts Not Offset in the
Consolidated Statement of Assets and Liabilities
Gross and
	Net Amounts of	Financial	Financial
	Assets Presented in the	Instruments	Instruments	Cash	Net Amount
	Consolidated Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Received	Received	than zero)

Counterparty
MSCS	$—	$ —	$—	$ —	$—

At November 30, 2015, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

Amounts Not Offset in the
Consolidated Statement of Assets and Liabilities
Gross and
	Net Amounts of	Financial	Financial
	Liabilities Presented in	Instruments	Instruments	Cash	Net Amount
	the Consolidated Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Pledged[a]	Pledged	than zero)

Counterparty
MSCS	$5,741,497	$ —	$(4,668,907)	$ —	$1,072,590

aSee the accompanying Consolidated Statement of Investments for securities pledged as collateral for derivatives.

See Notes 1(b) and 6 regarding derivative financial instruments and investment transactions, respectively.

See Abbreviations on page 32.

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended November 30, 2015, the Fund did not use the Global Credit Facility.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

9.	Fair Value Measurements (continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, pre- payment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The	input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities.	$—	$51,926,128	$—	$51,926,128
Short Term Investments	70,156,447	2,900,000	—	73,056,447
Total Investments in Securities	$70,156,447	$54,826,128	$—	$124,982,575

Liabilities:
Other Financial Instruments
Futures Contracts	$1,333,662	$—	$—	$1,333,662
Swap Contracts	—	5,741,497	—	5,741,497
Total Other Financial Instruments	$1,333,662	$5,741,497	$—	$7,075,159

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Counterparty	Selected Portfolio
MSCS Morgan Stanley Capital Services, LLC	FFCB	Federal Farm Credit Bank
	FHLB	Federal Home Loan Bank

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Wash-ington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
November 30, 2015

Franklin K2 Long Short Credit Fund

A SERIES OF FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents
Semiannual Report
Franklin K2 Long Short Credit Fund	3
Performance Summary	7
Your Fund’s Expenses	10
Financial Highlights and Statement of Investments	12
Financial Statements	22
Notes to Financial Statements	26
Shareholder Information	36

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Franklin K2 Long Short Credit Fund

We are pleased to bring you Franklin K2 Long Short Credit Fund’s semiannual report for the period since the Fund’s inception on September 8, 2015, through November 30, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks total return through a combination of current income, capital preservation and capital appreciation. The Fund seeks to achieve its investment goal by allocating its assets across multiple non-traditional or “alternative” strategies, including but not limited to credit long short, structured credit and emerging market credit. The Fund is structured as a multi-manager fund, meaning the Fund’s assets are managed by multiple investment advisors (subadvisors), while the Fund’s investment manager has overall responsibility for the Fund’s investments.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in credit-related investments. The Fund invests in a wide range of securities and other investments including, but not limited to: corporate bonds, mortgage-backed securities and asset-backed securities, U.S. government and agency securities, collateralized debt and loan obligations, foreign government and supranational debt securities, loans and loan participations and derivatives with similar economic characteristics. The Fund may also invest in mortgage dollar rolls, repurchase agreements, reverse repurchase agreements, mortgage real estate investment trusts (REITs) and other similar transactions.

Performance Overview

The Fund’s Class A shares posted a +0.80% cumulative total return for the period since the Fund’s inception on September 8, 2015, through November 30, 2015. For comparison, the Fund’s primary benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which is an index of short-term U.S. government securities with a remaining term to final maturity of less than three months, produced a +0.01% total return for the same period.1 Also for comparison, the Fund’s secondary benchmark, the HFRX Fixed Income-Credit Index, which measures performance of strategies with exposure to credit across a broad continuum of credit substrategies, had a -4.68% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Portfolio Breakdown
11/30/15
% of Total
Net Assets
Long Positions	77.1%
Short Positions	-7.0%
Short-Term Investments	2.2%
Other Assets, less Liabilities	27.7%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The global economy moderated during the period under review. As measured by the MSCI World Index, stocks in global developed markets rose overall during the period despite worries about China’s slowing economy and tumbling stock market, declining commodity prices, and ongoing uncertainty over the U.S. Federal Reserve’s (Fed’s) timing for raising interest rates. Certain global central banks sought to boost their respective economies with additional monetary easing and the Fed kept the federal funds target rate unchanged. For the reporting period, oil prices declined sharply largely due to increased global supply and reduced global demand. Other commodity prices also fell. The U.S. dollar appreciated against most currencies during the period, which reduced returns of many foreign assets in U.S. dollar terms.

U.S. economic growth in the third quarter was less robust than in the second quarter as exports slowed, and state and local governments reduced their spending. Although global financial markets anticipated a Fed interest rate increase, the Fed kept interest rates unchanged. It said it expected moderate economic expansion but would monitor developments domestically and abroad. The Fed’s October meeting minutes indicated most members acknowledged the possibility of an interest rate increase at their next meeting in December.

1. Source: Morningstar.
2. Source: FactSet. Hedge Fund Research, Inc. – www.hedgefundresearch.com. The HFRX Fixed Income-Credit Index is being used under license from Hedge Fund
Research, Inc., which does not endorse or approve of any of the contents of this report.
The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 17.

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FRANKLIN K2 LONG SHORT CREDIT FUND

Outside the U.S., the U.K. economy’s growth slowed in the third quarter following slight second-quarter growth spurred by the service sector. Weak construction and manufacturing results hampered third-quarter expansion. In the eurozone, despite investor concerns about China’s moderating economy and geopolitical tensions between Russia and Turkey, the region generally benefited during the period from lower oil prices, a weaker euro that supported exports, the European Central Bank’s (ECB’s) accommodative policy, an improved 2015 eurozone growth forecast and expectations of further ECB stimulus.

After a decline in the second quarter of 2015, Japan’s economy expanded in the third quarter as capital expenditures improved. The Bank of Japan took several actions during the reporting period, including maintaining its monetary policy, lowering its economic growth and inflation forecasts and increasing its purchases of longer term debt.

In emerging markets, economic growth generally moderated. In October, emerging market equities gained after China expanded its monetary and fiscal stimulus to support its economy, though they retreated in November amid other concerns. In Brazil, falling prices for energy and other commodities coincided with an economic recession, rising unemployment and political uncertainty, leading to equity weakness and currency depreciation. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose slightly for the period. Central bank actions varied across emerging markets during the period under review, as some banks raised interest rates in response to rising inflation and weakening currencies, while others lowered interest rates to promote economic growth.

Investment Strategy

We manage the Fund using a multi-manager approach. While we are responsible for the Fund’s overall investments, we allocate assets to multiple subadvisors, each of whom independently manages a separate portion of the Fund’s portfolio in accordance with some or all of the following strategies: credit long short, structured credit and emerging market credit. We allocate the Fund’s assets among these strategies utilizing a top-down approach, generating the Fund’s strategy weightings by taking into account market conditions, risk factors, diversification, liquidity, transparency, and availability of various subadvisors and other investment options, among other things.

Credit long short strategies seek to isolate issuer-specific exposure, while limiting general market risks, by taking long and/or short positions in debt securities and other related instruments. Structured credit strategies aim to profit from trading in interest-rate sensitive securities such as residential and commer-

cial mortgage-backed securities including agency residential mortgage-backed securities, REITS, credit default swaps on various indexes, collateralized loan obligations and asset-backed securities. Emerging market credit strategies invest in corporate and/or sovereign securities in emerging market countries with a focus on fixed income.

The Fund may take long and/or short positions in a wide range of asset classes, including credit, fixed income and currencies, among others. The Fund may gain long or short exposure to select instruments by utilizing derivatives, engaging in short sales or entering into a series of purchase and sale contracts or repurchase agreements. Long positions benefit from an increase in the price of the underlying instrument, while short positions benefit from a decrease in that price. The Fund may also use derivatives for hedging and nonhedging (investment) purposes. Such derivative investments may include currency forward contracts; futures contracts; put and call options on currencies, securities and indexes; and swaps. The Fund may engage in active and frequent trading as part of its investment strategies.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

What is an option?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely, the seller (“writer”) of an option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

What are swap agreements?

Swap agreements, such as interest rate, currency and credit default swaps, are contracts between the Fund and another party (the swap counterparty). In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates.

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FRANKLIN K2 LONG SHORT CREDIT FUND

Subadvisors
11/30/15

Credit Long Short

Apollo Credit Management LLC
Chatham Asset Management, LLC

Structured Credit

Candlewood Investment Group, L.P. Ellington Global Asset Management, L.L.C.

Manager’s Discussion

The Fund’s four active managers for the period from inception on September 8, 2015, through November 30, 2015, were Apollo Credit Management, Candlewood Investment Group, Chatham Asset Management and Ellington Global Asset Management.

Three of the four active managers contributed to positive performance for the period. The two managers in the structured credit space, Candlewood and Ellington, provided positive results. In the long short sector, Apollo delivered positive performance, while Chatham detracted from absolute returns.

The two structured credit managers were in the process of ramping up exposures during the review period. Given that these managers were establishing positions and the abbreviated period since inception, attribution contributors and detractors tended to be muted. For Ellington, non-agency residential mortgage-backed securities significantly benefited returns. The price mark-up of a non-agency residential mortgage-backed security position in November particularly aided returns. Conversely, a short position initiated later in the period in the high yield index that served as a portfolio hedge declined as the asset class rallied during the period. For Candlewood, overall residential and commercial mortgage-backed and asset-backed securities lifted results for the period.

Among long short managers, Apollo’s long positions added to performance and more than offset losses in short positions. Investments in consumer cyclicals, communications and basic materials provided gains in the review period. A major individual contributor was a short position in a metals engineering and manufacturing company, as the firm’s bonds price declined after news that the company was splitting its upstream and downstream businesses. The debt will be assigned to the upstream business, which is more leveraged. A large detractor from results was a long position in a bond issued by a private equity firm.

Chatham’s performance suffered for the review period, with long and short exposures detracting from absolute returns. Long positions in the energy and communications sectors were the primary detractors, with gains coming from high yield hedges, and the consumer non-cyclicals and financials sectors. A notable individual detractor was the manager’s equity market index short, used as a hedge for the overall portfolio. Also detracting were bonds of a high-end clothing retailer, which suffered after the company retracted its initial public offering and a broad sell-off in the retail sector. Contributors included the manager’s high yield index hedge, as well as a short position on a pharmaceutical firm’s bonds amid increasing investor skepticism around the sector and the company specifically.

At period-end, Chatham cited increased market volatility as providing an opportunity set in the long short sector. Apollo was exploring certain short positions in international markets and equity sectors. In structured credit, Candlewood and Elling-ton were progressing toward full investment.

Top Five Long Positions
11/30/15
Company	% of Total
Sector/Industry	Net Assets
EQTY 2014-INNS Mortgage Trust	4.7%
Commercial Mortgage-Backed Securities
Cornerstone CLO Ltd., 2007-C Trust	4.6%
Diversified Financial Services
IndyMac Index Mortgage Loan 2005-AR18 Trust	4.6%
Diversified Financial Services
Banc of America Funding 2006-G Trust	4.3%
Diversified Financial Services
Credit Suisse Mortgage Securities Corp., Trust 2015	4.0%
Diversified Financial Services

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FRANKLIN K2 LONG SHORT CREDIT FUND

Thank you for your participation in Franklin K2 Long Short Credit Fund. We look forward to continuing to serve your investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

David C. Saunders has been involved in the investment and trading of financial instruments since 1983. He has worked at Tucker Anthony & R.L. Day as an equity trader; First Boston Corp. as vice president on the equity block trading desk; WaterStreet Capital, a hedge fund, as head trader; Tiger Management, as head trader; WorldSec Securities as president and ABN Amro Inc. as a senior managing director. He co-founded K2 Advisors in 1994.

Jeff Schmidt joined K2 in July 2013 and is managing director of portfolio construction. Prior to joining K2, Mr. Schmidt was the head of client solutions, North America for InfraHedge Limited, a subsidiary of State Street Corporation. Other previous positions held include senior vice president and head of business development for WR Platform Advisors, LP; director of Merrill Lynch’s hedge fund development and management group; and managing director and chief operations officer of Marathon Capital Growth Partners, LLC.

Robert Christian is a senior managing director and head of research for K2 Advisors, which he joined in 2010.

Mr. Christian worked at Graham Capital Management, L.P., from 1998 to 2003 as a portfolio manager and researcher of quantitative-based trading strategies. At Julius Baer Investment Management from 2003 to 2005, he was the head of Macro Strategies. From 2005 to 2010, he worked at FRM Americas LLC where he was the global head of directional trading strategies and portfolio advisor to numerous funds.

Charmaine Chin is a managing director at K2, which she joined in March 2008. She heads K2’s credit and event driven manager research and leads the evaluation and selection of hedge fund managers in these strategies. She also oversees manager selection and monitoring for K2’s Asian hedge fund exposure. Before joining K2 Advisors, Ms. Chin worked at Goldman, Sachs & Co. in the special situations group and in the financial institutions group.

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Performance Summary as of November 30, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value

Share Class (Symbol)	11/30/15	9/8/15	Change
A (FKLSX)	$10.08	$10.00	+$0.08
C (FKLCX)	$10.06	$10.00	+$0.06
R (FKLRX)	$10.07	$10.00	+$0.07
R6 (FKLQX)	$10.09	$10.00	+$0.09
Advisor (FKLZX)	$10.09	$10.00	+$0.09

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FRANKLIN K2 LONG SHORT CREDIT FUND
PERFORMANCE SUMMARY

Performance as of 11/30/151

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

				Average Annual	Total Annual Operating Expenses[6]
	Cumulative	Average Annual	Value of $10,000	Total Return
Share Class	Total Return[2]	Total Return[3]	Investment[4]	(12/31/15)[5]	(with waiver)	(without waiver)

A					2.72%	3.80%
Since Inception (9/8/15)	+0.80%	-5.00%	$9,500	-5.42%

C					3.47%	4.55%
Since Inception (9/8/15)	+0.60%	-0.40%	$9,960	-0.92%

R					2.97%	4.05%
Since Inception (9/8/15)	+0.70%	+0.70%	$10,070	+0.15%

R6					2.41%	3.49%
Since Inception (9/8/15)	+0.90%	+0.90%	$10,090	+0.37%

Advisor					2.47%	3.55%
Since Inception (9/8/15)	+0.90%	+0.90%	$10,090	+0.45%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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FRANKLIN K2 LONG SHORT CREDIT FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s performance depends on the manager’s skill in selecting, overseeing, and allocating Fund assets to the subadvisors. The Fund is actively managed and could experience losses if the manager’s and subadvisors’ judgment about particular Fund portfolio investments prove to be incorrect. Some subadvisors may have little or no experience managing the assets of a registered investment company. Bond prices generally move in the opposite direction of interest rates. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Lower rated or high yield debt securities (junk bonds) involve greater credit risk, including the possibility of default or bankruptcy. Liquidity risk exists when securities become more difficult to sell, or are unable to be sold, at the price at which they’ve been valued. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R: Class R6: Advisor Class:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus.

Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 9/30/16. The transfer agent has contractually agreed to waive or limit its transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.01% until 9/30/16. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN K2 LONG SHORT CREDIT FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”

If Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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YOUR FUND’S EXPENSES

			Expenses Paid
	Beginning		During Period*
	Account Value		Actual 9/8/15–11/30/15
	Actual 9/8/15	Ending Account	Hypothetical
Share Class	Hypothetical 6/1/15	Value 11/30/15	6/1/15–11/30/15
A
Actual	$1,000	$1,008.00	$6.01
Hypothetical (5% return before expenses)	$1,000	$1,011.80	$13.28
C
Actual	$1,000	$1,006.00	$5.41
Hypothetical (5% return before expenses)	$1,000	$1,013.10	$11.98
R
Actual	$1,000	$1,007.00	$5.39
Hypothetical (5% return before expenses)	$1,000	$1,013.15	$11.93
R6
Actual	$1,000	$1,009.00	$5.40
Hypothetical (5% return before expenses)	$1,000	$1,012.85	$11.93
Advisor
Actual	$1,000	$1,009.00	$5.54
Hypothetical (5% return before expenses)	$1,000	$1,012.85	$12.23

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 2.64%;
C: 2.38%; R: 2.37%; R6: 2.37% and Advisor: 2.43%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period for Hypothetical expenses. For Actual expenses, the multiplier is 83/366 to reflect the number of days since inception.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Financial Highlights
Franklin K2 Long Short Credit Fund
Period Ended
November 30, 2015[a]
(unaudited)
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c]	0.04
Net realized and unrealized gains (losses)	0.04
Total from investment operations	0.08
Net asset value, end of period	$10.08

Total return[d]	0.80%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates[f,g]	3.57%
Expenses net of waiver and payments by affiliates[f]	2.64%
Expenses incurred in connection with securities sold short	0.48%
Net investment income	1.42%

Supplemental data
Net assets, end of period (000’s)	$27,753
Portfolio turnover rate	209.62%

aFor the period September 8, 2015 (commencement of operations) to November 30, 2015.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods pre-
sented. See Note 1(e).
gRatios are adjusted to exclude the effects of annualization for non-recurring expenses.

12 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
FINANCIAL H IGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)
Period Ended
November 30, 2015[a]
(unaudited)
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c]	0.01
Net realized and unrealized gains (losses)	0.05
Total from investment operations	0.06
Net asset value, end of period	$10.06

Total return[d]	0.60%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates[f,g]	3.31%
Expenses net of waiver and payments by affiliatesf,	2.38%
Expenses incurred in connection with securities sold short	0.48%
Net investment income	1.68%

Supplemental data
Net assets, end of period (000’s)	$14
Portfolio turnover rate	209.62%

aFor the period September 8, 2015 (commencement of operations) to November 30, 2015.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods pre-
sented. See Note 1(e).
gRatios are adjusted to exclude the effects of annualization for non-recurring expenses.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL H IGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)
Period Ended
November 30, 2015[a]
(unaudited)
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c]	0.01
Net realized and unrealized gains (losses)	0.06
Total from investment operations	0.07
Net asset value, end of period	$10.07

Total return[d]	0.70%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates[f,g]	3.30%
Expenses net of waiver and payments by affiliates[f]	2.37%
Expenses incurred in connection with securities sold short	0.48%
Net investment income	1.69%

Supplemental data
Net assets, end of period (000’s)	$12
Portfolio turnover rate	209.62%

aFor the period September 8, 2015 (commencement of operations) to November 30, 2015.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods pre-
sented. See Note 1(e).
gRatios are adjusted to exclude the effects of annualization for non-recurring expenses.

14 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
FINANCIAL H IGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)
Period Ended
November 30, 2015[a]
(unaudited)
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c]	0.01
Net realized and unrealized gains (losses)	0.08
Total from investment operations	0.09
Net asset value, end of period	$10.09

Total return[d]	0.90%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates[f,g]	3.30%
Expenses net of waiver and payments by affiliates[f]	2.37%
Expenses incurred in connection with securities sold short	0.48%
Net investment income	1.69%

Supplemental data
Net assets, end of period (000’s)	$12
Portfolio turnover rate	209.62%

aFor the period September 8, 2015 (commencement of operations) to November 30, 2015.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods pre-
sented. See Note 1(e).
gRatios are adjusted to exclude the effects of annualization for non-recurring expenses.

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The accompanying notes are an integral part of these financial statements. | Semiannual Report 15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
FINANCIAL H IGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)
Period Ended
November 30, 2015[a]
(unaudited)
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c]	0.04
Net realized and unrealized gains (losses)	0.05
Total from investment operations	0.09
Net asset value, end of period	$10.09

Total return[d]	0.90%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates[f,g]	3.36%
Expenses net of waiver and payments by affiliates[f]	2.43%
Expenses incurred in connection with securities sold short	0.48%
Net investment income	1.63%

Supplemental data
Net assets, end of period (000’s)	$24,895
Portfolio turnover rate	209.62%

aFor the period September 8, 2015 (commencement of operations) to November 30, 2015.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods pre-
sented. See Note 1(e).
gRatios are adjusted to exclude the effects of annualization for non-recurring expenses.

16 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Statement of Investments, November 30, 2015 (unaudited)
Franklin K2 Long Short Credit Fund
		Principal
	Country	Amount*	Value
Convertible Bonds (Cost $570,818) 1.1%
Real Estate Investment Trusts (REITs) 1.1%
iStar Inc., senior note, 3.00%, 11/15/16	United States	500,000	$589,063
Corporate Bonds and Notes 32.2%
Commercial Services & Supplies 0.7%
[a]iPayment Inc., senior note, 144A, 9.50%, 12/15/19	United States	334,850	344,058
Containers & Packaging 1.5%
[b]Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, senior secured note, first lien,
6.875%, 2/15/21	United States	750,000	778,125
Diversified Financial Services 3.2%
[a,b]Global Cash Access Inc., senior note, 144A, 10.00%, 1/15/22	United States	354,000	314,175
NewStar Financial Inc., senior note, 7.25%, 5/01/20	United States	261,000	259,369
[a,b]Opal Acquisition Inc., senior note, 144A, 8.875%, 12/15/21	United States	94,000	81,427
[a]ROC Finance LLC/ROC Finance 1 Corp., secured note, second lien, 144A,
12.125%, 9/01/18	United States	700,000	742,000
[a,c]Solvay Finance America LLC, senior bond, 144A, 4.45%, 12/03/25	Belgium	259,000	258,689
			1,655,660
Diversified Telecommunication Services 3.7%
Frontier Communications Corp., senior bond, 9.00%, 8/15/31	United States	762,000	649,605
[b]Sprint Communications Inc., senior note, 8.375%, 8/15/17	United States	783,000	783,000
Windstream Services LLC, senior note, 7.875%, 11/01/17	United States	500,000	524,375
			1,956,980
Electric Utilities 0.4%
[a,b]Real Alloy Holding Inc., senior note, 144A, 10.00%, 1/15/19	United States	215,000	218,225
Energy Equipment & Services 1.6%
[a,b]Targa Resources Partners LP/Targa Resources Partners Finance Corp., senior note,
144A, 6.75%, 3/15/24	United States	104,000	99,060
Transocean Inc., senior note, 5.55%, 12/15/16	United States	750,000	749,062
			848,122
Health Care Equipment & Supplies 0.8%
[b]Universal Hospital Services Inc., senior note, 7.625%, 8/15/20	United States	468,000	439,920
Hotels, Restaurants & Leisure 1.2%
[a]Golden Nugget Escrow Inc., senior note, 144A, 8.50%, 12/01/21	United States	166,000	171,395
[a,b]Downstream Development Authority of the Quapaw Tribe of Oklahoma, secured note,
144A, 10.50%, 7/01/19	United States	460,000	480,700
			652,095
Independent Power & Renewable Electricity Producers 1.0%
NRG Energy Inc., senior note,
6.625%, 3/15/23	United States	350,000	323,750
[b]6.25%, 5/01/24	United States	231,000	210,210
			533,960
Industrial Conglomerates 1.0%
[c]Roper Technologies Inc., senior bond, 3.85%, 12/15/25	United States	517,000	516,142
IT Services 0.1%
[a]First Data Corp., senior note, 144A, 7.00%, 12/01/23	United States	50,000	50,813
Life Sciences Tools & Services 1.5%
inVentiv Health Inc., senior note, 10.00%, 8/15/18	United States	300,000	291,000

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Semiannual Report 17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*	Value
Corporate Bonds and Notes (continued)
Life Sciences Tools & Services (continued)
[c]Thermo Fisher Scientific Inc., senior bond, 3.65%, 12/15/25	United States	517,000	$516,266
			807,266
Media 6.1%
American Media Inc., first lien, 11.50%, 12/15/17	United States	779,000	781,921
[a]Lee Enterprises Inc., senior secured note, first lien, 144A, 9.50%, 3/15/22	United States	444,000	413,475
The McClatchy Co., senior secured note, first lien, 9.00%, 12/15/22	United States	30,000	28,248
[b]Postmedia Network Inc., secured note, second lien, 12.50%, 7/15/18	Canada	300,000	286,500
[a]Time Inc., senior note, 144A, 5.75%, 4/15/22	United States	448,000	431,200
[a]Univision Communications Inc., senior secured note, first lien, 144A,
5.125%, 2/15/25	United States	750,000	726,562
[b]WideOpenWest Finance LLC/Capital Corp., senior note, 10.25%, 7/15/19	United States	576,000	553,680
			3,221,586
Metals & Mining 0.1%
AK Steel Corp.,
[b]senior bond, 7.625%, 5/15/20	United States	64,000	27,680
senior note, 7.625%, 10/01/21	United States	107,000	43,870
			71,550
Oil, Gas & Consumable Fuels 3.1%
California Resources Corp., senior note, 6.00%, 11/15/24	United States	336,000	201,810
Energy Transfer Equity LP, senior bond, 5.50%, 6/01/27	United States	465,000	391,762
Kinder Morgan Inc., senior bond, 8.05%, 10/15/30	United States	283,000	283,793
Sabine Pass LNG LP, senior secured note, first lien, 7.50%, 11/30/16	United States	750,000	768,750
			1,646,115
Paper & Forest Products 0.3%
Resolute Forest Products Inc., senior note, 5.875%, 5/15/23	United States	237,000	174,788
Pharmaceuticals 1.5%
[a]ConvaTec Healthcare SA, senior note, 144A, 10.50%, 12/15/18	Luxembourg	750,000	762,187
Real Estate Investment Trusts (REITs) 1.2%
[c]Equinix Inc., senior bond, 5.875%, 1/15/26	United States	80,000	81,400
Ferrellgas LP / Ferrellgas Finance Corp., senior note,
6.50%, 5/01/21	United States	100,000	90,500
[a,b]144A, 6.75%, 6/15/23	United States	232,000	208,754
[b]iStar Inc., senior note, 4.00%, 11/01/17	United States	250,000	243,750
			624,404
Software 1.4%
[a]Infor U.S. Inc., first lien, 144A, 5.75%, 8/15/20	United States	750,000	753,750
Specialty Retail 1.4%
[a,d]Neiman Marcus Group Ltd. LLC, senior note, 144A, PIK, 8.75% (all cash), 10/15/21	United States	555,000	496,725
[b]Toys R US Property Co. II LLC, senior note, 8.50%, 12/01/17	United States	255,000	240,338
			737,063
Textiles, Apparel & Luxury Goods 0.4%
[a,b]Empire Today LLC / Empire Today Finance Corp., senior secured note, first lien, 144A,
11.375%, 2/01/17	United States	189,000	181,440
Total Corporate Bonds and Notes (Cost $17,370,192)			16,974,249

18 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities 43.8%
Consumer Finance 0.5%
[e]Impac CMB 2004-11 Trust, 1A2, FRN, 0.741%, 3/25/35	United States	333,451	$251,755
Diversified Financial Services 34.6%
[e]Banc of America Funding 2006-G Trust, M1, FRN, 0.507%, 7/20/36	United States	3,500,000	2,272,975
[e]Bear Stearns ARM 2006-2 Trust, 4A1, FRN, 4.828%, 7/25/36	United States	146,809	128,431
[e]Bear Stearns ARM 2007-4 Trust, 22A1, FRN, 4.804%, 6/25/47	United States	128,588	115,379
[a,e]Cornerstone CLO Ltd., 2007-C Trust, 144A, FRN, 2.721%, 7/15/21	United States	2,500,000	2,418,250
Credit Suisse First Boston Mortgage Securities Corp., 1A2, 7.50%, 3/25/32	United States	688,176	706,562
[a,e]Credit Suisse Mortgage Securities Corp., Trust 2015, E, 144A, FRN, 4.197%, 4/15/29	United States	2,100,000	2,091,090
[a,e]EQTY 2014-INNS Mortgage Trust, E, 144A, FRN, 3.645%, 5/08/31	United States	2,500,000	2,484,037
[e]IndyMac Index Mortgage Loan 2005-AR13 Trust, 4A1, FRN, 2.538%, 8/25/35	United States	651,004	573,191
[e]IndyMac Index Mortgage Loan 2005-AR18 Trust, 1A2, FRN, 1.031%, 10/25/36	United States	5,728,819	2,410,805
[e]Home Equity Mortgage Loan Asset-Backed 2001-A Trust, AV, FRN, 0.741%, 3/25/31	United States	121,387	103,313
[e]JP Morgan Alternative Loan 2006-3A3 Trust, FRN, 6.03%, 3/25/36	United States	2,056,180	1,827,467
[e]JP Morgan Mortgage 2007-A2 Trust, 2A1, FRN, 2.642%, 4/25/37	United States	475,797	420,487
[a,e]Katonah Ltd., 2007-B1L Trust, 144A, FRN, 3.316%, 4/23/22	United States	1,000,000	997,350
[e]The Prudential Home Mortgage Securities Co. Inc., A18, FRN, 1.521%, 1/25/24	United States	159,710	142,510
[e]Structured Asset Mortgage Investments 2003-AR2 Trust, A1, FRN, 0.943%, 12/19/33	United States	35,635	34,454
[e]WaMu Mortgage Pass-Through Certificates 2007-OA3 Trust, 2A1A, FRN,
1.004%, 4/25/47	United States	107,158	91,440
[a,e]Waterfall Commercial Mortgage 2015-SBC5 Trust, A, 144A, FRN, 4.104%, 9/19/22	United States	1,437,950	1,424,628
			18,242,369
Thrifts & Mortgage Finance 8.7%
Banc of America Commercial Mortgage 2006-6 Trust, AJ, 5.421%, 10/10/45	United States	900,000	914,219
[e]National Collegiate Student Loan 2007-4 Trust, FRN,
A3A1, 3.682%, 3/25/38	United States	1,850,000	1,836,061
A3A2, 3.697%, 3/25/38	United States	2,000,000	1,845,299
			4,595,579
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities (Cost $22,715,271)			23,089,703
Total Investments before Repurchase Agreements
(Cost $40,656,281)			40,653,015
Repurchase Agreement (Cost $1,132,438) 2.2%
[f]Joint Repurchase Agreement, 0.048%, 12/01/15
(Maturity Value $1,132,439)	United States	1,132,438	1,132,438
BNP Paribas Securities Corp. (Maturity Value $215,707)
Credit Suisse Securities (USA) LLC (Maturity Value $647,110)
HSBC Securities (USA) Inc. (Maturity Value $161,780)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $107,842)
Collateralized by [g]U.S. Treasury Bill, 12/03/15 - 11/10/16; and U.S.
Treasury Note, 0.625% - 1.375%, 5/31/17 - 2/29/20 (valued at $1,155,371)
Total Investments (Cost $41,788,719) 79.3%			41,785,453
Securities Sold Short (7.0)%			(3,695,473)
Other Assets, less Liabilities 27.7%			14,595,274
Net Assets 100.0%			$52,685,254

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Semiannual Report 19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*	Value
[h]Securities Sold Short (7.0)%
Corporate Bonds and Notes (4.7)%
Chemicals (1.8)%
The Mosaic Co., senior bond, 4.25%, 11/15/23	United States	500,000	$(502,513)
Potash Corp. of Saskatchewan Inc., senior bond, 3.00%, 4/01/25	Canada	500,000	(471,116)
			(973,629)
Electronic Equipment, Instruments & Components (0.2)%
[a]Italics Merger Sub Inc., senior note, 144A, 7.125%, 7/15/23	United States	99,000	(95,535)
Hotels, Restaurants & Leisure (0.4)%
MGM Resorts International, senior note, 6.00%, 3/15/23	United States	180,000	(178,763)
[a]Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., senior bond, 144A,
5.50%, 3/01/25	United States	70,000	(63,262)
			(242,025)
Machinery (0.1)%
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	60,000	(43,050)
Media (0.3)%
[a]Cequel Communications Holdings I LLC / Cequel Capital Corp., senior note, 144A,
5.125%, 12/15/21	United States	117,000	(108,517)
Sinclair Television Group Inc., senior note, 5.375%, 4/01/21	United States	45,000	(45,394)
			(153,911)
Oil, Gas & Consumable Fuels (0.8)%
Oasis Petroleum Inc., senior note, 6.875%, 3/15/22	United States	484,000	(415,030)
Pharmaceuticals (1.1)%
[a]Valeant Pharmaceuticals International Inc., senior bond, 144A, 6.125%, 4/15/25	United States	657,000	(573,233)
Total Corporate Bonds and Notes (Proceeds $2,555,303)			(2,496,413)
U.S. Government and Agency Securities
(Proceeds $1,198,434) (2.3%)
U.S. Treasury Note, 2.25%, 11/15/25	United States	1,195,000	(1,199,060)
Total Securities Sold Short (Proceeds $3,753,737)			$(3,695,473)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
November 30, 2015, the net value of these securities was $15,309,443, representing 29.06% of net assets.
bA portion or all of the security has been segregated as collateral for securities sold short. At November 30, 2015, the aggregate value of these securities and/or cash pledged amounted to $8,326,643, representing 15.80% of net assets.
cA portion or all of the security purchased on a when-issued and delayed delivery basis. See Note 1(c).
dIncome may be received in additional securities and/or cash.
eThe coupon rate shown represents the rate at period end.
fSee Note 1(b) regarding joint repurchase agreement.
gThe security is traded on a discount basis with no stated coupon rate.
hSee Note 1(e) regarding securities sold short.

20 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)
At November 30, 2015, the Fund had the following credit default swap contracts outstanding. See Note 1(d).
Credit Default Swap Contracts
					Unamortized
	Periodic				Upfront
	Payment	Counterparty/	Notional	Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange	Amount	Date	(Receipts)	Appreciation	Depreciation	Value
Centrally Cleared Swap Contracts
Contracts to Buy Protection
Traded Index
CDX 24 HY	5.00%	ICE	$1,014,750	6/20/20	$(55,040)	$498	$—	$(54,542)
Total Centrally Cleared Swap Contracts					$(55,040)	$498	$—	$(54,542)
OTC Swaps
Contracts to Buy Protection
Single Name
American Electric Power Company Inc	1.00%	GSCO	750,000	12/20/20	(27,293)	—	(3,331)	(30,624)
Cox Communications Inc	1.00%	GSCO	750,000	12/20/20	—	—	(4,047)	(4,047)
Domtar Corp	1.00%	JPHQ	750,000	9/20/20	21,491	—	(10,055)	11,436
Eastman Kodak Co	1.00%	GSCO	750,000	12/20/20	(3,932)	1,219	—	(2,713)
Expedia Inc	1.00%	GSCO	750,000	12/20/20	(715)	—	(4,194)	(4,909)
Loews Corp	1.00%	GSCO	750,000	12/20/20	(17,251)	—	(10,983)	(28,234)
National Rural Utilities Cooperative Finance Corp	1.00%	GSCO	750,000	12/20/20	(23,503)	—	(4,766)	(28,269)
Whirlpool Corp	1.00%	GSCO	750,000	12/20/20	(1,426)	—	(1,973)	(3,399)
Total OTC Swap Contracts					(52,629)	1,219	(39,349)	(90,759)
Total Credit Default Swap Contracts			7,217,700		$(107,669)	$1,717	$(39,349)	$(145,301)
Net unrealized appreciation (depreciation)							$(37,632)

See Notes 1(d) and 8 regarding derivative financial instruments and other derivative information, respectively.
At November 30, 2015, the Fund had the following total return swap contracts outstanding. See Note 1(d).
Total Return Swap Contracts
				Counter-		Expiration	Unrealized Unrealized
Underlying Instrument		Financing Rate		Party Notional Value		Date Appreciation	Depreciation
Short
iBoxx USD Liquid High Yield Index			LIBOR	JPHQ	$300,000	3/20/16	$—	$(1,908)
Net unrealized appreciation (depreciation)								$(1,908)

See Abbreviations on page 35.

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Semiannual Report 21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Financial Statements

Statement of Assets and Liabilities
November 30, 2015 (unaudited)

Franklin K2 Long Short Credit Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$40,656,281
Cost - Repurchase agreements	1,132,438
Total cost of investments	$41,788,719
Value - Unaffiliated issuers	$40,653,015
Value - Repurchase agreements	1,132,438
Total value of investments	41,785,453
Cash	10,229,052
Receivables:
Investment securities sold	3,387,543
Capital shares sold	1,520
Interest	429,853
Due from brokers	3,882,548
Offering costs	293,154
OTC swap contracts (upfront payments $22,496)	21,491
Unrealized appreciation on OTC swap contracts	1,219
Total assets	60,031,833
Liabilities:
Payables:
Investment securities purchased	3,440,025
Management fees	1,807
Distribution fees	5,714
Transfer agent fees	6,247
Trustees’ fees and expenses	5,902
Variation margin	12,582
OTC swap contracts (upfront receipts $76,514)	74,120
Securities sold short, at value (proceeds $3,753,737)	3,695,473
Unrealized depreciation on OTC swap contracts	41,257
Accrued expenses and other liabilities	63,452
Total liabilities	7,346,579
Net assets, at value	$52,685,254
Net assets consist of:
Paid-in capital	$52,276,664
Accumulated net investment income	177,708
Net unrealized appreciation (depreciation)	15,458
Accumulated net realized gain (loss)	215,424
Net assets, at value	$52,685,254

22 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
November 30, 2015 (unaudited)

Franklin K2 Long Short Credit Fund

Class A:
Net assets, at value	$27,752,947
Shares outstanding	2,753,076
Net asset value per share[a]	$10.08
Maximum offering price per share (net asset value per share ÷ 94.25%)	$10.69
Class C:
Net assets, at value	$13,513
Shares outstanding	1,343
Net asset value and maximum offering price per share[a]	$10.06
Class R:
Net assets, at value	$12,026
Shares outstanding	1,195
Net asset value and maximum offering price per share[b]	$10.07
Class R6:
Net assets, at value	$12,049
Shares outstanding	1,195
Net asset value and maximum offering price per share[b]	$10.09
Advisor Class:
Net assets, at value	$24,894,719
Shares outstanding	2,468,059
Net asset value and maximum offering price per share	$10.09

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
[b]Net asset value and maximum offering price may not recalculate due to rounding of net assets and/or shares outstanding.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
FINANCIAL STATEMENTS

Statement of Operations
for the period ended November 30, 2015[a] (unaudited)

Franklin K2 Long Short Credit Fund

Investment income:
Interest	$378,702
Paydown gain (loss)	91,897
Total investment income	470,599
Expenses:
Management fees (Note 3a)	237,209
Distribution fees: (Note 3c)
Class A	12,107
Class C	22
Class R	10
Transfer agent fees: (Note 3e)
Class A	3,391
Class C	2
Class R	1
Class R6	4
Advisor Class	2,886
Custodian fees (Note 4)	17,494
Reports to shareholders	9,577
Registration and filing fees	727
Professional fees	29,799
Trustees’ fees and expenses	5,902
Amortization of offering costs	85,811
Interest on securities sold short	50,085
Security borrowing fees	5,040
Other	7,434
Total expenses	467,501
Expenses waived/paid by affiliates (Note 3f)	(174,610)
Net expenses	292,891
Net investment income	177,708
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(5,186)
Written options	1,416
Securities sold short	137,430
Swap contracts	81,764
Net realized gain (loss)	215,424
Net change in unrealized appreciation (depreciation) on:
Investments	54,998
Swap contracts	(39,540)
Net change in unrealized appreciation (depreciation)	15,458
Net realized and unrealized gain (loss)	230,882
Net increase (decrease) in net assets resulting from operations	$408,590

[a]For the period September 8, 2015 (commencement of operations) to November 30, 2015.

24 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
FINANCIAL STATEMENTS

Statement of Changes in Net Assets

Franklin K2 Long Short Credit Fund

Period Ended
November 30, 2015[a]
(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$177,708
Net realized gain (loss)	215,424
Net change in unrealized appreciation (depreciation)	15,458
Net increase (decrease) in net assets resulting from operations	408,590
Capital share transactions: (Note 2)
Class A	27,531,373
Class C	11,500
Class R	10,000
Class R6	10,000
Advisor Class	24,713,791
Total capital share transactions	52,276,664
Net increase (decrease) in net assets	52,685,254
Net assets:
End of period	$52,685,254
Accumulated net investment income included in net assets:
End of period	$177,708

[a]For the period September 8, 2015 (commencement of operations) to November 30, 2015.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Financial Statements (unaudited)

Franklin K2 Long Short Credit Fund

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Franklin K2 Long Short Credit Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund commenced operations on September 8, 2015, with five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Effective September 28, 2015, the Fund began publicly offering its shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Repurchase agreements are valued at cost, which approximates fair value.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Statement of Investments, had been entered into on November 30, 2015.

c. Securities Purchased on a When-Issued and Delayed Delivery Basis

The Fund purchases securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable coun-terparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held

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Semiannual Report 27

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

d. Derivative Financial Instruments (continued)

in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statement of Operations.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Notes 6 and 8 regarding investment transactions and other derivative information, respectively.

e. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/ or securities having a value equal to a specified percentage of

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security borrowing fees are recorded as an expense to the Fund.

f. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2015, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns).

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded as an adjustment to interest income separately in the Statement of Operations. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

h. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

i. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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Semiannual Report 29

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

2. Shares of Beneficial Interest

At November 30, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Period Ended
	November 30, 2015[a]
	Shares	Amount

Class A Shares:
Shares sold	2,753,076	$27,531,373

Class C Shares:
Shares sold	500,150	$5,001,510
Shares redeemed	(498,807)	(4,990,010)
Net increase (decrease)	1,343	$11,500

Class R Shares:
Shares sold	500,001	$5,000,010
Shares redeemed	(498,806)	(4,990,010)
Net increase (decrease)	1,195	$10,000

Class R6 Shares:
Shares sold	500,001	$5,000,010
Shares redeemed	(498,806)	(4,990,010)
Net increase (decrease)	1,195	$10,000

Advisor Class Shares:
Shares sold	2,471,609	$24,749,754
Shares redeemed	(3,550)	(35,963)
Net increase (decrease)	2,468,059	$24,713,791

aFor the period September 8, 2015 (commencement of operations) to November 30, 2015.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees
The Fund pays an investment management fee to K2 Advisors of 2.05% per year of the average daily net assets of the Fund.
Under each subadvisory agreement, the below entities provide subadvisory services to the Fund. The subadvisory fees are paid by
K2 Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
Subadvisors
Apollo Credit Management LLC
Candlewood Investment Group, L.P.
Chatham Asset Management, LLC
Ellington Global Asset Management, L.L.C.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

b. Administrative Fees

Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund. The fee is paid by K2 Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$159
CDSC retained	$—

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2015, the Fund paid transfer agent fees of $6,284, of which $64 was retained by Investor Services.

f. Waiver and Expense Reimbursements

K2 Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses, and expenses related to securities sold short) for each class of the Fund do not exceed 1.95%, and Class R6 does not exceed 1.89% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2016.

g. Other Affiliated Transactions

At November 30, 2015, Franklin Resources, Inc. owned 95.71% of the Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

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FRANKLIN NOTES TO	ALTERNATIVE STRATEGIES FUNDS FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2015, there were no credits earned.

5. Income Taxes

At November 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$41,862,332
Unrealized appreciation	$408,757
Unrealized depreciation	(485,636)
Net unrealized appreciation (depreciation)	$(76,879)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and wash sales.

6. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended November 30, 2015, aggregated $115,256,680 and $78,712,568, respectively.

Transactions in options written during the period ended November 30, 2015, were as follows:

	Number of
	Contracts	Premiums
Options written	4	$4,188
Options expired	—	—
Options exercised	—	—
Options closed	(4)	(4,188)
Options outstanding at November 30, 2015	—	$—

See Notes 1(d) and 8 regarding derivative financial instruments and other derivative information, respectively.

7. Credit Risk

At November 30, 2015, the Fund had 34.3% of its portfolio invested in high yield and other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

8. Other Derivative Information

At November 30, 2015, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

Derivative Contracts
Not Accounted for as	Statement of Assets and			Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value		Liabilities Location	Fair Value
Credit contracts	Variation margin	$498	[a]
	OTC swap contracts	21,491		OTC swap contracts	$74,120
	(upfront payments)			(upfront receipts)
	Unrealized appreciation on	1,219		Unrealized depreciation on	41,257
	OTC swap contracts			OTC swap contracts
Totals		$23,208			$115,377

aThis amount reflects the cumulative appreciation (depreciation) of centrally cleared swaps contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended November 30, 2015, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

				Net Change in
				Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Statement of	Gain (Loss)	Statement of	(Depreciation)
Hedging Instruments	Operations Locations	for the Period	Operations Locations	for the Period
	Net realized gain (loss) from:		Net change in unrealized
			appreciation (depreciation) on:
Credit contracts	Swap contracts	$81,764	Swap contracts	$(39,540)
Equity contracts	Investments	(69,810)[a]
	Written options	1,416
Totals		$13,370		$(39,540)

[a]Purchased option contracts are included in net realized gain (loss) from investments in the Statement of Operations.

For the period ended November 30, 2015, the average month end fair value of derivatives represented 0.08% of average month end net assets. The average month end number of open derivative contracts for the period was 12.

At November 30, 2015, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts
	of Assets and Liabilities
	Presented in the
	Statement of
	Assets and Liabilities

	Assets[a]	Liabilities[a]
Derivatives
Swap Contracts	$22,710	$115,377

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

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FRANKLIN NOTES TO	ALTERNATIVE STRATEGIES FUNDS FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

8. Other Derivative Information (continued)

At November 30, 2015, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities, and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities

	Gross and Net
	Amounts of Assets		Financial
	Presented in the	Financial	Instruments	Cash
	Statement of	Instruments	Collateral	Collateral	Net Amount (Not
	Assets and Liabilities	Available for Offset	Received	Received	less than zero)
Counterparty
GSCO	$1,219	$(1,219)	$—	$—	$—
JPHQ	21,491	(11,963)	—	—	9,528

Total	$22,710	$(13,182)	$—	$—	$9,528

At November 30, 2015, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets, and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities

	Gross and Net
	Amounts of Liabilities		Financial
	Presented in the	Financial	Instruments	Cash
	Statement of	Instruments	Collateral	Collateral	Net Amount (Not
	Assets and Liabilities	Available for Offset	Pledged	Pledged	less than zero)
Counterparty
GSCO	$103,414	$(1,219)	$—	$—	$102,195
JPHQ	11,963	(11,963)	—	—	—

Total	$115,377	$(13,182)	$—	$—	$102,195

See Notes 1(d) and 6 regarding derivative financial instruments and investment transactions, respectively.

See Abbreviations on page 35.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepay- ment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

A summary of inputs used as of November 30, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Convertible Bonds	$—	$589,063	$—	$589,063
Corporate Bonds and Notes	—	16,974,249	—	16,974,249
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	23,089,703	—	23,089,703
Short Term Investments	—	1,132,438	—	1,132,438
Total Investments in Securities	$—	$41,785,453	$—	$41,785,453
Other Financial Instruments
Swap Contracts	$—	$1,717	$—	$1,717

Liabilities:
Other Financial Instruments
Securities Sold Short[a]	$—	$3,695,473	$—	$3,695,473
Swap Contracts	—	41,257	—	41,257
Total Other Financial Instruments	$—	$3,736,730	$—	$3,736,730

aFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Counterparty/Exchange		Currency	Selected Portfolio
GSCO	The Goldman Sachs Group, Inc.	USD United States Dollar	ARM	Adjustable Rate Mortgage
ICE	Intercontinental Exchange, Inc.		CLO	Collateralized Loan Obligation
JPHQ	JP Morgan Chase & Co.		FRN	Floating Rate Note
			LIBOR	London InterBank Offered Rate
			PIK	Payment In-Kind
			REIT	Real Estate Investment Trust

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
FRANKLIN K2 LONG SHORT CREDIT FUND

Shareholder Information

Board Approval of Investment Management Agreement and Sub-Advisory Agreements

The Board of Trustees (Board), including the independent trustees, at a Board meeting held on July 14, 2015, unanimously approved the Investment Management Agreement between Franklin Alternatives Strategies Funds (Trust), on behalf of Franklin K2 Long Short Credit Fund (Fund), and K2 Advisors/ D&S Management Co., L.L.C. (K2 Advisors), and each Sub-Advisory Agreement between K2 Advisors and each of Apollo Capital Management, L.P. (Apollo); Candlewood Investment Group, L.P. (Candlewood); Chatham Asset Management LLC (Chatham); Ellington Management Group, L.L.C. (Ellington); EMSO Partners Limited (EMSO); and Logan Circle Partners, L.P. (Logan Circle and, together with Apollo, Candlewood, Chatham, Ellington and EMSO, the Sub-Advisors).

Prior to a meeting of all of the trustees for the purpose of considering such approvals, the trustees participated in two other meetings held in connection with the approval process (those trustees unable to attend in person were present by telephonic conference means). Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of the investment manager and Sub-Advisors (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the investment management agreement and the sub-advisory agreements for the Fund, the Board, including the independent trustees, determined that the investment management agreement and the sub-advisory agreements, including the investment management and sub-advisory fee structure provided for in the agreements, were fair and reasonable.

In making the foregoing approvals, the Board considered various materials related to the investment management agreement and the sub-advisory agreements including: (1) a copy of the proposed form of investment management agreement and sub-advisory agreements; (2) information describing the nature, quality and extent of services that K2 Advisors and each Sub-Advisor would provide to the Fund, and the proposed investment management fees and sub-advisory fees payable to K2 Advisors and each Sub-Advisor; (3) reports from K2 Advisors on the diligence conducted on each Sub-Advisor and the reasons for recommending each Sub-Advisor, as a sub-advisor for the Fund, including, but not limited to, each Sub-Advisor’s background, experience, personnel, operations, policies, procedures and compliance functions and plans for the integration of such operations, policies, procedures and compliance functions with those of K2 Advisors; and (4) a report from the Trust’s Chief Compliance Officer regarding K2 Advisors’ and each Sub-Advisor’s compliance program and capabilities, including policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Trust’s Chief Compliance Officer with respect thereto.

The Board’s consideration of whether to approve the investment management agreement and each sub-advisory agreement took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by K2 Advisors and each Sub-Advisor to the Fund under the proposed investment management agreement and sub-advisory agreements, respectively; (2) K2 Advisors’ and each Sub-Advisor’s experience as a manager of other funds and accounts; (3) K2 Advisors’ and each Sub-Advisor’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed investment management agreement and sub-advisory agreements; (5) the pricing structure (including fee waivers and the estimated expense ratio to be borne by shareholders) of the Fund; (6) the personnel, operations, financial condition and investment management capabilities, methodologies and resources of K2 Advisors and each Sub-Advisor, including each management team’s expertise in the management of other alternative strategy funds; (7) profitability matters; (8) reports from K2 Advisors on the diligence conducted on each Sub-Advisor and the reasons for recommending each Sub-Advisor as a sub-advisor for the Fund, including, but not limited to, each Sub-Advisor’s background, experience, personnel, operations, policies, procedures and compliance functions and plans for the integration of such operations, policies, procedures and compliance functions with those of K2 Advisors; and (9) a report from the Trust’s Chief Compliance Officer regarding K2 Advisors’ and each Sub-Advisor’s compliance program and capabilities, including policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Trust’s Chief Compliance Officer with respect thereto. Particular attention was given to (1) the diligent risk management program of K2 Advisors, including those aspects of the program related to selecting and overseeing sub-advisors to the Fund, (2) each Sub-Advisor’s risk management program, and (3) derivatives and other complex instruments that are expected to be held by the Fund and how such instruments are expected to be used to carry out the Fund’s investment goals.

The Board was also provided with a report from Lipper, Inc., an independent third party (Lipper), comparing the Fund’s proposed fees with the fees of other funds in the Fund’s Lipper

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SHAREHOLDER INFORMATION

selected peer group (Lipper Report). The Board reviewed this information and its usefulness in the approval process with respect to matters such as comparative fees and expense ratios. The Board considered that the Lipper Report contains only a limited number of multi-manager funds. The Board concluded that the Lipper Report was helpful in the performance of its duties.

The following sets forth some of the primary information and factors relevant to the Board’s decisions. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services to be provided by K2 Advisors and each Sub-Advisor. In this regard, they reviewed the Fund’s proposed investment goal, K2 Advisors’ and each Sub-Advisor’s proposed investment strategy, and K2 Advisors’ and each Sub-Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, K2 Advisors’ and each Sub-Advisor’s trading practices and investment decision processes. The Board noted the responsibilities that K2 Advisors would have as the Fund’s investment manager, including (1) due diligence of the Sub-Advisors, their respective trading strategies, risk management, operations and businesses, (2) oversight and monitoring of the day-to-day investment activities of the Sub-Advisors and the ongoing assessment of their performance, (3) portfolio construction with respect to the allocation of assets among Sub-Advisors, investment funds, cash and other investments, (4) risk management, (5) on-going oversight and monitoring of the Sub-Advisors’ compliance with the investment mandate, compliance policies and procedures and federal securities laws, (6) preparing quarterly reports to the Board, and (7) the implementation of Board directives as they relate to the Fund. The trustees considered the successful performance of K2 Advisors in managing Franklin K2 Alternative Strategies Fund (K2 ASF) and another investment product that is not subject to the Investment Company Act of 1940, as amended (1940 Act), with an investment strategy similar to the investment strategy of the Fund.

With respect to the sub-advisory services to be provided by the Sub-Advisors, the Board noted the responsibilities that each Sub-Advisor would have with respect to the portion of the Fund’s assets allocated to the Sub-Advisor by K2 Advisors (Sub-Advised Portion), including, among others, implementing the investment strategies with respect to the Sub-Advised Portion and ensuring compliance with the investment strategies, policies and limitations of the Sub-Advised Portion. The trustees considered the successful performance of each Sub-Advisor in managing other investment products with investment strategies similar to the investment strategies of its Sub-Advised Portion of the Fund, including, with respect to certain Sub-Advisors, mutual funds with similar investment strategies.

The trustees reviewed the Fund’s portfolio management team at K2 Advisors and each Sub-Advisor, including each such team’s performance, staffing, skills and compensation program. The trustees considered various other products, portfolios and entities that are advised by K2 Advisors and each Sub-Advisor and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. The Board also considered a report from the Trust’s Chief Compliance Officer regarding K2 Advisors’ and each Sub-Advisor’s compliance programs as such policies relate to the operations of the Fund. The Board considered the selection and due diligence process employed by K2 Advisors in proposing each Sub-Advisor as a sub-advisor to the Fund, including the due diligence undertaken with respect to the Sub-Advisor’s compliance capabilities, and efforts to integrate each Sub-Advisor’s operations, policies, procedures and compliance functions with those of K2 Advisors. The trustees considered K2 Advisors’ significant efforts in developing and implementing compliance procedures established in accordance with Securities and Exchange Commission and other requirements. They also considered the nature, extent and quality of the services to be provided under the other service agreements with affiliates of K2 Advisors.

Based on their review, the trustees were satisfied with the nature and quality of the overall services to be provided by K2 Advisors, its affiliates and each Sub-Advisor to the Fund and its shareholders and were confident in the abilities of K2 Advisors and each Sub-Advisor to implement their respective proposed investment strategy and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. As noted earlier, the Board did consider the investment performance of K2 Advisors in managing K2 ASF and another non-1940 Act investment product with a similar investment goal to the

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
FRANKLIN K2 LONG SHORT CREDIT FUND
SHAREHOLDER INFORMATION

Board Approval of Investment Management Agreement and Sub-Advisory Agreements

(continued)

investment goal of the Fund, as well as the investment performance of each Sub-Advisor in managing other investment products with investment strategies similar to the investment strategies of its Sub-Advised Portion of the Fund, including, with respect to certain Sub-Advisors, mutual funds with similar investment strategies. The Board also considered the proposed performance benchmarks for the Fund and how such benchmarks were selected by K2 Advisors and would be utilized to measure performance of K2 Advisors and each Sub-Advisor.

COMPARATIVE EXPENSES AND PROFITABILITY.

The Board considered the cost of the services to be provided and the profits to be realized by K2 Advisors (and its affiliates) and each Sub-Advisor from their respective relationships with the Fund. The Board noted that K2 Advisors, its affiliates and each Sub-Advisor could not report any financial results from their relationships with the Fund because the Fund had not yet commenced investment operations, and thus, the Board could not evaluate K2 Advisors’, its affiliates’ or each Sub-Advisor’s profitability with respect to the Fund. The Board considered that the Fund is expected to incur considerable expenses in its first year of operation, which will largely be absorbed by K2 Advisors through expense waivers, and is not anticipated to generate significant, if any, profit for K2 Advisors and/or its affiliates for some time.

In considering the appropriateness of the investment management fee charged to the Fund, the Board also reviewed and considered the investment management fees in light of the nature, extent and quality of the investment management services expected to be provided by K2 Advisors and each Sub-Advisor, as more fully discussed above. The Board noted that the sub-advisory fees would be paid by K2 Advisors to each Sub-Advisor and would not be additional fees to be borne by the Fund. The Board also noted that the sub-advisory fees to be paid by K2 Advisors to each Sub-Advisor were the product of arms-length negotiations between K2 Advisors and each Sub-Advisor and the Board considered the allocation of the investment management fee charged to the Fund between K2 Advisors and each Sub-Advisor in light of the nature, extent and quality of the investment management services expected to be provided by K2 Advisors and each Sub-Advisor. The trustees considered various other products, portfolios and entities that are advised by K2 Advisors and each Sub-Advisor and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. The Board considered the extent to which K2 Advisors and each Sub-Advisor may derive ancillary benefits from Fund operations.

Consideration was also given to the information provided in the Lipper Report on other alternative credit focused funds determined by Lipper to be in the Fund’s expense group (Comparable Funds). The Board noted that the expected investment management fee (both including and excluding the proposed fee waiver and expense limitation arrangements) of the Fund was within the range of investment management fees charged by the Comparable Funds (both including and excluding the proposed fee waiver and expense limitation arrangements). The Board also noted that the expected total expenses (both including and excluding the proposed fee waiver and expense limitation arrangements) of the Fund were within the range of total expenses of the Comparable Funds (both including and excluding their proposed fee waiver and expense limitation arrangements). It was noted that the Lipper Report presented a limited comparison because, as discussed above, of the limited number of multi-manager funds available for inclusion in the Lipper Report due to the nature of the Fund.

Based upon its consideration of all these factors, the Board determined that the investment management and sub-advisory fee structure was fair and reasonable.

ECONOMIES OF SCALE. The Board considered economies of scale that may be realized by K2 Advisors, its affiliates and each Sub-Advisor as the Fund grows larger and the extent to which they are shared with Fund shareholders, as for example, in the level of the investment management and sub-advisory fees charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. Because the Fund had not yet commenced operations, the Board concluded that economies of scale were difficult to consider at this time.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at

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FRANKLIN K2 LONG SHORT CREDIT FUND
SHAREHOLDER INFORMATION

franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Ann Torre Bates and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ALTERATIVE STRATEGIES FUNDS

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  January 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  January 26, 2016

By /s/ Robert G. Kubilis

Robert G. Kubilis

      Chief Financial Officer and

      Chief Accounting Officer

Date  January 26, 2016